UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811- 3954

DREYFUS TAX EXEMPT CASH MANAGEMENT FUNDS
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	1/31
Date of reporting period:	1/31/14

FORM N-CSR

Item 1.                         Reports to Stockholders.

Contents

The Funds
Letter to Shareholders (Taxable)	3
Letter to Shareholders (Tax-Exempt)	5
Understanding Your Fund’s Expenses	7
Comparing Your Fund’s Expenses
With Those of Other Funds	9
Statements of Investments	11
Statements of Assets and Liabilities	54
Statements of Operations	57
Statements of Changes in Net Assets	59
Financial Highlights	64
Notes to Financial Statements	74
Report of Independent Registered
Public Accounting Firm	83
Important Tax Information	84
Proxy Results	85
Board Members Information	89
Officers of the Funds	91
For More Information
Back cover

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

• Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Dreyfus Cash Management Funds

The Funds

LETTER TO

SHAREHOLDERS

Dear Shareholders:

This annual report for the several Dreyfus Cash Management Funds (Taxable) covers the 12-month period ended January 31, 2014. Over the reporting period, these funds achieved the following yields and, taking into account the effects of compounding, the following effective yields:1,2

		Effective
	Yield (%)	Yield (%)
Dreyfus Cash Management
Institutional Shares	0.04	0.04
Investor Shares	0.00	0.00
Administrative Shares	0.00	0.00
Participant Shares	0.00	0.00
Agency Shares	0.00	0.00
Dreyfus Government
Cash Management
Institutional Shares	0.01	0.01
Investor Shares	0.01	0.01
Administrative Shares	0.01	0.01
Participant Shares	0.01	0.01
Agency Shares	0.01	0.01
Dreyfus Government
Prime Cash Management
Institutional Shares	0.00	0.00
Investor Shares	0.00	0.00
Administrative Shares	0.00	0.00
Participant Shares	0.00	0.00
Agency Shares	0.00	0.00
Dreyfus Treasury & Agency
Cash Management
Institutional Shares	0.01	0.01
Investor Shares	0.01	0.01
Administrative Shares	0.01	0.01
Participant Shares	0.01	0.01
Service Shares	0.01	0.01
Select Shares	0.01	0.01
Agency Shares	0.01	0.01
Premier Shares	0.01	0.01
Dreyfus Treasury
Prime Cash Management
Institutional Shares	0.00	0.00
Investor Shares	0.00	0.00
Administrative Shares	0.00	0.00
Participant Shares	0.00	0.00
Agency Shares	0.00	0.00

Although long-term interest rates climbed amid a recovering U.S. economy over the reporting period, short-term rates and money market yields remained anchored by an unchanged federal funds rate between 0% and 0.25%.

U.S. Economic Recovery Gained Traction

A mild U.S. economic recovery appeared to gain momentum in February 2013, when the unemployment rate declined from 7.9% to 7.7% and 236,000 new jobs were created.The unemployment rate continued to edge lower in March to 7.6%, but just 88,000 new jobs were added during the month.The economy grew at a lackluster 1.1% annualized rate during the first quarter of 2013.

The gradual recovery continued in April when the unemployment rate ticked down to 7.5%. In May, the Federal Reserve Board (the “Fed”) signaled that it would begin to curtail its quantitative easing program sooner than expected despite subsequent releases of data showing reduced manufacturing activity and an increase in the unemployment rate to 7.6%. Investors responded to the Fed’s hawkish remarks by driving long-term interest rates higher in June amid robust increases in home and automobile sales, the creation of 195,000 jobs, and an unchanged unemployment rate. For the second quarter, the U.S. economy grew at a more respectable 2.5% annualized rate.

July brought welcome evidence of market stabilization when investors realized that imminent increases in short-term rates were unlikely, even as the unemployment rate slid to 7.4%. In August, the manufacturing sector expanded at its fastest pace since June 2011, and the unemployment rate dipped to 7.3%. Financial markets rallied in September when the Fed unexpectedly refrained from tapering its quantitative easing program, manufacturing activity expanded, and the service sector continued to grow. Yet, only 146,000 jobs were added in September even as the unemployment rate fell to 7.2%. It later was

The Funds	3

LETTER TO SHAREHOLDERS (continued)

announced that U.S. economic activity accelerated to a robust 4.1% annualized growth rate during the third quarter.

October saw 204,000 new jobs, but furloughs of government workers during a U.S. government shutdown drove the unemployment rate to 7.3%, and the Fed again refrained from reducing its bond purchases. However, economic data for November showed a more robust recovery, including 274,000 new jobs and an unemployment rate of 7.0%.

Manufacturing activity accelerated in December, as new orders reached their highest level in four years.The Fed responded to more robust economic data by modestly reducing its monthly bond purchases, marking the first of what is expected to be a series of cuts. However, only 75,000 new jobs were created in December, the lowest monthly gain in three years. The unemployment rate slid to 6.7% as workers left the labor force. The U.S. economy grew at an estimated 3.2% annualized GDP growth rate during the fourth quarter.

In January 2014, investors worried that ongoing downturns in the emerging markets could dampen the U.S. economic recovery. However, corporate earnings growth generally remained strong, and the unemployment rate declined to 6.6% with the addition of 113,000 jobs. As expected, the Fed announced an additional reduction in quantitative easing after its January meeting.

No Change Expected for Short-Term Rates

Despite higher long-term interest rates in an accelerating recovery, money market yields remained near zero percent, and yield differences along the market’s maturity spectrum stayed relatively narrow. In addition, monetary policymakers appear unlikely to raise short-term interest rates this year, and we expect regulators to issue changes to the rules governing some money market funds over the coming months.

Therefore, as we have for some time, we have maintained the fund’s weighted average maturity in a market-neutral position, and we remained focused on well-established issuers with good liquidity characteristics.

An investment in the funds is not insured or guaranteed by the FDIC or any other government agency.Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.
Short-term corporate, asset-backed securities holdings and municipal securities holdings (as applicable), while rated in the highest rating category by one or more NRSRO (or unrated, if deemed of comparable quality by
Dreyfus), involve credit and liquidity risks and risk of principal loss.
[1]	Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.
[2]	Yields provided reflect the absorption of certain fund expenses by The
Dreyfus Corporation pursuant to an undertaking, which is voluntary and temporary, not contractual, and can be terminated at any time without notice. Had these expenses not been absorbed, fund yields would have been lower, and in some cases, 7-day yields during the reporting period would have been negative absent the expense absorption.

LETTER TO
SHAREHOLDERS

Dear Shareholder:

We are pleased to present the annual report for the several Dreyfus Cash Management Funds (Tax Exempt). For the 12-month period ended January 31, 2014, these tax-exempt money market funds achieved the following yields and effective yields:1,2

		Effective
	Yield (%)	Yield (%)
Dreyfus Municipal
Cash Management Plus
Institutional Shares	0.00	0.00
Investor Shares	0.00	0.00
Administrative Shares	0.00	0.00
Participant Shares	0.00	0.00
Agency Shares	0.00	0.00
Dreyfus New York
Municipal Cash Management
Institutional Shares	0.00	0.00
Investor Shares	0.00	0.00
Administrative Shares	0.00	0.00
Participant Shares	0.00	0.00
Dreyfus Tax Exempt
Cash Management
Institutional Shares	0.00	0.00
Investor Shares	0.00	0.00
Administrative Shares	0.00	0.00
Participant Shares	0.00	0.00
Dreyfus California AMT-Free
Municipal Cash Management
Institutional Shares	0.00	0.00
Investor Shares	0.00	0.00
Administrative Shares	0.00	0.00
Participant Shares	0.00	0.00
Dreyfus New York AMT-Free
Municipal Cash Management
Institutional Shares	0.00	0.00
Investor Shares	0.00	0.00
Administrative Shares	0.00	0.00
Classic Shares	0.00	0.00

Long-Term Rates Climbed in Economic Recovery

Economic conditions continued to improve over the reporting period as U.S. GDP accelerated from 2.5% during the second quarter of the year to a more robust 4.1% for the third quarter and 3.2% in the fourth quarter amid falling unemployment, rebounding housing markets, increased manufacturing activity, and a massive quantitative easing program from the Federal Reserve Board (the “Fed”). Longer term interest rates climbed as the recovery progressed, but the Fed left short-term interest rates unchanged near historical lows.

Investors were surprised in May 2013, when the Fed appeared ready to back away from its longstanding, aggressively accommodative monetary policy stance. Relatively hawkish remarks by Fed Chairman Ben Bernanke were interpreted as a signal that U.S. monetary policymakers would begin to curtail their quantitative easing program sooner than most analysts had expected. This development sent long-term rates sharply higher, and yield differences widened along the bond market’s maturity spectrum. Although long-term rates declined somewhat when the Fed unexpectedly refrained from tapering its bonds purchases in the fall, subsequent releases of robust economic data sent rates higher over the reporting period’s final months.

The municipal money markets also were influenced by supply-and-demand factors. Demand remained strong for a limited supply of tax-exempt securities, including from nontraditional buyers, such as intermediate bond funds and taxable money market funds seeking attractive tax-exempt yields compared to similar maturity taxable securities. However, individual investors

The Funds	5

LETTER TO SHAREHOLDERS (continued)

remained focused on longer term municipal bonds with higher yields. In this environment, yields of high-quality, one-year municipal notes remained low, and rates on variable rate demand notes (“VRDNs”) stayed steady amid steady demand from taxable money market funds seeking to comply with more stringent liquidity requirements.

Despite a bankruptcy filing by the city of Detroit over the summer and media reports detailing Puerto Rico’s economic and fiscal woes in September, municipal credit quality generally continued to improve as tax revenues increased for most states and municipalities. California’s finances continued to benefit from stronger tax revenues in the wake of tax increases on higher income residents. The State of New York also fared relatively well, supported by balanced budgets enacted on time, improved finances, better spending controls, and well-funded pension liabilities.

Credit Selection Remained Paramount

Most municipal money market funds have maintained short weighted average maturities compared to historical averages due to narrow yield differences along the money market’s maturity range and ongoing regulatory uncertainty.The funds were no exception, as we generally maintained their weighted average maturities in a position that was consistent with industry averages.

Well-researched credit selection remained paramount during the reporting period. We continued to favor state general obligation bonds; essential service revenue bonds backed by water, sewer, and electric facilities; certain local credits with strong financial positions and stable tax bases; and health care and education issuers with stable credit characteristics.

Low Rates Likely to Persist

The Fed made modest cuts in its monthly bond purchases in December and January, marking the start of what is expected to be a series of measured reductions in its quantitative easing program. However, the Fed also has made clear that short-term interest rates are likely to remain low for some time to come. Consequently, in our judgment, the prudent course continues to be an emphasis on preservation of capital and liquidity.

An investment in the funds is not insured or guaranteed by the FDIC or any other government agency.Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.
Short-term corporate, asset-backed securities holdings and municipal securities holdings (as applicable), while rated in the highest rating category by one or more NRSRO (or unrated, if deemed of comparable quality by
Dreyfus), involve credit and liquidity risks and risk of principal loss.
[1]	Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.
For the national funds, income may be subject to state and local taxes. For the NewYork and California funds, income may be subject to state and local taxes for out-of-state residents. For each non-AMT-Free fund, some income may be subject to the federal alternative minimum tax (AMT).
[2]	Yields provided reflect the absorption of certain fund expenses by The
Dreyfus Corporation pursuant to an undertaking, which is voluntary and temporary, not contractual, and can be terminated at any time without notice. Had these expenses not been absorbed, the funds’ yields would have been lower, and in some cases, 7-day yields during the reporting period would have been negative absent the expense absorption.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in each class of each fund from August 1, 2013 to January 31, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended January 31, 2014

	Institutional	Investor	Administrative	Participant	Service	Select	Agency	Premier
Dreyfus Cash
Management
Expenses paid
per $1,000†	$.66	$.86	$.86	$.86	—	—	$.86	—
Ending value
(after expenses)	$1,000.20	$1,000.00	$1,000.00	$1,000.00	—	—	$1,000.00	—
Annualized
expense ratio (%)	.13	.17	.17	.17	—	—	.17	—
Dreyfus
Government Cash
Management
Expenses paid
per $1,000†	$.35	$.35	$.35	$.35	—	—	$.35	—
Ending value
(after expenses)	$1,000.10	$1,000.10	$1,000.10	$1,000.10	—	—	$1,000.10	—

Annualized
expense ratio (%)	.07	.07	.07	.07	—	—	.07	—
Dreyfus
Government Prime
Cash Management
Expenses paid
per $1,000†	$.35	$.35	$.35	$.35	—	—	$.35	—
Ending value
(after expenses)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	—	—	$1,000.00	—
Annualized
expense ratio (%)	.07	.07	.07	.07	—	—	.07	—
Dreyfus Treasury &
Agency Cash
Management
Expenses paid
per $1,000†	$.30	$.30	$.30	$.30	$.25	$.30	$.30	$.25
Ending value
(after expenses)	$1,000.10	$1,000.10	$1,000.10	$1,000.10	$1,000.10	$1,000.10	$1,000.10	$1,000.10

Annualized
expense ratio (%)	.06	.06	.06	.06	.05	.06	.06	.05
Dreyfus
Treasury Prime
Cash Management
Expenses paid
per $1,000†	$.25	$.20	$.20	$.20	—	—	$.20	—
Ending value
(after expenses)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	—	—	$1,000.00	—
Annualized
expense ratio (%)	.05	.04	.04	.04	—	—	.04	—

The Funds	7

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited) (continued)

† Expenses are equal to each fund’s annualized expense ratios as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Expenses and Value of a $1,000 Investment (continued)
assuming actual returns for the six months ended January 31, 2014

	Institutional	Investor	Administrative	Participant	Agency	Classic
Dreyfus
Municipal Cash
Management Plus
Expenses paid
per $1,000†	$.81	$.81	$.81	$.81	$.86	—
Ending value
(after expenses)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	—
Annualized
expense ratio (%)	.16	.16	.16	.16	.17	—
Dreyfus
New York
Municipal Cash
Management
Expenses paid
per $1,000†	$.81	$.76	$.81	$.81	—	—
Ending value
(after expenses)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	—	—
Annualized
expense ratio (%)	.16	.15	.16	.16	—	—
Dreyfus
Tax Exempt Cash
Management
Expenses paid
per $1,000†	$.55	$.55	$.55	$.55	—
Ending value
(after expenses)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	—	—
Annualized
expense ratio (%)	.11	.11	.11	.11	—	—
Dreyfus California
AMT-Free
Municipal Cash
Management
Expenses paid
per $1,000†	$.50	$.50	$.55	$.50	—	—
Ending value
(after expenses)	$1,000.00	1,000.00	$1,000.00	$1,000.00	—	—
Annualized
expense ratio (%)	.10	.10	.11	.10	—	—
Dreyfus New York
AMT-Free
Municipal Cash
Management
Expenses paid
per $1,000†	$.81	$.81	$.81	—	—	$.81
Ending value
(after expenses)	$1,000.00	$1,000.00	$1,000.00	—	—	$1,000.00
Annualized
expense ratio (%)	.16	.16	.16	—	—	.16

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return.You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended January 31, 2014

	Institutional		Investor	Administrative	Participant	Service	Select	Agency	Premier
Dreyfus Cash
Management
Expenses paid
per $1,000†		$.66	$.87	$.87	$.87	—	—	$.87	—
Ending value
(after expenses)		$1,024.55	$1,024.35	$1,024.35	$1,024.35	—	—	$1,024.35	—
Annualized
expense ratio (%)		.13	.17	.17	.17	—	—	.17	—
Dreyfus
Government Cash
Management
Expenses paid
per $1,000†		$.36	$.36	$.36	$.36	—	—	$.36	—
Ending value
(after expenses)		$1,024.85	$1,024.85	$1,024.85	$1,024.85	—	—	$1,024.85	—
Annualized
expense ratio (%)		.07	.07	.07	.07	—	—	.07	—
Dreyfus
Government Prime
Cash Management
Expenses paid
per $1,000†		$.36	$.36	$.36	$.36	—	—	$.36	—
Ending value
(after expenses)	$	,024.85	$1,024.85	$1,024.85	$1,024.85	—	—	$1,024.85	—
Annualized
expense ratio (%)		.07	.07	.07	.07	—	—	.07	—
Dreyfus Treasury &
Agency Cash
Management
Expenses paid
per $1,000†		$.31	$.31	$.31	$.31	$.26	$.31	$.31	$.26
Ending value
(after expenses)		$1,024.90	$1,024.90	$1,024.90	$1,024.90	$1,024.95	$1,024.90	$1,024.90	$1,024.95

Annualized
expense ratio (%)		.06	.06	.06	.06	.05	.06	.06	.05
Dreyfus
Treasury Prime
Cash Management
Expenses paid
per $1,000†		$.26	$0.20	$0.20	$0.20	—	—	$.20	—
Ending value
(after expenses)	$	,024.95	$1,025.00	$1,025.00	$1,025.00	—	—	$1,025.00	—
Annualized
expense ratio (%)		.05	.04	.04	.04	—	—	.04	—

The Funds	9

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited) (continued)

Expenses and Value of a $1,000 Investment (continued)
assuming a hypothetical 5% annualized return for the six months ended January 31, 2014

	Institutional	Investor	Administrative	Participant	Agency	Classic
Dreyfus
Municipal Cash
Management Plus
Expenses paid
per $1,000†	$.82	$.82	$.82	$.82	$.87	—
Ending value
(after expenses)	$1,024.40	$1,024.40	$1,024.40	$1,024.40	$1,024.35	—
Annualized
expense ratio (%)	.16	.16	.16	.16	.17	—
Dreyfus
New York
Municipal Cash
Management
Expenses paid
per $1,000†	$.82	$.77	$.82	$.82	—	—
Ending value
(after expenses)	$1,024.40	$1,024.45	$1,024.40	$1,024.40	—	—

Annualized
expense ratio (%)	.16	.15	.16	.16	—	—
Dreyfus
Tax Exempt Cash
Management
Expenses paid
per $1,000†	$.56	$.56	$.56	$.56	—	—
Ending value
(after expenses)	$1,024.65	$1,024.65	$1,024.65	$1,024.65	—	—
Annualized
expense ratio (%)	.11	.11	.11	.11	—	—
Dreyfus California
AMT-Free
Municipal Cash
Management
Expenses paid
per $1,000†	$.51	$.51	$.56	$.51	—	—
Ending value
(after expenses)	$1,024.70	$1,024.70	$1,024.65	$1,024.70	—	—
Annualized
expense ratio (%)	.10	.10	.11	.10	—	—
Dreyfus New York
AMT-Free
Municipal Cash
Management
Expenses paid
per $1,000†	$.82	$.82	$.82	—	—	$.82
Ending value
(after expenses)	$1,024.40	$1,024.40	$1,024.40	—	—	$1,024.40
Annualized
expense ratio (%)	.16	.16	.16	—	—	.16

† Expenses are equal to each fund’s annualized expense ratios as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

January 31, 2014

	Principal
Dreyfus Cash Management	Amount ($)		Value ($)

Negotiable Bank Certificates of Deposit—38.7%
Bank of Montreal (Yankee)
0.15%—0.18%, 3/12/14—3/17/14	850,000,000		850,000,000
Bank of Nova Scotia (Yankee)
0.23%—0.25%, 2/3/14	950,000,000	[a]	949,985,480
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.20%—0.25%, 2/3/14—4/28/14	1,100,000,000		1,100,000,000
Credit Industriel et Commercial (Yankee)
0.16%, 3/3/14	300,000,000		300,000,000
Credit Suisse New York (Yankee)
0.19%—0.20%, 2/3/14—3/10/14	900,000,000		900,000,000
Deutsche Bank AG (Yankee)
0.20%, 3/31/14	200,000,000		200,000,000
JPMorgan Chase Bank, N.A.
0.25%, 4/21/14—4/25/14	430,000,000		430,000,000
Mitsubishi UFJ Trust and Banking Corp. (Yankee)
0.20%, 4/30/14	100,000,000		100,000,000
Mizuho Bank (Yankee)
0.21%, 3/14/14—4/30/14	1,250,000,000		1,250,000,000
Nordea Bank Finland (Yankee)
0.20%—0.24%, 2/26/14—7/16/14	850,000,000		849,997,399
Norinchukin Bank (Yankee)
0.21%—0.22%, 2/12/14—4/8/14	772,000,000		771,998,168
Rabobank Nederland (Yankee)
0.22%, 6/2/14	250,000,000		250,000,000
Royal Bank of Canada (Yankee)
0.29%, 2/3/14	50,000,000	[a]	50,000,000
Sumitomo Mitsui Banking Corp. (Yankee)
0.21%—0.25%, 2/13/14—6/2/14	1,200,000,000	[b]	1,200,000,000
Sumitomo Mitsui Trust Bank (Yankee)
0.21%, 2/27/14—3/12/14	500,000,000	[b]	500,000,000
Svenska Handelsbanken (Yankee)
0.20%—0.21%, 7/21/14	350,000,000	[b]	350,008,255
Toronto Dominion Bank NY (Yankee)
0.22%—0.24%, 2/18/14—10/22/14	700,000,000		700,000,000
UBS AG (Yankee)
0.17%, 3/14/14	150,000,000		150,000,000
Wells Fargo Bank, NA
0.20%—0.24%, 2/3/14—6/9/14	455,000,000	[a]	455,000,000
Total Negotiable Bank Certificates of Deposit
(cost $11,356,989,302)			11,356,989,302

Commercial Paper—20.8%
ANZ International Ltd.
0.21%—0.28%, 2/10/14—7/31/14	200,000,000	[a,b]	199,895,000
Australia and New Zealand Banking Group Ltd.
0.24%, 2/28/14	100,000,000	[a,b]	100,000,000
Bank of Nova Scotia
0.19%, 2/3/14	250,000,000		249,997,361

The Funds	11

STATEMENT OF INVESTMENTS (continued)

	Principal
Dreyfus Cash Management (continued)	Amount ($)		Value ($)

Commercial Paper (continued)
Commonwealth Bank of Australia
0.21%—0.26%, 2/4/14—5/6/14	730,000,000	[a,b]	729,929,826
Erste Abwicklungsanstalt
0.15%—0.17%, 2/19/14—5/20/14	575,000,000		574,852,208
General Electric Capital Corp.
0.23%, 2/5/14	100,000,000		99,997,444
HSBC Bank PLC
0.23%—0.25%, 2/3/14—2/19/14	400,000,000	[a,b]	400,000,000
JPMorgan Securities LLC
0.36%, 2/10/14	75,000,000	[a,b]	75,000,000
National Australia Funding (DE) Inc.
0.20%, 7/14/14—8/1/14	581,000,000	[b]	580,448,872
Nordea Bank AB
0.22%, 4/17/14	149,450,000	[b]	149,381,502
NRW Bank
0.11%—0.12%, 2/14/14	650,000,000	[b]	649,973,729
Rabobank USA Financial Corp.
0.22%, 4/30/14—7/10/14	690,000,000		689,411,989
Toyota Motor Credit Corp.
0.21%—0.23%, 2/3/14—3/24/14	545,000,000	[a]	544,922,946
Westpac Banking Corp.
0.22%—0.28%, 2/3/14—2/17/14	1,025,000,000	[a,b]	1,025,000,000
Total Commercial Paper
(cost $6,068,810,877)			6,068,810,877

Asset-Backed Commercial Paper—3.2%
Bedford Row Funding
0.30%, 4/30/14	91,300,000	[b]	91,233,047
CAFCO
0.17%, 3/12/14	50,000,000	[b]	49,990,792
CIESCO LLC
0.17%, 3/10/14	50,000,000	[b]	49,991,264
Collateralized Commercial Paper II Co., LLC
0.28%, 3/11/14	333,390,000	[b]	333,291,465
Collateralized Commercial Paper Program Co., LLC
0.28%, 4/1/14—7/8/14	400,000,000		399,664,000
Total Asset-Backed Commercial Paper
(cost $924,170,568)			924,170,568

Time Deposits—20.4%
Canadian Imperial Bank of Commerce (Grand Cayman)
0.04%, 2/3/14	150,000,000		150,000,000
Credit Agricole (Grand Cayman)
0.09%, 2/3/14	1,000,000,000		1,000,000,000
DnB Bank (Grand Cayman)
0.03%—0.04%, 2/3/14	900,000,000		900,000,000

	Principal
Dreyfus Cash Management (continued)	Amount ($)	Value ($)

Time Deposits (continued)
Landesbank Hessen-Thuringen Girozentrale (Grand Cayman)
0.04%, 2/3/14	150,000,000	150,000,000
Lloyds Bank (London)
0.06%, 2/3/14	1,000,000,000	1,000,000,000
Natixis New York (Grand Cayman)
0.10%, 2/3/14	587,000,000	587,000,000
Skandinaviska Enskilda Banken (Grand Cayman)
0.04%, 2/3/14	993,000,000	993,000,000
Swedbank (Grand Cayman)
0.05%, 2/3/14	578,000,000	578,000,000
U.S. Bank NA (Grand Cayman)
0.10%, 2/3/14	600,000,000	600,000,000
Total Time Deposits
(cost $5,958,000,000)		5,958,000,000

U.S. Government Agencies—.6%
Federal Farm Credit Bank
0.01%, 2/3/14	35,000,000	34,999,981
Federal Home Loan Bank
0.06%, 2/20/14	131,700,000	131,696,177
Total U.S. Government Agencies
(cost $166,696,158)		166,696,158

U.S. Treasury Bills—.5%
0.06%, 2/6/14
(cost $149,998,750)	150,000,000	149,998,750

U.S. Treasury Notes—4.9%
0.06%—0.22%, 2/15/14—6/30/14
(cost $1,423,370,203)	1,419,000,000	1,423,370,203

Repurchase Agreements—10.9%
ABN AMRO Bank N.V.
0.02%, dated 1/31/14, due 2/3/14 in the amount of $780,001,300 (fully collateralized by
$146,681,866 U.S. Treasury Bills, due 7/10/14, value $146,649,010 and $653,649,151
U.S. Treasury Notes, 0.25%-1.75%, due 6/30/14-10/31/20, value $648,951,013)	780,000,000	780,000,000
Barclays Capital, Inc.
0.02%, dated 1/31/14, due 2/3/14 in the amount of $663,001,105 (fully collateralized by
$376,000,852 U.S. Treasury Inflation Protected Securities, 0.13%, due 4/15/16-1/15/23,
value $390,701,951, $26,619,900 U.S. Treasury Notes, 2.13%, due 1/31/21, value $26,520,075
and $417,418,627 U.S. Treasury Strips, due 2/15/17-11/15/43, value $259,038,065)	663,000,000	663,000,000
BNP Paribas
0.02%, dated 1/31/14, due 2/3/14 in the amount of $10,000,017 (fully collateralized by $9,805,900 U.S. Treasury Inflation Protected Securities,
0.13%, due 4/15/18, value $10,200,053)	10,000,000	10,000,000

The Funds	13

STATEMENT OF INVESTMENTS (continued)

	Principal
Dreyfus Cash Management (continued)	Amount ($)	Value ($)

Repurchase Agreements (continued)
Credit Agricole CIB
0.02%-0.03%, dated 1/31/14, due 2/3/14 in the amount of $1,240,002,400 (fully collateralized by $259,801,895 Federal Home Loan Mortgage Corp., 1.88%-7.50%,
due 3/1/27-11/1/43, value $52,283,074, $888,683,047 Federal National Mortgage
Association, 0%-6.50%, due 9/1/15-3/1/50, value $292,507,553, $237,755,186
Government National Mortgage Association, 0.96%-7%, due 7/20/30-12/20/63,
value $63,019,377, $526,533,217 U.S. Treasury Inflation Protected Securities,
0.13%-2%, due 7/15/14-4/15/17, value $620,695,210 and $227,951,539
U.S. Treasury Notes, 0.88%-3.38%, due 3/31/14-11/15/19, value $236,294,790)	1,240,000,000	1,240,000,000
Deutsche Bank Securities Inc.
0.03%, dated 1/31/14, due 2/3/14 in the amount of $200,000,500 (fully collateralized by $205,877,800 U.S. Treasury Notes, 0.25%-1.13%,
due 12/31/15-5/31/19, value $204,000,043)	200,000,000	200,000,000
TD Securities (USA) LLC
0.02%, dated 1/31/14, due 2/3/14 in the amount of $300,000,500 (fully collateralized by cash, value $56,671,808, $78,292,412 U.S. Treasury Bills, due 2/27/14-7/17/14, value $78,289,886, $6,432,300 U.S. Treasury Bonds,
2.75%-7.63%, due 11/15/22-11/15/42, value $7,191,220, $2,255,300
U.S. Treasury Inflation Protected Securities, 0.75%-2.13%, due 2/15/40-2/15/42,
value $2,089,128, $146,936,100 U.S. Treasury Notes, 0.25%-4.50%,
due 2/28/14-11/15/23, value $150,797,699 and $27,700,000
U.S. Treasury Strips, due 11/15/39-11/15/43, value $9,826,823)	300,000,000	300,000,000
Total Repurchase Agreements
(cost $3,193,000,000)		3,193,000,000

Total Investments (cost $29,241,035,858)	100.0%	29,241,035,858

Cash and Receivables (Net)	.0%	1,507,432

Net Assets	100.0%	29,242,543,290

a Variable rate security—interest rate subject to periodic change.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At January 31, 2014, these securities amounted to $6,484,143,752 or 22.2% of net assets.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Banking	77.7	Finance	2.2
Repurchase Agreements	10.9	Asset-Backed/Multi-Seller Programs	.4
U.S. Government/Agencies	6.0
Asset-Backed/Banking	2.8		100.0

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS

January 31, 2014

	Annualized
	Yield on
	Date of	Principal
Dreyfus Government Cash Management	Purchase (%)	Amount ($)		Value ($)

U.S. Government Agencies—64.9%
Federal Farm Credit Bank:
2/7/14	0.04	50,000,000		49,999,667
2/18/14	0.05	150,000,000		149,996,458
4/1/14	0.03	50,000,000		49,997,542
4/17/14	0.09	10,000,000		9,998,125
6/6/14	0.11	65,000,000		64,975,174
Federal Home Loan Bank:
2/3/14	0.12	500,000,000	[a]	500,000,000
2/6/14	0.06	300,000,000		299,997,500
2/7/14	0.06	250,000,000		249,997,500
2/10/14	0.06	250,000,000		249,996,250
2/10/14	0.13	100,000,000		99,999,686
2/11/14	0.06	150,000,000		149,997,500
2/12/14	0.10	300,000,000		299,990,833
2/14/14	0.10	100,000,000		99,996,389
2/26/14	0.05	270,000,000		269,990,625
3/4/14	0.05	250,000,000		249,989,236
3/6/14	0.06	250,000,000		249,986,250
3/7/14	0.08	486,200,000		486,162,744
3/12/14	0.06	150,000,000		149,990,250
3/13/14	0.04	500,000,000		499,977,778
3/14/14	0.04	49,000,000		48,997,768
3/19/14	0.04	505,900,000		505,874,143
3/21/14	0.05	135,000,000		134,991,900
3/21/14	0.12	100,000,000		100,006,457
3/25/14	0.04	100,000,000		99,994,222
4/1/14	0.05	200,000,000		199,984,167
4/11/14	0.05	355,200,000		355,164,251
4/14/14	0.05	200,000,000		199,980,555
4/16/14	0.14	40,000,000		39,999,021
4/25/14	0.07	541,300,000		541,218,204
5/2/14	0.07	200,000,000		199,965,000
5/16/14	0.11	205,000,000		204,934,855
5/27/14	0.12	48,000,000		48,000,000
5/28/14	0.06	69,000,000		68,986,660
7/1/14	0.09	250,000,000		249,906,250
7/16/14	0.09	250,000,000		249,902,604
7/22/14	0.11	250,000,000		249,981,606
7/22/14	0.11	200,000,000		199,994,728
8/5/14	0.10	50,000,000		49,974,305
1/16/15	0.17	56,800,000		56,797,277
1/27/15	0.17	150,000,000		149,992,603

The Funds	15

STATEMENT OF INVESTMENTS (continued)

	Annualized
	Yield on
	Date of	Principal
Dreyfus Government Cash Management (continued)	Purchase (%)	Amount ($)		Value ($)

U.S. Government Agencies (continued)
Federal Home Loan Mortgage Corp.:
2/25/14	0.15	500,000,000	[a,b]	500,000,000
2/26/14	0.12	250,000,000	[b]	249,979,167
2/27/14	0.12	250,000,000	[b]	249,978,333
3/13/14	0.12	100,000,000	[b]	99,986,667
3/26/14	0.04	121,025,000	[b]	121,017,873
5/12/14	0.11	65,000,000	[b]	64,981,042
6/18/14	0.12	550,000,000	[b]	549,748,833
Federal National Mortgage Association:
4/21/14	0.10	500,000,000	[b]	499,890,278
4/23/14	0.09	200,000,000	[b]	199,959,500
8/18/14	0.13	500,000,000	[b]	499,642,500
Total U.S. Government Agencies
(cost $11,170,870,276)				11,170,870,276

U.S. Treasury Bills—1.7%
2/6/14
(cost $299,996,875)	0.08	300,000,000		299,996,875

U.S. Treasury Notes—7.3%
3/15/14	0.09	250,000,000		250,345,145
3/31/14	0.10	150,000,000		150,035,824
3/31/14	0.10	400,000,000		401,050,444
7/31/14	0.14	200,000,000		199,988,463
9/30/14	0.17	250,000,000		253,647,990
Total U.S. Treasury Notes
(cost $1,255,067,866)				1,255,067,866

Repurchase Agreements—28.4%
Bank of Nova Scotia
dated 1/31/14, due 2/3/14 in the amount of $500,000,833 (fully collateralized by $282,719,880 Federal Home Loan Bank, 1%-5.40%,
due 3/10/14-12/7/27, value $268,417,849, $27,108,434 Federal
Home Loan Mortgage Corp., 1%, due 8/20/14, value $27,357,078,
$163,556,024 Federal National Mortgage Association, 0.55%-6.25%,
due 9/28/16-5/15/29, value $163,882,374 and $50,360,482 U.S. Treasury
Notes, 0.25%-0.38%, due 1/31/16-5/15/16, value $50,342,757)	0.02	500,000,000		500,000,000

	Annualized
	Yield on
	Date of	Principal
Dreyfus Government Cash Management (continued)	Purchase (%)	Amount ($)	Value ($)

Repurchase Agreements (continued)
Barclays Capital, Inc.
dated 1/31/14, due 2/3/14 in the amount of $85,000,142
(fully collateralized by $50,212,830 U.S. Treasury Inflation
Protected Securities, 0.13%, due 4/15/16-1/15/23,
value $52,134,483 and $55,699,503 U.S. Treasury Strips,
due 2/15/17-11/15/43, value $34,565,519)	0.02	85,000,000	85,000,000
Citigroup Global Markets Holdings Inc.
dated 1/31/14, due 2/3/14 in the amount of $135,000,225
(fully collateralized by $815,000 Federal Farm Credit Bank, 1.89%, due 4/29/21, value $773,614, $75,896,100 Federal Home Loan Bank,
0%-2.53%, due 7/30/14-4/10/28, value $60,631,034, $40,819,000
Federal National Mortgage Association, 2%-3%, due 3/13/14-9/6/23,
value $40,048,290 and $27,455,600 U.S. Treasury Inflation Protected
Securities, 2.38%-2.50%, due 1/15/17-1/15/29, value $36,247,120)	0.02	135,000,000	135,000,000
Deutsche Bank Securities Inc.
dated 1/31/14, due 2/3/14 in the amount of $55,000,092 (fully collateralized by $2,366,000 Federal Agricultural Mortgage Corp.,
5.13%, due 4/19/17, value $2,688,985, $15,512,909 Federal Home
Loan Bank, 0%-5.38%, due 2/7/14-7/25/33, value $16,396,790,
$11,100,000 Federal Home Loan Mortgage Corp., 3.54%, due 7/19/28,
value $10,836,708 and $35,453,000 Federal National Mortgage
Association, 0%-3.03%, due 2/5/14-5/15/30, value $26,177,683)	0.02	55,000,000	55,000,000
Federal Reserve Bank of New York,
dated 1/31/14, due 2/3/14 in the amount of $2,000,005,000 (fully collateralized by $2,158,941,500 U.S. Treasury Bonds, 3.13%,
due 2/15/42, value $2,000,005,026)	0.03	2,000,000,000	2,000,000,000
JPMorgan Chase & Co.
dated 1/31/14, due 2/3/14 in the amount of $150,000,500
(fully collateralized by $1,312,810,889 Federal National
Mortgage Association, 5.61%-6.89%, due 6/25/29-12/25/43,
value $153,000,640)	0.04	150,000,000	150,000,000
RBC Capital Markets
dated 1/31/14, due 2/3/14 in the amount of $550,000,458 (fully collateralized by $7,659,000 Federal Farm Credit Bank, 0.50%-7.32%,
due 2/5/14-12/17/36, value $7,598,730, $243,638,000 Federal Home
Loan Bank, 0%-7%, due 3/21/14-2/15/30, value $235,493,758,
$101,872,000 Federal Home Loan Mortgage Corp., 0%-6.25%,
due 2/25/14-7/15/32, value $101,491,024 and $224,190,000
Federal National Mortgage Association, 0.38%-8.20%,
due 2/5/14-4/29/33, value $216,417,337)	0.01	550,000,000	550,000,000

The Funds	17

STATEMENT OF INVESTMENTS (continued)

	Annualized
	Yield on
	Date of	Principal
Dreyfus Government Cash Management (continued)	Purchase (%)	Amount ($)	Value ($)

Repurchase Agreements (continued)
Societe Generale
dated 1/31/14, due 2/3/14 in the amount of $1,425,003,563 (fully collateralized by $90,507,000 Federal Farm Credit Bank, 0.59%-1.50%,
due 11/16/15-6/27/16, value $92,727,039, $312,405,000 Federal Home
Loan Bank, 0.50%-1.38%, due 5/28/14-11/20/17, value $313,032,330,
$206,001,000 Federal National Mortgage Association, 0.50%-2.13%,
due 10/21/15-7/10/18, value $206,242,912, $80,000,000 U.S. Treasury
Bills, due 7/3/14- 9/18/14, value $79,977,300, $289,118,700
U.S. Treasury Bonds, 7.13%-7.50%, due 2/15/23—11/15/24,
value $416,746,025 and $349,844,400 U.S. Treasury Notes,
0.25%-2.13%, due 2/15/15-8/31/20, value $344,776,775)	0.03	1,425,000,000	1,425,000,000
Total Repurchase Agreements
(cost $4,900,000,000)			4,900,000,000

Total Investments (cost $17,625,935,017)		102.3%	17,625,935,017

Liabilities, Less Cash and Receivables		(2.3%)	(394,292,512)

Net Assets		100.0%	17,231,642,505

a Variable rate security—interest rate subject to periodic change.
b The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator.As such, the FHFA oversees the continuing affairs of these companies.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Federal Home Loan Bank	45.3	Federal National Mortgage Association	7.0
Repurchase Agreements	28.4	Federal Farm Credit Bank	1.9
Federal Home Loan Mortgage Corp.	10.7	U.S. Treasury Bills	1.7
U.S. Treasury Notes	7.3		102.3

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS

January 31, 2014

	Annualized
	Yield on
	Date of	Principal
Dreyfus Government Prime Cash Management	Purchase (%)	Amount ($)		Value ($)

U.S. Government Agencies—77.3%
Federal Farm Credit Bank:
2/3/14	0.01	100,000,000		99,999,917
2/5/14	0.02	25,000,000		24,999,944
2/10/14	0.03	25,000,000		24,999,812
2/12/14	0.01	15,000,000		14,999,954
2/12/14	0.10	50,000,000	[a]	50,008,075
2/14/14	0.09	90,000,000		89,997,075
2/19/14	0.16	100,000,000	[a]	99,999,507
2/20/14	0.02	30,000,000		29,999,683
2/27/14	0.02	15,000,000		14,999,783
3/12/14	0.07	80,000,000		79,993,933
3/19/14	0.03	50,000,000		49,998,083
3/21/14	0.03	40,000,000		39,998,400
3/25/14	0.05	22,200,000		22,198,237
3/31/14	0.05	100,000,000		99,991,944
4/10/14	0.07	5,000,000		4,999,339
4/11/14	0.05	75,000,000		74,992,812
4/17/14	0.09	40,000,000		40,209,796
4/24/14	0.09	25,000,000		24,994,875
4/28/14	0.08	5,000,000		4,999,044
5/19/14	0.04	15,000,000		14,998,217
5/30/14	0.05	50,000,000		49,991,806
6/3/14	0.08	50,000,000		49,986,444
6/4/14	0.06	75,000,000		74,984,625
6/6/14	0.06	25,000,000		24,994,792
6/19/14	0.12	50,000,000		49,977,000
6/27/14	0.08	45,000,000		44,984,792
7/18/14	0.08	19,499,000		19,491,764
8/11/14	0.08	20,000,000		19,991,511
8/15/14	0.08	15,000,000		14,993,500
Federal Home Loan Bank:
2/3/14	0.01	100,000,000		99,999,944
2/3/14	0.12	50,000,000	[a]	50,000,000
2/6/14	0.11	100,000,000	[a]	99,998,661
2/12/14	0.02	383,702,000		383,699,981
2/14/14	0.02	150,000,000		149,998,917
2/19/14	0.02	5,000,000		4,999,950
2/21/14	0.04	187,000,000		186,995,589
2/26/14	0.07	297,650,000		297,635,531

The Funds	19

STATEMENT OF INVESTMENTS (continued)

	Annualized
	Yield on
	Date of	Principal
Dreyfus Government Prime Cash Management (continued)	Purchase (%)	Amount ($)	Value ($)

U.S. Government Agencies (continued)
Federal Home Loan Bank (continued):
2/28/14	0.06	97,863,000	97,858,312
3/6/14	0.06	100,000,000	99,994,500
3/7/14	0.07	25,000,000	24,998,347
3/13/14	0.04	100,000,000	99,995,556
4/7/14	0.09	15,000,000	14,997,563
4/25/14	0.11	50,000,000	49,987,896
5/1/14	0.05	10,000,000	9,998,888
5/28/14	0.12	99,196,000	99,157,644
6/2/14	0.13	153,200,000	153,183,614
6/4/14	0.13	48,800,000	48,779,158
6/6/14	0.13	25,000,000	24,988,715
6/13/14	0.13	24,992,000	24,980,270
6/18/14	0.13	9,000,000	8,995,616
6/25/14	0.13	47,404,000	47,379,654
6/27/14	0.13	75,000,000	74,961,067
Tennessee Valley Authority:
2/13/14	0.02	225,000,000	224,998,633
2/20/14	0.02	235,539,000	235,536,514
2/27/14	0.01	117,648,000	117,647,087
Total U.S. Government Agencies
(cost $3,988,542,271)			3,988,542,271

U.S. Treasury Bills—7.9%
2/6/14	0.01	80,000,000	79,999,944
4/24/14	0.03	80,000,000	79,995,444
5/1/14	0.01	250,000,000	249,993,819
Total U.S. Treasury Bills
(cost $409,989,207)			409,989,207

U.S. Treasury Notes—14.8%
2/15/14	0.14	100,000,000	100,050,328
3/15/14	0.04	50,000,000	50,072,624
3/31/14	0.09	165,000,000	165,043,112
4/30/14	0.07	120,000,000	120,052,141

	Annualized
	Yield on
	Date of	Principal
Dreyfus Government Prime Cash Management (continued)	Purchase (%)	Amount ($)	Value ($)

U.S. Treasury Notes (continued)
5/15/14	0.08	50,000,000	50,664,047
5/31/14	0.14	50,000,000	50,349,365
6/15/14	0.06	125,000,000	125,312,603
6/30/14	0.11	100,000,000	100,057,172
Total U.S. Treasury Notes
(cost $761,601,392)			761,601,392

Total Investments (cost $5,160,132,870)		100.0%	5,160,132,870
Cash and Receivables (Net)		.0%	1,994,785
Net Assets		100.0%	5,162,127,655

a	Variable rate security—interest rate subject to periodic change.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Federal Home Loan Bank	41.7	Tennessee Valley Authority	11.2
Federal Farm Credit Bank	24.4	U.S. Treasury Bills	7.9
U.S. Treasury Notes	14.8		100.0

† Based on net assets.
See notes to financial statements.

The Funds	21

STATEMENT OF INVESTMENTS

January 31, 2014

	Annualized
	Yield on
	Date of	Principal
Dreyfus Treasury & Agency Cash Management	Purchase (%)	Amount ($)	Value ($)

U.S. Treasury Bills—13.8%
2/6/14	0.00	164,000,000	164,000,000
4/10/14	0.04	1,726,510,000	1,726,376,750
4/17/14	0.09	125,000,000	124,977,865
5/29/14	0.10	500,000,000	499,835,469
Total U.S. Treasury Bills
(cost $2,515,190,084)			2,515,190,084
U.S. Treasury Notes—36.2%
2/15/14	0.08	275,000,000	275,145,125
2/28/14	0.13	200,000,000	200,018,081
2/28/14	0.14	640,000,000	640,838,708
3/15/14	0.10	905,000,000	906,246,903
3/31/14	0.05	100,000,000	100,270,369
3/31/14	0.09	300,000,000	300,075,968
4/15/14	0.06	600,000,000	601,430,184
4/30/14	0.09	444,420,000	444,593,087
4/30/14	0.09	302,165,000	303,475,187
5/15/14	0.11	276,000,000	279,641,315
5/31/14	0.10	700,000,000	700,343,447
5/31/14	0.14	465,000,000	468,254,788
6/15/14	0.08	250,000,000	250,614,800
7/31/14	0.14	200,000,000	199,988,463
8/15/14	0.14	280,000,000	280,512,787
9/30/14	0.17	250,000,000	253,647,990
11/15/14	0.20	287,000,000	296,251,191
11/30/14	0.11	100,000,000	101,638,322
Total U.S. Treasury Notes
(cost $6,602,986,715)			6,602,986,715
Repurchase Agreements—49.9%
ABN AMRO Bank N.V.
dated 1/31/14, due 2/3/14 in the amount of $700,001,167
(fully collateralized by $231,542,175 Government National
Mortgage Association, 4%-4.50%, due 9/20/41-6/15/42,
value $162,578,358, $37,610,735 U.S. Treasury Bills,
due 7/10/14, value $37,602,310, $5,037,900 U.S. Treasury
Bonds, 4.63%, due 2/15/40, value $6,080,064, $7,594,200
U.S. Treasury Inflation Protected Securities, 2.38%, due 1/15/17,
value $9,708,184 and $471,449,046 U.S. Treasury Notes,
0.25%-4.63%, due 6/30/14-11/15/23, value $498,031,142)	0.02	700,000,000	700,000,000

	Annualized
	Yield on
	Date of	Principal
Dreyfus Treasury & Agency Cash Management (continued)	Purchase (%)	Amount ($)	Value ($)

Repurchase Agreements (continued)
Bank of Nova Scotia
dated 1/31/14, due 2/3/14 in the amount of $200,000,333
(fully collateralized by $167,460 U.S. Treasury Bills, due 5/15/14, value $167,440, $33,115,440 U.S. Treasury Bonds, 2.75%-7.88%,
due 2/15/21-8/15/42, value $37,811,873, $26,916,300
U.S. Treasury Inflation Protected Securities, 1.13%-2.50%,
due 1/15/16-1/15/29, value $33,344,044 and $130,961,411
U.S. Treasury Notes, 0.25%-4.50%, due 2/15/14-5/15/22,
value $132,676,648)	0.02	200,000,000	200,000,000
Barclays Capital, Inc.
dated 1/31/14, due 2/3/14 in the amount of $374,000,623
(fully collateralized by $220,936,450 U.S. Treasury Inflation
Protected Securities, 0.13%, due 4/15/16-1/15/23, value
$229,391,726 and $245,077,812 U.S. Treasury Strips,
due 2/15/17-11/15/43, value $152,088,283)	0.02	374,000,000	374,000,000
Citigroup Global Markets Holdings Inc.
dated 1/31/14, due 2/3/14 in the amount of $140,000,117
(fully collateralized by $13,509,900 U.S. Treasury Inflation
Protected Securities, 0.38%, due 7/15/23, value $13,448,641
and $130,828,300 U.S. Treasury Notes, 1%-1.38%,
due 3/31/17-1/31/20, value $129,351,457)	0.01	140,000,000	140,000,000
Credit Agricole CIB
dated 1/31/14, due 2/3/14 in the amount of $2,115,003,525
(fully collateralized by $1,325,735,422 U.S. Treasury Inflation
Protected Securities, 0.13%-2%, due 7/15/14-4/15/17,
value $1,562,821,868 and $573,487,383 U.S. Treasury Notes,
0.88%-3.38%, due 3/31/14-11/15/19, value $594,478,143)	0.02	2,115,000,000	2,115,000,000
Credit Suisse Securities LLC
dated 1/31/14, due 2/3/14 in the amount of $250,000,417 (fully collateralized by $269,825,136 Government National Mortgage
Association, 2.18%-6.50%, due 7/20/27-3/15/55, value $255,001,983)	0.02	250,000,000	250,000,000
Deutsche Bank Securities Inc.
dated 1/31/14, due 2/3/14 in the amount of $125,000,208
(fully collateralized by $445,066,376 Government National Mortgage
Association, 2.28%-8%, due 3/15/25-8/15/55, value $127,500,000)	0.02	125,000,000	125,000,000
Federal Reserve Bank of New York,
dated 1/31/14, due 2/3/14 in the amount of $2,850,007,125
(fully collateralized by $2,681,296,600 U.S. Treasury Notes,
2.63%, due 4/30/18, value $2,850,007,189)	0.03	2,850,000,000	2,850,000,000
Merrill Lynch & Co. Inc.
dated 1/31/14, due 2/3/14 in the amount of $120,000,200
(fully collateralized by $1,896,294,988 Government National Mortgage
Association, 1.63%-13%, due 6/15/14-3/15/55, value $122,400,000)	0.02	120,000,000	120,000,000

The Funds	23

STATEMENT OF INVESTMENTS (continued)

	Annualized
	Yield on
	Date of	Principal
Dreyfus Treasury & Agency Cash Management (continued)	Purchase (%)	Amount ($)	Value ($)

Repurchase Agreements (continued)
RBC Capital Markets
dated 1/31/14, due 2/3/14 in the amount of $400,000,033 (fully collateralized by $66,236,600 U.S. Treasury Bills, due 7/17/14-7/31/14,
value $66,218,075, $16,676,000 U.S. Treasury Bonds, 4.50%-8.75%,
due 2/15/20-8/15/39, value $19,777,487, $9,425,100 U.S. Treasury
Inflation Protected Securities, 1.13%-2.63%, due 1/15/17-1/15/21,
value $11,279,093 and $311,475,400 U.S. Treasury Notes, 0.75%-4.13%,
due 2/15/15-11/15/21, value $310,725,418)	0.001	400,000,000	400,000,000
Societe Generale
dated 1/31/14, due 2/3/14 in the amount of $1,425,003,563 (fully collateralized by $42,373,000 U.S. Treasury Bills, due 3/27/14-5/29/14,
value $42,369,683, $268,131,900 U.S. Treasury Bonds, 2.75%-11.25%,
due 2/15/15-11/15/42, value $262,465,716, $1,054,965,541
U.S. Treasury Notes, 0.25%-4.25%, due 8/15/14-9/30/20,
value $1,070,244,972 and $171,434,489 U.S. Treasury Strips,
due 11/15/18-8/15/43, value $78,419,640)	0.03	1,425,000,000	1,425,000,000
TD Securities (USA) LLC
dated 1/31/14, due 2/3/14 in the amount of $425,000,708 (fully collateralized by $13,685,400 U.S. Treasury Bonds, 4.50%-11.25%,
due 2/15/15-8/15/39, value $17,509,354, $313,369,700 U.S. Treasury
Inflation Protected Securities, 0.13%-3.88%, due 4/15/14-2/15/42,
value $367,120,210, $45,836,900 U.S. Treasury Notes, 0.25%-4.50%,
due 4/15/14-6/30/20, value $46,903,134 and $5,400,000 U.S. Treasury
Strips, due 11/15/39-2/15/42, value $1,967,336)	0.02	425,000,000	425,000,000
Total Repurchase Agreements
(cost $9,124,000,000)			9,124,000,000

Total Investments (cost $18,242,176,799)		99.9%	18,242,176,799

Cash and Receivables (Net)		.1%	16,388,268

Net Assets		100.0%	18,258,565,067

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)
Repurchase Agreements	49.9	U.S. Treasury Bills	13.8
U.S. Treasury Notes	36.2		99.9
† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS

January 31, 2014

	Annualized
	Yield on
	Date of	Principal
Dreyfus Treasury Prime Cash Management	Purchase (%)	Amount ($)	Value ($)

U.S. Treasury Bills—89.0%
2/6/14	0.01	7,378,000,000	7,377,985,489
2/13/14	0.01	5,325,000,000	5,324,979,271
2/20/14	0.03	1,369,000,000	1,368,978,399
2/27/14	0.05	450,000,000	449,983,028
4/3/14	0.03	4,977,000,000	4,976,749,748
4/10/14	0.03	5,184,000,000	5,183,667,508
4/17/14	0.03	2,735,000,000	2,734,831,813
4/24/14	0.03	2,120,000,000	2,119,837,014
5/1/14	0.08	326,000,000	325,938,565
5/8/14	0.08	425,000,000	424,912,167
5/15/14	0.07	713,000,000	712,849,062
5/22/14	0.08	301,000,000	300,923,069
6/5/14	0.10	500,000,000	499,827,778
6/12/14	0.09	2,600,000,000	2,599,157,597
7/3/14	0.09	466,000,000	465,828,084
7/24/14	0.07	750,000,000	749,765,729
Total U.S. Treasury Bills
(cost $35,616,214,321)			35,616,214,321

U.S. Treasury Notes—11.0%
2/15/14	0.00	1,136,600,000	1,138,368,622
2/15/14	0.09	435,000,000	435,228,568
2/28/14	0.06	67,000,000	67,009,267
2/28/14	0.21	50,000,000	50,063,017
3/15/14	0.08	100,000,000	100,141,026
3/31/14	0.10	230,000,000	230,603,372
4/15/14	0.06	402,000,000	402,962,161
4/30/14	0.09	450,000,000	450,177,447
4/30/14	0.10	425,000,000	426,829,894
5/31/14	0.13	234,000,000	235,643,123

The Funds	25

STATEMENT OF INVESTMENTS (continued)

	Annualized
	Yield on
	Date of	Principal
Dreyfus Treasury Prime Cash Management (continued)	Purchase (%)	Amount ($)	Value ($)

U.S. Treasury Notes (continued)
6/15/14	0.10	600,000,000	601,431,539
6/30/14	0.12	250,000,000	250,137,852
Total U.S. Treasury Notes
(cost $4,388,595,888)			4,388,595,888
Total Investments (cost $40,004,810,209)		100.0%	40,004,810,209
Cash and Receivables (Net)		.0%	1,467,116
Net Assets		100.0%	40,006,277,325

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)
U.S. Treasury Bills	89.0	U.S. Treasury Notes	11.0
			100.0
† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS

January 31, 2014

	Coupon	Maturity	Principal
Dreyfus Municipal Cash Management Plus	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments—100.9%
Alabama—.6%
Mobile County Industrial Development Authority, Gulf Opportunity
Zone Revenue (SSAB Alabama Inc.) (LOC; Swedbank)	0.07	2/7/14	2,000,000	[a]	2,000,000
Arizona—2.2%
Maricopa County Industrial Development Authority, MFHR
(San Clemente Apartments Project) (Liquidity Facility;
FNMA and LOC; FNMA)	0.08	2/7/14	1,010,000	[a]	1,010,000
Mesa Unified School District Number 4 of Maricopa County,
GO Notes (School Improvement Bonds)	4.25	7/1/14	2,000,000		2,033,448
Phoenix Civic Improvement Corporation, Water System
Revenue, CP (LOC; Royal Bank of Canada)	0.12	3/10/14	4,000,000		4,000,000
Arkansas—1.6%
Arkansas Development Finance Authority,
MFHR (Capri Apartments Project) (LOC; FHLB)	0.09	2/7/14	5,200,000	[a]	5,200,000
California—6.0%
Alameda County Industrial Development Authority, Revenue
(Oakland Pallet Company, Inc. Project) (LOC; Comerica Bank)	0.09	2/7/14	1,850,000	[a]	1,850,000
Alameda County Industrial Development Authority, Revenue
(Tool Family Partnership Project) (LOC; Wells Fargo Bank)	0.06	2/7/14	1,512,000	[a]	1,512,000
California Pollution Control Financing Authority, SWDR
(Bay Counties Waste Services, Inc. Project) (LOC; Comerica Bank)	0.10	2/7/14	2,300,000	[a]	2,300,000
California Pollution Control Financing Authority, SWDR
(Rainbow Disposal Company Inc. Project) (LOC; Comerica Bank)	0.10	2/7/14	13,815,000	[a]	13,815,000
Colorado—2.8%
City and County of Denver, GO Notes
(Justice System Facilities and Zoo Bonds)	5.00	8/1/14	450,000		460,704
Colorado Housing and Finance Authority, EDR
(Wanco, Inc. Project) (LOC; U.S. Bank NA)	0.19	2/7/14	1,835,000	[a]	1,835,000
Deutsche Bank Spears/Lifers Trust (Series DBE-1129 X)
(City and County of Denver, Airport System Revenue)
(Liquidity Facility; Deutsche Bank AG and LOC; Deutsche Bank AG)	0.11	2/7/14	7,000,000 [a,b,c]		7,000,000
Florida—9.9%
Branch Banking and Trust Co. Municipal Trust (Series 2042)
(Collier County School Board, COP, Refunding (Master
Lease-Purchase Agreement)) (Liquidity Facility; Branch
Banking and Trust Co. and LOC; Branch Banking and Trust Co.)	0.08	2/7/14	4,975,000 [a,b,c]		4,975,000
Branch Banking and Trust Co. Municipal Trust (Series 2057)
(Miami-Dade County, Aviation Revenue (Miami International
Airport)) (Liquidity Facility; Branch Banking and Trust Co.
and LOC; Branch Banking and Trust Co.)	0.07	2/7/14	10,060,000 [a,b,c]		10,060,000
Kissimmee Utility Authority, CP
(Liquidity Facility; JPMorgan Chase Bank)	0.14	2/10/14	5,750,000		5,750,000
Miami-Dade County, Aviation Revenue (Miami-Dade International
Airport) (Eagle 2013-0016) (Liquidity Facility; Citibank NA)	0.07	2/7/14	5,000,000 [a,b,c]		5,000,000

The Funds	27

STATEMENT OF INVESTMENTS (continued)

Dreyfus Municipal	Coupon	Maturity	Principal
Cash Management Plus (continued)	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)
Florida (continued)
Saint Lucie County School District, TAN	2.00	3/1/14	2,000,000		2,002,924
Sunshine State Governmental Financing Commission,
Revenue, CP (Liquidity Facility; JPMorgan Chase Bank)	0.15	3/14/14	3,000,000		3,000,000
Sunshine State Governmental Financing Commission,
Revenue, CP (Liquidity Facility; JPMorgan Chase Bank)	0.13	4/9/14	1,625,000		1,625,000
Georgia—1.2%
Fayette County Hospital Authority, RAC
(Fayette Community Hospital Project) (LOC; FHLB)	0.03	2/7/14	4,000,000	[a]	4,000,000
Idaho—.5%
Deutsche Bank Spears/Lifers Trust (Series DBE-1102)
(Idaho Health Facilities Authority, Revenue (Saint Luke's
Health System Project)) (Liquidity Facility;
Deutsche Bank AG and LOC; Deutsche Bank AG)	0.09	2/7/14	1,500,000 [a,b,c]		1,500,000
Indiana—2.6%
Indiana Finance Authority, EDR (JRL Leasing, Inc. and
LaSarre Co., LLC Project) (LOC; PNC Bank NA)	0.11	2/7/14	2,585,000	[a]	2,585,000
Lawrence, Fort Harrison Reuse Authority, Tax Increment Revenue
(Fort Harrison Military Base Reuse District) (LOC; PNC Bank NA)	0.06	2/7/14	5,960,000	[a]	5,960,000
Iowa—1.4%
Iowa Finance Authority, Revenue (YMCA and Rehabilitation
Center Project) (LOC; Bank of America)	0.07	2/7/14	4,685,000	[a]	4,685,000
Kansas—2.5%
Kansas Development Finance Authority, MFHR
(Tree House Apartments) (LOC; U.S. Bank NA)	0.06	2/7/14	8,105,000	[a]	8,105,000
Louisiana—1.5%
Ascension Parish, Revenue, CP (BASF SE)	0.27	4/24/14	5,000,000		5,000,000
Maryland—1.6%
Anne Arundel County, EDR (Atlas Container
Corporation Project) (LOC; M&T Trust)	0.16	2/7/14	5,275,000	[a]	5,275,000
Massachusetts—4.0%
Massachusetts Health and Educational Facilities Authority, Revenue
(Museum of Fine Arts Issue) (Liquidity Facility; Bank of America)	0.06	2/3/14	10,700,000	[a]	10,700,000
Springfield, GO Notes, BAN	1.00	2/14/14	2,500,000		2,500,544
Michigan—.9%
Pittsfield Township Economic Development Corporation,
LOR, Refunding (Arbor Project) (LOC; Comerica Bank)	0.09	2/7/14	2,995,000	[a]	2,995,000
Minnesota—2.9%
Minnesota Rural Water Finance Authority,
Public Projects Construction Notes	1.00	2/1/14	4,600,000		4,600,174
RBC Municipal Products Inc. Trust (Series E-19) (Minneapolis,
Health Care System Revenue (Fairview Health Services)) (Liquidity
Facility; Royal Bank of Canada and LOC; Royal Bank of Canada)	0.04	2/7/14	5,000,000 [a,b,c]		5,000,000

Dreyfus Municipal	Coupon	Maturity	Principal
Cash Management Plus (continued)	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)
Missouri—.9%
Rockwood R-6 School District, GO Notes, Refunding	5.00	2/1/14	2,905,000		2,905,743
Nebraska—2.1%
Nebraska Investment Finance Authority,
SFHR (Liquidity Facility; FHLB)	0.05	2/7/14	6,865,000	[a]	6,865,000
New Hampshire—2.0%
New Hampshire Health and Education Facilities Authority,
Revenue (University System of New Hampshire Issue)
(Liquidity Facility; U.S. Bank NA)	0.05	2/3/14	6,500,000	[a]	6,500,000
New Jersey—.9%
Monroe Township, GO Notes, BAN	1.00	2/6/15	3,000,000		3,022,740
Ohio—1.6%
Lorain County, IDR (Cutting Dynamics, Inc. Project)
(LOC; PNC Bank NA)	0.11	2/7/14	1,535,000	[a]	1,535,000
Ohio Higher Educational Facility Commission, HR
(Cleveland Clinic Health System Obligated Group)	5.00	1/1/15	400,000		416,785
Union Township, GO Notes, BAN (Various Purpose)	1.50	9/10/14	3,200,000		3,220,245
Pennsylvania—12.1%
Beaver County Industrial Development Authority, EIR
(BASF Corporation Project)	0.20	2/7/14	1,200,000	[a]	1,200,000
Bradford County Industrial Development Authority, Revenue
(State Aggregates Inc. Project) (LOC; M&T Trust)	0.24	2/7/14	775,000	[a]	775,000
Deutsche Bank Spears/Lifers Trust (Series DBE-495)
(Philadelphia, Airport Revenue) (Liquidity Facility;
Deutsche Bank AG and LOC; Deutsche Bank AG)	0.11	2/7/14	5,645,000 [a,b,c]		5,645,000
Pennsylvania Economic Development Financing Authority,
Revenue (Evergreen Community Power Facility) (LOC; M&T Trust)	0.19	2/7/14	16,000,000	[a]	16,000,000
Philadelphia Authority for Industrial Development,
Revenue (The Philadelphia Protestant Home
Project) (LOC; Bank of America)	0.17	2/7/14	8,400,000	[a]	8,400,000
Telford Industrial Development Authority, IDR
(Ridgetop Associates Project) (LOC; Bank of America)	0.13	2/7/14	3,620,000	[a]	3,620,000
Union County Industrial Development Authority,
Revenue (Stabler Companies, Inc. Project) (LOC; M&T Trust)	0.19	2/7/14	3,825,000	[a]	3,825,000
South Carolina—1.6%
South Carolina Public Service Authority, Revenue, CP
(Santee Cooper) (Liquidity Facility; Barclays Bank PLC)	0.11	3/17/14	5,052,000		5,052,000
Tennessee—8.0%
Clarksville Public Building Authority, Pooled Financing Revenue
(Tennessee Municipal Bond Fund) (LOC; Bank of America)	0.08	2/7/14	8,700,000	[a]	8,700,000
Franklin County, GO Notes, Refunding	2.00	6/1/14	1,360,000		1,368,075
Memphis, CP (Liquidity Facility; Mizuho Bank, Ltd.)	0.07	2/5/14	5,000,000		5,000,000
Memphis, GO Notes (General Improvement)	5.00	4/1/14	250,000		251,939

The Funds	29

STATEMENT OF INVESTMENTS (continued)

Dreyfus Municipal	Coupon	Maturity	Principal
Cash Management Plus (continued)	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)
Tennessee (continued)
Montgomery County Public Building Authority, Pooled Financing
Revenue (Tennessee County Loan Pool) (LOC; Bank of America)	0.07	2/3/14	4,100,000	[a]	4,100,000
Sevier County Public Building Authority, Local Government
Public Improvement Revenue (LOC; Bank of America)	0.06	2/7/14	6,650,000	[a]	6,650,000
Texas—14.4%
Dallas, GO Notes	5.00	2/15/15	325,000		340,636
DeSoto Industrial Development Authority, IDR, Refunding
(National Service Industries, Inc. Project) (LOC; Wells Fargo Bank)	0.15	2/7/14	3,660,000	[a]	3,660,000
Garland, Electric Utility System Revenue, CP (LOC; Wells Fargo Bank)	0.13	2/19/14	5,000,000		5,000,000
Gulf Coast Waste Disposal Authority, SWDR (Air Products Project)	0.05	2/7/14	3,000,000	[a]	3,000,000
Jefferson County Industrial Development Corporation,
Hurricane Ike Disaster Area Revenue (Jefferson
Refinery, L.L.C. Project) (LOC; Branch Banking and Trust Co.)	0.65	4/15/14	5,350,000		5,350,000
Port of Port Arthur Navigation District, Revenue, CP (BASF SE)	0.27	4/24/14	5,000,000		5,000,000
Red River Education Finance Corporation, Higher Education
Revenue (Texas Christian University Project)	0.04	2/7/14	7,500,000	[a]	7,500,000
San Antonio, General Improvement GO Notes, Refunding	4.00	2/1/14	1,555,000		1,555,309
Texas, TRAN	2.00	8/28/14	15,500,000		15,661,204
Utah—4.8%
Utah State Board of Regents, Student Loan
Revenue (LOC; Royal Bank of Canada)	0.05	2/7/14	6,400,000	[a]	6,400,000
Wells Fargo Stage Trust (Series 33 C) (Riverton, HR, Refunding
(Intermountain Health Care Health Services, Inc.)) (Liquidity
Facility; Wells Fargo Bank and LOC; Wells Fargo Bank)	0.06	2/7/14	9,400,000 [a,b,c]		9,400,000
Virginia—.1%
Virginia, GO Notes	4.00	6/1/14	360,000		364,356
Washington—2.2%
Pierce County Economic Development Corporation, Industrial
Revenue (SeaTac Packaging Project) (LOC; HSBC Bank USA)	0.11	2/7/14	3,925,000	[a]	3,925,000
Port of Tacoma, CP (LOC; Bank of America)	0.09	2/11/14	3,085,000		3,085,000
Wisconsin—7.7%
Dane County, GO Promissory Notes	1.50	6/1/14	1,875,000		1,882,731
Sheboygan Falls, Note Anticipation Notes	2.00	6/3/14	1,500,000		1,504,560
Wisconsin Health and Educational Facilities Authority,
Revenue, CP (Aurora Health Care) (LOC; JPMorgan Chase Bank)	0.20	2/5/14	8,000,000		8,000,000

Dreyfus Municipal	Coupon	Maturity	Principal
Cash Management Plus (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)
Wisconsin (continued)
Wisconsin Health and Educational Facilities Authority, Revenue,
CP (Aurora Health Care) (LOC; JPMorgan Chase Bank)	0.15	8/5/14	10,000,000	10,000,000
Wisconsin School Districts, Cash Flow
Administration Program Participation Notes	1.00	10/10/14	3,625,000	3,642,381
U.S. Related—.3%
Puerto Rico Public Finance Corporation, Revenue	5.38	6/1/14	1,000,000	1,016,329

Total Investments (cost $329,674,827)			100.9%	329,674,827
Liabilities, Less Cash and Receivables			(.9%)	(2,910,664)
Net Assets			100.0%	326,764,163

a Variable rate demand note—rate shown is the interest rate in effect at January 31, 2014. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At January 31, 2014, these securities amounted to $48,580,000 or 14.9% of net assets.
c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security.The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Health Care	15.7	City	3.4
Industrial	13.8	Resource Recovery	2.6
Education	10.4	Utility-Water and Sewer	2.6
Utility-Electric	9.8	Special Tax	2.4
Transportation Services	9.4	Lease	.8
Housing	7.2	Prerefunded	.3
Pollution Control	4.9	Other	9.2
State/Territory	4.9
County	3.5		100.9

† Based on net assets.
See notes to financial statements.

The Funds	31

STATEMENT OF INVESTMENTS

January 31, 2014

Dreyfus New York	Coupon	Maturity	Principal
Municipal Cash Management	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments—99.8%
Albany Industrial Development Agency, Civic Facility Revenue
(Albany Medical Center Hospital Project) (LOC; Bank of America)	0.08	2/7/14	2,300,000	[a]	2,300,000
Amherst, GO Notes, BAN	1.00	11/13/14	15,645,702		15,734,507
Ausable Valley Central School District, GO Notes, BAN	1.00	6/26/14	12,000,000		12,021,880
Chautauqua County Industrial Development Agency, Civic Facility
Revenue (Gerry Homes Project) (LOC; HSBC Bank USA)	0.20	2/7/14	9,440,000	[a]	9,440,000
Chemung County Industrial Development Agency, IDR
(Trayer Products, Inc. Project) (LOC; HSBC Bank USA)	0.20	2/7/14	270,000	[a]	270,000
Columbia County Capital Resource Corporation,
Civic Facility Revenue (The Columbia Memorial
Hospital Project) (LOC; HSBC Bank USA)	0.05	2/7/14	5,320,000	[a]	5,320,000
Columbia County Industrial Development Agency,
Civic Facility Revenue (The Columbia Memorial
Hospital Project) (LOC; HSBC Bank USA)	0.05	2/7/14	4,570,000	[a]	4,570,000
Deutsche Bank Spears/Lifers Trust (Series DBE-1152) (TSASC, Inc.,
Tobacco Settlement Asset-Backed Bonds) (Liquidity Facility:
Deutsche Bank AG and LOC; Deutsche Bank AG)	0.14	2/7/14	8,000,000 [a,b,c]		8,000,000
Deutsche Bank Spears/Lifers Trust (Series DBE-1162) (Westchester
County Industrial Development Agency, IDR (Ardsley Housing
Associates, LLC Facility)) (Liquidity Facility; Deutsche Bank AG
and LOC; Deutsche Bank AG)	0.24	2/7/14	23,900,000 [a,b,c,d]		23,900,000
Erie County Industrial Development Agency, IDR
(Hydro-Air Components Inc. Project) (LOC; HSBC Bank USA)	0.11	2/7/14	1,990,000	[a]	1,990,000
Franklin County Civic Development Corporation, Revenue
(Alice Hyde Medical Center Project) (LOC; HSBC Bank USA)	0.05	2/7/14	4,400,000	[a]	4,400,000
Hamburg Central School District, GO Notes, BAN	2.00	6/13/14	15,000,000		15,082,021
Herkimer County Industrial Development Agency, IDR
(F.E. Hale Manufacturing Company Facility) (LOC; HSBC Bank USA)	0.20	2/7/14	1,390,000	[a]	1,390,000
Holley Central School District, GO Notes, BAN	1.25	6/19/14	3,600,000		3,609,734
Lancaster Industrial Development Agency, IDR
(Sealing Devices Inc. Project) (LOC; HSBC Bank USA)	0.11	2/7/14	1,895,000	[a]	1,895,000
Metropolitan Transportation Authority, Dedicated Tax Fund Revenue	3.00	11/1/14	500,000		510,258
Metropolitan Transportation Authority,
Transportation Revenue, CP (LOC; TD Bank)	0.09	2/10/14	14,000,000		14,000,000
Middletown, GO Notes, BAN	1.00	2/21/14	3,826,651		3,827,798
Monroe County Industrial Development Agency, Civic Facility
Revenue (YMCA of Greater Rochester Project) (LOC; M&T Trust)	0.09	2/7/14	1,890,000	[a,d]	1,890,000
Monroe County Industrial Development Agency, Revenue
(HDF-RWC Project 1, LLC—Robert Weslayan
College Project) (LOC; M&T Trust)	0.08	2/7/14	2,600,000	[a]	2,600,000
Monroe County Industrial Development Corporation, Revenue
(Saint Ann's Home for the Aged Project) (LOC; HSBC Bank USA)	0.06	2/7/14	8,000,000	[a]	8,000,000
Nassau County Industrial Development Agency, Continuing Care
Retirement Community Revenue (Amsterdam at
Harborside Project) (LOC; Bank of America)	0.25	2/7/14	15,100,000	[a]	15,100,000

Dreyfus New York	Coupon	Maturity	Principal
Municipal Cash Management (continued)	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)
New York City, GO Notes (Citigroup ROCS,
Series RR II R-14045) (Liquidity Facility; Citibank NA)	0.04	2/7/14	3,000,000 [a,b,c]		3,000,000
New York City, GO Notes (LOC; Bank of America)	0.08	2/7/14	3,000,000	[a]	3,000,000
New York City, GO Notes (LOC; Bayerische Landesbank)	0.06	2/7/14	11,400,000	[a]	11,400,000
New York City, GO Notes (LOC; JPMorgan Chase Bank)	0.05	2/3/14	2,200,000	[a]	2,200,000
New York City, GO Notes
(LOC; Landesbank Hessen-Thuringen Girozentrale)	0.10	2/7/14	1,800,000	[a]	1,800,000
New York City, GO Notes (LOC; Sumitomo Mitsui Banking Corp.)	0.04	2/7/14	11,000,000	[a]	11,000,000
New York City, GO Notes (SBPA; Wells Fargo Bank)	0.04	2/3/14	3,000,000	[a]	3,000,000
New York City Capital Resource Corporation, Recovery Zone
Facility Revenue (WytheHotel Project) (LOC; M&T Trust)	0.10	2/7/14	3,800,000	[a]	3,800,000
New York City Housing Development Corporation,
MFHR (Liquidity Facility; JPMorgan Chase Bank)	0.04	2/7/14	22,670,000	[a,d]	22,670,000
New York City Housing Development Corporation,
MFHR (Liquidity Facility; Wells Fargo Bank)	0.03	2/7/14	3,000,000	[a,d]	3,000,000
New York City Housing Development Corporation,
MFMR (1405 Fifth Avenue Apartments) (LOC; Citibank NA)	0.06	2/7/14	9,500,000	[a,d]	9,500,000
New York City Housing Development Corporation,
MFMR (Las Casas Development) (LOC; Bank of America)	0.08	2/7/14	1,500,000	[a,d]	1,500,000
New York City Housing Development Corporation,
MFMR (Susan's Court) (LOC; Citibank NA)	0.05	2/7/14	3,000,000	[a,d]	3,000,000
New York City Industrial Development Agency,
Civic Facility Revenue (Jewish Community Center
on the Upper West Side, Inc. Project) (LOC; M&T Trust)	0.09	2/7/14	4,650,000	[a,d]	4,650,000
New York City Industrial Development Agency,
Civic Facility Revenue (Spence-Chapin, Services
to Families and Children Project) (LOC; TD Bank)	0.11	2/7/14	5,755,000	[a]	5,755,000
New York City Industrial Development Agency, Civic Facility Revenue
(The Allen-Stevenson School Project) (LOC; JPMorgan Chase Bank)	0.07	2/7/14	4,170,000	[a]	4,170,000
New York City Industrial Development Agency, Civic Facility
Revenue (Village Community School Project) (LOC; TD Bank)	0.16	2/7/14	2,340,000	[a]	2,340,000
New York City Municipal Water Finance Authority, CP
(Liquidity Facility; JPMorgan Chase Bank)	0.07	2/6/14	15,000,000		15,000,000
New York City Municipal Water Finance Authority,
Water and Sewer System Second General Resolution
Revenue (Liquidity Facility; Bank of Nova Scotia)	0.05	2/3/14	4,500,000	[a]	4,500,000
New York City Municipal Water Finance Authority,
Water and Sewer System Second General Resolution Revenue
(Liquidity Facility; Landesbank Hessen-Thuringen Girozentrale)	0.06	2/3/14	6,000,000	[a]	6,000,000
New York City Municipal Water Finance Authority,
Water and Sewer System Second General Resolution
Revenue (Liquidity Facility; Mizuho Bank, Ltd.)	0.05	2/3/14	2,000,000	[a]	2,000,000
New York City Transitional Finance Authority,
Building Aid Revenue (Citigroup ROCS,
Series RR II R-14076) (Liquidity Facility; Citibank NA)	0.05	2/7/14	6,250,000 [a,b,c]		6,250,000

The Funds	33

STATEMENT OF INVESTMENTS (continued)

Dreyfus New York	Coupon	Maturity	Principal
Municipal Cash Management (continued)	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)
New York City Transitional Finance Authority,
Future Tax Secured Subordinate Revenue	5.00	11/1/14	205,000		212,296
New York City Trust for Cultural Resources, Revenue,
Refunding (American Museum of Natural History)
(Liquidity Facility; JPMorgan Chase Bank)	0.05	2/3/14	9,315,000	[a]	9,315,000
New York State Dormitory Authority,
Mental Health Services Facilities Improvement Revenue	5.00	2/15/14	870,000		871,841
New York State Dormitory Authority, Revenue
(Blythedale Children's Hospital) (LOC; TD Bank)	0.05	2/7/14	2,600,000	[a]	2,600,000
New York State Dormitory Authority, Revenue
(Catholic Health System Obligated Group) (LOC; HSBC Bank USA)	0.05	2/7/14	7,305,000	[a]	7,305,000
New York State Dormitory Authority, Revenue (The Rockefeller
University) (Liquidity Facility; JPMorgan Chase Bank)	0.05	2/7/14	18,000,000	[a]	18,000,000
New York State Dormitory Authority, Revenue, CP (Cornell University)	0.11	3/3/14	5,750,000		5,750,000
New York State Dormitory Authority,
State Personal Income Tax Revenue (General Purpose)	5.00	2/15/14	3,200,000		3,206,998
New York State Housing Finance Agency, Affordable Housing Revenue	1.20	11/1/14	200,000	[d]	201,343
New York State Housing Finance Agency,
Housing Revenue (25 Washington Street) (LOC; M&T Trust)	0.09	2/7/14	1,800,000	[a,d]	1,800,000
New York State Housing Finance Agency,
Housing Revenue (80 DeKalb Avenue)
(LOC; Landesbank Hessen-Thuringen Girozentrale)	0.06	2/7/14	6,000,000	[a,d]	6,000,000
New York State Housing Finance Agency, Housing Revenue
(316 Eleventh Avenue) (Liquidity Facility; FNMA and LOC; FNMA)	0.03	2/7/14	11,000,000	[a,d]	11,000,000
New York State Housing Finance Agency,
Housing Revenue (505 West 37th Street)
(LOC; Landesbank Hessen-Thuringen Girozentrale)	0.07	2/3/14	8,700,000	[a,d]	8,700,000
New York State Housing Finance Agency,
Housing Revenue (505 West 37th Street)
(LOC; Landesbank Hessen-Thuringen Girozentrale)	0.07	2/3/14	4,200,000	[a,d]	4,200,000
New York State Housing Finance Agency, Housing Revenue (Capitol
Green Apartments) (Liquidity Facility; FNMA and LOC; FNMA)	0.06	2/7/14	7,000,000	[a,d]	7,000,000
New York State Housing Finance Agency,
Service Contract Revenue, Refunding (LOC; Bank of America)	0.08	2/7/14	3,855,000	[a,d]	3,855,000
New York State Mortgage Agency, Homeowner Mortgage
Revenue (Liquidity Facility; Bank of America)	0.04	2/7/14	15,000,000	[a,d]	15,000,000
New York State Mortgage Agency, Homeowner Mortgage
Revenue (Liquidity Facility; Barclays Bank PLC)	0.04	2/7/14	17,300,000	[a,d]	17,300,000
Northern Adirondack Central
School District at Ellenburg, GO Notes, BAN	2.00	6/26/14	5,000,000		5,029,088
Onondaga County Industrial Development Agency, IDR
(ICM Controls Corporation Project) (LOC; M&T Trust)	0.19	2/7/14	1,695,000	[a]	1,695,000
Port Authority of New York and New Jersey, Equipment Notes	0.09	2/7/14	10,500,000	[a]	10,500,000
Rockland County Industrial Development Agency, IDR
(Intercos America, Inc. Project) (LOC; HSBC Bank USA)	0.20	2/7/14	2,150,000	[a]	2,150,000

Dreyfus New York	Coupon	Maturity	Principal
Municipal Cash Management (continued)	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)
Saratoga County Capital Resource Corporation, Revenue
(The Saratoga Hospital Project) (LOC; HSBC Bank USA)	0.05	2/7/14	3,125,000	[a]	3,125,000
South Jefferson Central School District, GO Notes, BAN	1.50	6/20/14	6,000,000		6,025,020
Triborough Bridge and Tunnel Authority, General Revenue
(MTA Bridges and Tunnels) (LOC; California
Public Employees Retirement System)	0.04	2/7/14	14,510,000	[a]	14,510,000
Triborough Bridge and Tunnel Authority, General Revenue,
Refunding (MTA Bridges and Tunnels) (Liquidity Facility;
Landesbank Hessen-Thuringen Girozentrale)	0.07	2/3/14	26,400,000	[a]	26,400,000
Ulster County Industrial Development Agency, IDR
(Selux Corporation Project) (LOC; M&T Trust)	0.19	2/7/14	685,000	[a]	685,000
Wallkill, GO Notes, BAN	1.25	1/16/15	1,971,000		1,982,798
Yonkers Industrial Development Agency, MFHR
(Main Street Lofts Yonkers LLC Project) (LOC; M&T Trust)	0.19	2/7/14	30,000,000	[a,d]	30,000,000

Total Investments (cost $509,805,582)			99.8%		509,805,582
Cash and Receivables (Net)			.2%		857,246
Net Assets			100.0%		510,662,828

a Variable rate demand note—rate shown is the interest rate in effect at January 31, 2014. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At January 31, 2014, these securities amounted to $41,150,000 or 8.1% of net assets.
c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security.The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).
[d] At January 31, 2014, the fund had $175,166,343 or 34.3% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from housing.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Housing	34.3	Industrial	6.2
Education	12.9	Utility-Water and Sewer	5.4
Transportation Services	12.9	Special Tax	1.9
City	12.3	Other	3.4
Health Care	10.5		99.8

† Based on net assets.
See notes to financial statements.

The Funds	35

STATEMENT OF INVESTMENTS

January 31, 2014

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments—99.9%
Alabama—5.0%
Birmingham, GO Notes, Refunding Warrants	5.00	2/1/14	3,535,000		3,535,896
Chatom Industrial Development Board, Gulf Opportunity Zone
Revenue (PowerSouth Energy Cooperative Projects)
(LOC; National Rural Utilities Cooperative Finance Corporation)	0.19	2/7/14	15,000,000	[a]	15,000,000
Columbia Industrial Development Board, PCR,
Refunding (Alabama Power Company Project)	0.06	2/3/14	9,700,000	[a]	9,700,000
Columbia Industrial Development Board, PCR,
Refunding (Alabama Power Company Project)	0.07	2/3/14	13,500,000	[a]	13,500,000
Eutaw Industrial Development Board, PCR,
Refunding (Alabama Power Company Project)	0.04	2/3/14	7,800,000	[a]	7,800,000
Mobile County Industrial Development Authority, Gulf Opportunity
Zone Revenue (SSAB Alabama Inc.) (LOC; Swedbank)	0.07	2/7/14	14,000,000	[a]	14,000,000
Tuscaloosa County Industrial Development Authority, Gulf Opportunity
Zone Revenue (Hunt Refining Project) (LOC; Bank of Nova Scotia)	0.04	2/7/14	15,000,000	[a]	15,000,000
Tuscaloosa County Industrial Development Authority, Gulf Opportunity
Zone Revenue (Hunt Refining Project) (LOC; Bank of Nova Scotia)	0.04	2/7/14	20,000,000	[a]	20,000,000
Tuscaloosa County Industrial Development Authority,
Gulf Opportunity Zone Revenue (Hunt Refining Project)
(LOC; Sumitomo Mitsui Banking Corporation)	0.04	2/7/14	20,000,000	[a]	20,000,000
Arizona—4.0%
Arizona, Unemployment Insurance TAN	1.50	5/21/14	12,000,000		12,047,132
Arizona Health Facilities Authority, Revenue, Refunding
(Phoenix Children's Hospital) (P-FLOATS Series MT-836)
(Liquidity Facility; Bank of America and LOC; Bank of America)	0.24	2/7/14	10,495,000 [a,b,c]		10,495,000
Deutsche Bank Spears/Lifers Trust (Series DBE-1082) (Arizona Health
Facilities Authority, Revenue (Catholic Healthcare West))
(Liquidity Facility; Deutsche Bank AG and LOC; Deutsche Bank AG)	0.09	2/7/14	18,250,000 [a,b,c]		18,250,000
Deutsche Bank Spears/Lifers Trust (Series DBE-1086) (Phoenix Industrial
Development Authority, LR (Rowan University Project)) (Liquidity
Facility; Deutsche Bank AG and LOC; Deutsche Bank AG)	0.09	2/7/14	37,220,000 [a,b,c]		37,220,000
Phoenix Civic Improvement Corporation,
Water System Revenue, CP (LOC; Royal Bank of Canada)	0.12	3/10/14	17,000,000		17,000,000
California—3.4%
California Statewide Communities Development
Authority, Revenue, CP (Kaiser Permanente)	0.14	5/12/14	27,000,000		27,000,000
California Statewide Communities Development
Authority, Revenue, CP (Kaiser Permanente)	0.14	5/19/14	15,865,000		15,865,000
Foothill Eastern Transportation Corridor Agency,
Toll Road Revenue, Refunding (Prerefunded)	5.88	2/1/14	17,000,000	[d]	17,174,941
Sacramento City Financing Authority, Revenue, Refunding
(Master Lease Program Facilities) (P-FLOATS Series PT-4698)
(Liquidity Facility; Deutsche Bank AG and LOC; Deutsche Bank AG)	0.12	2/7/14	20,835,000 [a,b,c]		20,835,000

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)
Colorado—3.0%
Colorado Educational and Cultural Facilities Authority,
Revenue, Refunding (The Nature Conservancy Project)	0.05	2/7/14	16,200,000	[a]	16,200,000
Sheridan Redevelopment Agency, Tax Increment Revenue,
Refunding (South Santa Fe Drive Corridor Redevelopment
Project) (LOC; JPMorgan Chase Bank)	0.08	2/7/14	10,000,000	[a]	10,000,000
Southern Ute Indian Tribe of the
Southern Ute Indian Reservation, Revenue	0.04	2/7/14	45,000,000	[a]	45,000,000
Connecticut—1.6%
Bridgeport, GO Notes, TAN	1.00	2/18/14	35,000,000		35,013,019
Connecticut Housing Finance Authority,
Revenue (Housing Mortgage Finance Program)	0.80	6/19/14	3,590,000		3,590,937
Delaware—1.1%
Delaware Health Facilities Authority,
Revenue (Christiana Care Health Services)	0.03	2/7/14	25,000,000	[a]	25,000,000
District of Columbia—1.2%
District of Columbia, Revenue (American Legacy Foundation Issue)	0.03	2/7/14	22,000,000	[a]	22,000,000
District of Columbia Water and Sewer Authority, Public Utility
Subordinated Lien Revenue (Eagle 2013-0012
Program) (Liquidity Facility; Citibank NA)	0.07	2/7/14	7,000,000 [a,b,c]		7,000,000
Florida—2.2%
Collier County Health Facilities Authority,
Revenue, CP (Cleveland Clinic Health System)	0.15	2/13/14	24,000,000		24,000,000
Hillsborough County, GO Notes (Environmental
Lands Acquistion and Protection Program)	5.00	7/1/14	1,250,000		1,275,027
Jacksonsville Electric Authority, Electric System
Revenue, CP (Liquidity Facililty; U.S. Bank NA)	0.08	2/6/14	10,000,000		10,000,000
Sunshine State Governmental Financing Commission,
Revenue, CP (Liquidity Facility; JPMorgan Chase Bank)	0.15	3/14/14	7,000,000		7,000,000
Sunshine State Governmental Financing Commission,
Revenue, CP (Liquidity Facility; JPMorgan Chase Bank)	0.13	4/9/14	10,000,000		10,000,000
Georgia—1.6%
Cobb County Hospital Authority, RAC
(Equipment Pool Project) (LOC; Wells Fargo Bank)	0.04	2/7/14	11,300,000	[a]	11,300,000
Fulton County Development Authority, Revenue
(Children's Healthcare of Atlanta, Inc. Project) (Liquidity
Facility; Landesbank Hessen-Thuringen Girozentrale)	0.08	2/7/14	4,985,000	[a]	4,985,000
Georgia, GO Notes	2.00	2/1/14	5,285,000		5,285,518
Monroe County Development Authority, PCR (Oglethorpe Power
Corporation Scherer Project) (LOC; Bank of Montreal)	0.03	2/7/14	15,000,000	[a]	15,000,000
Hawaii—.1%
Hawaii, GO Notes, Refunding	5.75	2/1/14	3,160,000		3,160,907

The Funds	37

STATEMENT OF INVESTMENTS (continued)

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)
Idaho—.3%
Idaho Building Authority, State Building
Revenue (Idaho State Capitol Project)	5.00	9/1/14	6,885,000		7,076,538
Illinois—1.3%
Deutsche Bank Spears/Lifers Trust (Series DBE-502) (Chicago,
General Airport Third Lien Revenue (Chicago O'Hare
International Airport)) (Liquidity Facility; Deutsche
Bank AG and LOC; Deutsche Bank AG)	0.06	2/7/14	16,460,000 [a,b,c]		16,460,000
Illinois Educational Facilities Authority, Revenue
(Saint Xavier University Project) (LOC; Bank of America)	0.06	2/7/14	8,105,000	[a]	8,105,000
Illinois Finance Authority, IDR (Fitzpatrick Brothers, Inc.
Project) (Liquidity Facility; Northern Trust Company)	0.05	2/7/14	3,990,000	[a]	3,990,000
Lake County, MFHR (Whispering Oaks
Apartments Project) (LOC; FHLMC)	0.03	2/7/14	3,250,000	[a]	3,250,000
Indiana—.8%
Deutsche Bank Spears/Lifers Trust (Series DBE-549)
(Boone County Hospital Association, LR, Refunding) (Liquidity
Facility; Deutsche Bank AG and LOC; Deutsche Bank AG)	0.12	2/7/14	8,345,000 [a,b,c]		8,345,000
Indiana Bond Bank, Advance Funding Program Notes
(Liquidity Facility; JPMorgan Chase Bank)	1.25	1/6/15	10,000,000		10,092,554
Kansas—.1%
Kansas Turnpike Authority, Turnpike Revenue, Refunding	2.00	9/1/14	1,630,000		1,646,932
Louisiana—2.0%
Louisiana Public Facilities Authority, Revenue
(Air Products and Chemicals Project)	0.04	2/7/14	13,100,000	[a]	13,100,000
Louisiana Public Facilities Authority, Revenue
(Air Products and Chemicals Project)	0.04	2/7/14	11,000,000	[a]	11,000,000
Louisiana Public Facilities Authority, Revenue
(Tiger Athletic Foundation Project) (LOC; FHLB)	0.04	2/7/14	14,330,000	[a]	14,330,000
Port of New Orleans Board of Commissioners,
Subordinate Lien Revenue, Refunding (LOC; FHLB)	0.04	2/7/14	8,510,000	[a]	8,510,000
Maine—2.4%
Maine Health and Higher Educational Facilities Authority,
Revenue (Maine Medical Center) (LOC; JPMorgan Chase Bank)	0.05	2/7/14	55,430,000	[a]	55,430,000
Maryland—2.9%
Baltimore County, GO Notes
(Baltimore County Metropolitan District)	5.00	2/1/14	3,230,000		3,230,822
Frederick County, Revenue
(Homewood, Inc. Facility) (LOC; M&T Trust)	0.04	2/7/14	9,600,000	[a]	9,600,000
Frederick County, Revenue, Refunding
(Manekin-Frederick Associates Facility) (LOC; M&T Trust)	0.16	2/7/14	1,490,000	[a]	1,490,000
Maryland Department of Transportation,
Consolidated Transportation Revenue	5.00	5/1/14	900,000		910,799
Maryland Economic Development Corporation,
Revenue (Easter Seals Facility) (LOC; M&T Trust)	0.09	2/7/14	6,245,000	[a]	6,245,000
Maryland Health and Higher Educational Facilities Authority,
Revenue (De Matha Catholic High School Issue)
(LOC; Branch Banking and Trust Co.)	0.04	2/7/14	9,115,000	[a]	9,115,000

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)
Maryland (continued)
Maryland Stadium Authority, Sports Facilities LR,
Refunding (Football Stadium Issue) (Liquidity
Facility; Sumitomo Mitsui Banking Corp.)	0.04	2/7/14	16,900,000	[a]	16,900,000
Montgomery County, CP (Liquidity Facility; JPMorgan Chase Bank)	0.10	4/7/14	9,105,000		9,105,000
Montgomery County, Revenue (CHE Trinity Health Credit Group)	0.12	3/3/14	11,000,000		11,000,000
Massachusetts—2.7%
Massachusetts, GO Notes (Central Artery/Ted Williams
Tunnel Infrastructure Loan Act of 2000)
(Liquidity Facility; Bank of America)	0.04	2/3/14	9,000,000	[a]	9,000,000
Massachusetts Bay Transportation Authority,
General Transportation System Revenue
(Liquidity Facility; Bank of America)	0.04	2/7/14	55,635,000	[a]	55,635,000
Michigan—1.4%
Michigan Housing Development Authority,
SFMR (Liquidity Facility; FHLB)	0.04	2/7/14	20,000,000	[a]	20,000,000
RBC Municipal Products Inc. Trust (Series E-49) (Michigan Finance
Authority, HR (CHE Trinity Health Credit Group)) (Liquidity
Facility; Royal Bank of Canada and LOC; Royal Bank of Canada)	0.04	2/7/14	12,000,000 [a,b,c]		12,000,000
Minnesota—3.4%
Deutsche Bank Spears/Lifers Trust (Series DBE-1214)
(Saint Paul Housing and Redevelopment Authority,
District Cooling Revenue, Refunding) (Liquidity Facility;
Deutsche Bank AG and LOC; Deutsche Bank AG)	0.12	2/7/14	10,235,000 [a,b,c]		10,235,000
Hennepin County, GO Notes (Liquidity Facility; U.S. Bank NA)	0.03	2/7/14	25,000,000	[a]	25,000,000
RBC Municipal Products Inc. Trust (Series E-19)
(Minneapolis, Health Care System Revenue
(Fairview Health Services)) (Liquidity Facility;
Royal Bank of Canada and LOC; Royal Bank of Canada)	0.04	2/7/14	10,000,000 [a,b,c]		10,000,000
Southern Minnesota Municipal Power Agency, Power Supply
System Revenue, CP (Liquidity Facility; U.S. Bank NA)	0.09	3/12/14	24,000,000		24,000,000
Southern Minnesota Municipal Power Agency, Power Supply
System Revenue, CP (Liquidity Facility; U.S. Bank NA)	0.11	4/3/14	11,000,000		11,000,000
Mississippi—.4%
Mississippi Business Finance Corporation,
Gulf Opportunity Zone IDR (Chevron U.S.A. Inc. Project)	0.04	2/3/14	10,420,000	[a]	10,420,000
Missouri—2.8%
Missouri Health and Educational Facilities Authority,
Revenue (Ascension Health Senior Health Group)	0.04	2/7/14	7,100,000	[a]	7,100,000
RBC Municipal Products Inc. Trust (Series E-47) (Missouri Health
and Educational Facilities Authority, Health Facilities Revenue
(BJC Health System)) (Liquidity Facility; Royal Bank of
Canada and LOC; Royal Bank of Canada)	0.04	2/7/14	25,000,000 [a,b,c]		25,000,000
Saint Louis, Airport Revenue, Refunding (Lambert-Saint Louis
International Airport) (Spears Trust Series DB-161) (Liquidity
Facility; Deutsche Bank AG and LOC; Deutsche Bank AG)	0.06	2/7/14	29,800,000 [a,b,c]		29,800,000
Saint Louis Regional Convention and Sports Complex Authority,
Convention and Sports Facility Revenue, Refunding	2.00	8/15/14	3,565,000		3,595,375

The Funds	39

STATEMENT OF INVESTMENTS (continued)

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)
Nebraska—3.6%
Lincoln, Electric System Revenue, CP
(Liquidity Facility; Bank of Tokyo-Mitsubishi UFJ)	0.08	3/4/14	15,000,000		15,000,000
Nebraska Investment Finance Authority,
SFHR (Liquidity Facility; FHLB)	0.04	2/7/14	19,300,000	[a]	19,300,000
Public Power Generation Agency of Nebraska, Revenue (Whelan
Energy Center Unit Number 2) (Eagle Series 2013-0007)
(Liquidity Facility; Citibank NA and LOC; Berkshire
Hathaway Assurance Corporation)	0.06	2/7/14	51,470,000 [a,b,c]		51,470,000
Nevada—.7%
Clark County, Airport System Junior Subordinate Lien Revenue	2.00	7/1/14	7,900,000		7,953,406
Clark County, Airport System Subordinate Lien
Revenue (LOC; Wells Fargo Bank NA)	0.05	2/7/14	8,100,000	[a]	8,100,000
New Hampshire—1.0%
New Hampshire Health and Education Facilities Authority,
Revenue (University System of New Hampshire Issue)
(Liquidity Facility; U.S. Bank NA)	0.05	2/3/14	16,900,000	[a]	16,900,000
New Hampshire Health and Education Facilities Authority,
Revenue (University System of New Hampshire Issue)
(Liquidity Facility; Wells Fargo Bank)	0.05	2/3/14	6,200,000	[a]	6,200,000
New Mexico—.0%
New Mexico Finance Authority, Public Project
Revolving Fund Revenue (Prerefunded)	5.25	6/1/14	1,000,000	[d]	1,016,521
New York—2.8%
Dutchess County Industrial Development Agency,
Civic Facility Revenue (Anderson Foundation for
Autism, Inc. Project) (LOC; M&T Trust)	0.09	2/7/14	8,000,000	[a]	8,000,000
Dutchess County Industrial Development Agency, Civic Facility
Revenue (Arbor Ridge at Brookmeade Project) (LOC; M&T Trust)	0.09	2/7/14	8,935,000	[a]	8,935,000
Hammondsport Central School District, GO Notes, BAN	1.25	6/20/14	5,000,000		5,016,100
Lancaster Industrial Development Agency, Civic Facility
Revenue (GreenField Manor, Inc. Project) (LOC; M&T Trust)	0.09	2/7/14	5,665,000	[a]	5,665,000
New York City Municipal Water Finance Authority, Water and
Sewer System Second General Resolution Revenue (Liquidity
Facility; Landesbank Hessen-Thuringen Girozentrale)	0.06	2/3/14	3,715,000	[a]	3,715,000
South Jefferson Central School District, GO Notes, BAN	1.50	6/20/14	3,915,000		3,931,326
Tompkins County Industrial Development Agency,
Civic Facility Revenue (Community Development
Properties Ithaca, Inc. Project) (LOC; M&T Trust)	0.14	2/7/14	8,975,000	[a]	8,975,000
Triborough Bridge and Tunnel Authority, General Revenue,
Refunding (MTA Bridges and Tunnels) (Liquidity Facility;
Landesbank Hessen-Thuringen Girozentrale)	0.07	2/3/14	20,600,000	[a]	20,600,000
North Carolina—1.9%
Guilford County, GO Notes (Liquidity Facility;
Branch Banking and Trust Co.)	0.04	2/7/14	11,600,000	[a]	11,600,000

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)
North Carolina (continued)
North Carolina Capital Facilities Finance Agency,
CP (Duke University Project)	0.12	2/12/14	10,000,000		10,000,000
Winston-Salem, Water and Sewer System Revenue
(Liquidity Facility; Branch Banking and Trust Co.)	0.04	2/7/14	6,900,000	[a]	6,900,000
Winston-Salem, Water and Sewer System Revenue
(Liquidity Facility; Branch Banking and Trust Co.)	0.04	2/7/14	16,120,000	[a]	16,120,000
Ohio—2.6%
Akron, Health Benefit Claims, BAN
(Special Obligations—Income Tax Supported)	1.13	3/13/14	1,600,000		1,601,266
Akron, Income Tax Revenue, BAN (Various Purpose)	1.00	11/12/14	6,180,000		6,215,006
Akron, Bath and Copley Joint Township Hospital District,
Hospital Facilities Revenue (Summa Health System
Obligated Group) (LOC; JPMorgan Chase Bank)	0.05	2/7/14	25,400,000	[a]	25,400,000
Allen County, Hospital Facilities Revenue, (Catholic Health Partners)	0.03	2/7/14	17,500,000	[a]	17,500,000
Lucas County, GO Notes, BAN (Various Purpose Improvement)	1.00	7/16/14	2,600,000		2,608,427
Ohio Higher Educational Facility Commission, HR (Cleveland Clinic
Health System Obligated Group) (Liquidity Facility; Wells Fargo Bank)	0.04	2/3/14	7,990,000	[a]	7,990,000
Oklahoma—.1%
Oklahoma Water Resource Board, Revenue
(Liquidity Facility; State Street Bank and Trust Co.)	0.30	3/3/14	3,370,000		3,370,000
Oregon—.9%
Oregon, GO Notes, TAN	1.50	7/31/14	20,000,000		20,130,931
Pennsylvania—6.5%
Adams County Industrial Development Authority, Revenue
(The Brethren Home Community Project) (LOC; PNC Bank NA)	0.05	2/7/14	3,000,000	[a]	3,000,000
Deutsche Bank Spears/Lifers Trust (Series DBE-1021)
(Pennsylvania Higher Education Facilities Authority,
Revenue (Student Association, Inc. Student Housing Project
at California University of Pennsylvania)) (Liquidity Facility;
Deutsche Bank AG and LOC; Deutsche Bank AG)	0.14	2/7/14	32,160,000 [a,b,c]		32,160,000
East Hempfield Township Industrial Development Authority,
Revenue (The Mennonite Home Project) (LOC; M&T Trust)	0.09	2/7/14	10,365,000	[a]	10,365,000
East Hempfield Township Industrial Development Authority,
Revenue (The Mennonite Home Project) (LOC; M&T Trust)	0.09	2/7/14	3,915,000	[a]	3,915,000
Emmaus General Authority, Local Government Revenue
(Bond Pool Program) (LOC; U.S. Bank NA)	0.04	2/7/14	9,500,000	[a]	9,500,000
General Authority of South Central Pennsylvania,
Revenue (Lutheran Social Services of South Central
Pennsylvania Project) (LOC; M&T Trust)	0.09	2/7/14	15,295,000	[a]	15,295,000
Horizon Hospital System Authority, Senior Health and Housing
Facilities Revenue (Saint Paul Homes Project) (LOC; M&T Trust)	0.09	2/7/14	15,895,000	[a]	15,895,000
Lancaster County Hospital Authority, Health Center
Revenue (LUTHERCARE Project) (LOC; M&T Trust)	0.04	2/7/14	32,180,000	[a]	32,180,000

The Funds	41

STATEMENT OF INVESTMENTS (continued)

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)
Pennsylvania (continued)
Lancaster County Hospital Authority, Revenue (Landis Home
Retirement Community Project) (LOC; M&T Trust)	0.09	2/7/14	7,810,000	[a]	7,810,000
Mars Area School District, GO Notes	1.00	2/28/14	7,175,000		7,179,066
North Penn Water Authority, Water Revenue (LOC; U.S. Bank NA)	0.04	2/7/14	11,700,000	[a]	11,700,000
Ridley School District, GO Notes (LOC; TD Bank)	0.04	2/7/14	2,500,000	[a]	2,500,000
York General Authority, Revenue (Strand-Capitol
Performing Arts Center Project) (LOC; M&T Trust)	0.09	2/7/14	1,445,000	[a]	1,445,000
South Carolina—2.8%
Charleston County School District, GO Notes	1.50	3/1/14	50,385,000		50,441,579
Georgetown County School District, GO Notes, Refunding	5.00	3/1/14	3,590,000		3,604,228
Richland County, GO Notes	4.00	3/1/14	2,000,000		2,006,282
South Carolina Public Service Authority, Revenue, CP
(Santee Cooper) (Liquidity Facility; Barclays Bank PLC)	0.11	3/17/14	10,000,000		10,000,000
Tennessee—6.4%
Blount County Public Building Authority, Local Government Public
Improvement Revenue (LOC; Branch Banking and Trust Co.)	0.05	2/7/14	3,045,000	[a]	3,045,000
Blount County Public Building Authority, Local Government Public
Improvement Revenue (LOC; Branch Banking and Trust Co.)	0.05	2/7/14	9,510,000	[a]	9,510,000
Blount County Public Building Authority, Local Government Public
Improvement Revenue (LOC; Branch Banking and Trust Co.)	0.05	2/7/14	8,685,000	[a]	8,685,000
Industrial Development Board of Blount County and the
Cities of Alcoa and Maryville, Local Government Public
Improvement Revenue (Maryville Civic Arts Center Project)
(LOC; Branch Banking and Trust Co.)	0.05	2/7/14	2,000,000	[a]	2,000,000
Memphis, CP (Liquidity Facility; Mizuho Bank, Ltd.)	0.07	2/5/14	40,500,000		40,500,000
Memphis, CP (Liquidity Facility; Mizuho Bank, Ltd.)	0.12	3/19/14	12,000,000		12,000,000
Metropolitan Government of Nashville and Davidson County, CP
(Liquidity Facility: California Public Employees Retirement
System, California State Teachers Retirement System
and State Street Bank and Trust Co.)	0.09	4/7/14	22,500,000		22,500,000
Sevier County Public Building Authority, Local Government
Public Improvement Revenue (LOC; FHLB)	0.07	2/7/14	5,030,000	[a]	5,030,000
Sevierville Public Building Authority,
Local Government Public Improvement Revenue	5.00	6/1/14	2,250,000		2,285,883
Shelby County Health Educational and Housing
Facility Board, Educational Facilities Revenue
(Rhodes College) (LOC; Wells Fargo Bank)	0.04	2/7/14	7,730,000	[a]	7,730,000
Tennessee, CP (Liquidity Facility;
Tennessee Consolidated Retirement System)	0.11	2/11/14	15,000,000		15,000,000
Tennessee, CP (Liquidity Facility;
Tennessee Consolidated Retirement System)	0.09	4/3/14	7,000,000		7,000,000
Tennessee, CP (Liquidity Facility;
Tennessee Consolidated Retirement System)	0.09	4/7/14	15,000,000		15,000,000

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)
Texas—16.8%
Allen Independent School District, GO Notes, Refunding	3.00	2/15/14	2,120,000		2,122,712
Dallas, Waterworks and Sewer System Revenue, CP
(Liquidity Facility: California State Teachers Retirement
System and State Street Bank and Trust Co.)	0.08	3/11/14	10,000,000		10,000,000
El Paso, Water and Sewer Revenue, CP
(Liquidity Facility; JPMorgan Chase Bank)	0.12	4/8/14	5,000,000		5,000,000
El Paso Independent School District, Unlimited Tax School Building
Bonds (Liquidity Facility; JPMorgan Chase Bank and LOC;
Permanent School Fund Guarantee Program)	0.12	4/8/14	10,000,000		10,000,000
Fort Worth, Water and Sewer System Revenue, Refunding	5.00	2/15/14	4,700,000		4,710,288
Garland, Electric Utility System Revenue, CP
(LOC; Sumitomo Mitsui Banking Corporation)	0.13	2/19/14	22,000,000		22,000,000
Garland, Electric Utility System Revenue, CP (LOC; Wells Fargo Bank)	0.13	2/19/14	5,000,000		5,000,000
Garland Independent School District, GO Notes, Refunding	5.00	2/15/14	2,000,000		2,004,401
Gregg County Health Facilities Development Corporation, HR
(Good Shepherd Medical Center Project) (LOC; JPMorgan Chase Bank)	0.08	2/7/14	7,160,000	[a]	7,160,000
Gulf Coast Waste Disposal Authority,
Environmental Facilities Revenue (Air Products Project)	0.04	2/7/14	10,500,000	[a]	10,500,000
Harris County, GO Notes, TAN	2.00	2/28/14	15,000,000		15,020,507
Harris County, Toll Road Senior Lien Revenue, Refunding	5.00	8/15/14	1,675,000		1,718,045
Harris County Cultural Education Facilities Finance Corporation,
Medical Facilities Mortgage Revenue, Refunding
(Baylor College of Medicine) (LOC; Barclays Bank PLC)	0.03	2/7/14	13,800,000	[a]	13,800,000
Houston Independent School District, GO Notes, Refunding	5.00	7/15/14	1,500,000		1,532,567
Jefferson County Industrial Development Corporation,
Hurricane Ike Disaster Area Revenue (Jefferson
Refinery, L.L.C. Project) (LOC; Branch Banking and Trust Co.)	0.65	4/15/14	14,935,000		14,935,000
Jefferson County Industrial Development Corporation,
Hurricane Ike Disaster Area Revenue (Jefferson
Refinery, L.L.C. Project) (LOC; Branch Banking and Trust Co.)	0.65	4/15/14	25,700,000		25,700,000
Lower Colorado River Authority, Revenue, CP (Lower Colorado
River Authority Transportation Services Corporation)
(Liquidity Facility; JPMorgan Chase Bank)	0.11	4/7/14	3,175,000		3,175,000
Lower Colorado River Authority, Revenue, CP (Lower Colorado
River Authority Transportation Services Corporation)
(Liquidity Facility; JPMorgan Chase Bank)	0.11	4/7/14	11,400,000		11,400,000
Lubbock Independent School District, Unlimited Tax School
Building Bonds (Liquidity Facility; Bank of America and LOC;
Permanent School Fund Guarantee Program)	0.07	2/7/14	4,300,000	[a]	4,300,000
RBC Municipal Products Inc. Trust (Series E-27) (Harris County
Health Facilities Development Corporation, HR, Refunding
(Memorial Hermann Healthcare System)) (Liquidity Facility;
Royal Bank of Canada and LOC; Royal Bank of Canada)	0.04	2/7/14	15,000,000 [a,b,c]		15,000,000

The Funds	43

STATEMENT OF INVESTMENTS (continued)

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)
Texas (continued)
Red River Education Finance Corporation, Higher Education
Revenue (Texas Christian University Project)	0.04	2/7/14	23,000,000	[a]	23,000,000
Rockwall Independent School District, Unlimited Tax School
Building Bonds (Liquidity Facility; Wells Fargo Bank and
LOC; Permanent School Fund Guarantee Program)	0.05	2/7/14	9,000,000	[a]	9,000,000
San Antonio, Electric and Gas Revenue, CP
(Liquidity Facility; JPMorgan Chase Bank)	0.12	3/5/14	15,000,000		15,000,000
San Antonio, GO Notes	2.00	2/1/14	3,355,000		3,355,333
Texas, TRAN	2.00	8/28/14	91,000,000		91,941,128
Texas Public Finance Authority, CP	0.11	2/11/14	12,100,000		12,100,000
Texas Public Finance Authority, CP	0.09	4/8/14	14,000,000		14,000,000
Texas Water Development Board, State Revolving Fund
Subordinate Lien Revenue (Citigroup ROCS,
Series RR II R-11746) (Liquidity Facility; Citibank NA)	0.04	2/7/14	10,940,000 [a,b,c]		10,940,000
University of Texas System Board of Regents,
Financing System Revenue, Refunding	0.03	2/7/14	29,800,000	[a]	29,800,000
Utah—3.8%
Intermountain Power Agency, Power Supply Revenue, CP
(Liquidity Facility; JPMorgan Chase Bank)	0.10	6/10/14	36,000,000		36,000,000
Intermountain Power Agency, Power Supply Revenue, CP
(Liquidity Facility; JPMorgan Chase Bank)	0.11	6/13/14	15,200,000		15,200,000
Murray City, HR (Intermountain Health Care Health Services, Inc.)	0.03	2/7/14	100,000	[a]	100,000
Murray City, HR (Intermountain Health Care Health Services, Inc.)	0.04	2/7/14	32,000,000	[a]	32,000,000
Utah Housing Finance Agency, MFHR, Refunding
(Candlestick Apartments Project) (Liquidity
Facility; FNMA and LOC; FNMA)	0.06	2/7/14	6,400,000	[a]	6,400,000
Virginia—.5%
Harrisonburg Industrial Development Authority, Revenue,
Refunding (Virginia Mennonite Retirement Community)
(LOC; Branch Banking and Trust Co.)	0.05	2/7/14	6,685,000	[a]	6,685,000
Virginia College Building Authority, Educational Facilities
Revenue (21st Century College and Equipment Programs)
(Liquidity Facility; Wells Fargo Bank)	0.05	2/3/14	4,240,000	[a]	4,240,000
Washington—1.3%
King County Housing Authority, Pooled Housing Revenue,
Refunding (Liquidity Facility; FHLMC and LOC; FHLMC)	0.03	2/7/14	24,365,000	[a]	24,365,000
Washington, Various Purpose GO, Refunding
(P-FLOATS Series PT-4658) (Liquidity Facility; Bank of America)	0.05	2/7/14	7,250,000 [a,b,c]		7,250,000
Wisconsin—4.5%
Milwaukee Redevelopment Authority, Redevelopment LR
(University of Wisconsin-Milwaukee Kenilworth
Project) (LOC; U.S. Bank NA)	0.04	2/7/14	5,730,000	[a]	5,730,000

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)
Wisconsin (continued)
Oneida Tribe of Indians of Wisconsin,
Health Facilities Revenue (LOC; Bank of America)	0.08	2/7/14	11,090,000 [a]	11,090,000
Wisconsin Health and Educational Facilities Authority, Revenue
(Ascension Health Senior Credit Group) (Eclipse Funding Trust,
Series 0029) (Liquidity Facility; U.S. Bank NA and LOC; U.S. Bank NA)	0.04	2/7/14	22,820,000 [a,b,c]	22,820,000
Wisconsin Health and Educational Facilities Authority, Revenue
(Mequon Jewish Campus, Inc. Project) (LOC; JPMorgan Chase Bank)	0.08	2/7/14	5,935,000 [a]	5,935,000
Wisconsin Health and Educational Facilities Authority, Revenue, CP
(Aurora Health Care) (LOC; JPMorgan Chase Bank)	0.20	2/5/14	10,000,000	10,000,000
Wisconsin Health and Educational Facilities Authority, Revenue, CP
(Aurora Health Care) (LOC; JPMorgan Chase Bank)	0.17	6/4/14	29,000,000	29,000,000
Wisconsin Health and Educational Facilities Authority, Revenue, CP
(Aurora Health Care) (LOC; JPMorgan Chase Bank)	0.15	8/5/14	22,000,000	22,000,000

Total Investments (cost $2,354,476,399)			99.9%	2,354,476,399
Cash and Receivables (Net)			.1%	2,599,591
Net Assets			100.0%	2,357,075,990

a Variable rate demand note—rate shown is the interest rate in effect at January 31, 2014. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At January 31, 2014, these securities amounted to $345,280,000 or 14.6% of net assets.
c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security.The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).
[d] These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Health Care	21.7	County	3.9
Education	12.3	Lease	2.9
Utility-Electric	10.8	Special Tax	2.4
State/Territory	9.8	Resource Recovery	1.7
Industrial	8.1	Prerefunded	.8
Transportation Services	5.9	Pollution Control	.6
City	5.6	Other	5.0
Housing	4.2
Utility-Water and Sewer	4.2		99.9

† Based on net assets.
See notes to financial statements.

The Funds	45

STATEMENT OF INVESTMENTS

January 31, 2014

Dreyfus California AMT-Free	Coupon	Maturity	Principal
Municipal Cash Management	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments—99.8%
ABAG Finance Authority for Nonprofit Corporations, Revenue
(California Alumni Association Project) (LOC; Bank of America)	0.08	2/7/14	4,100,000	[a]	4,100,000
ABAG Finance Authority for Nonprofit Corporations,
Revenue (Jewish Community Center of Orange
County Project) (LOC; Bank of America)	0.08	2/7/14	2,395,000	[a]	2,395,000
Alameda County Industrial Development Authority, Recovery Zone
Facility Revenue (Dale Hardware, Inc. Project) (LOC; Comerica Bank)	0.06	2/7/14	2,490,000	[a]	2,490,000
Alameda County Industrial Development Authority, Revenue
(Santini Foods, Inc. Project) (LOC; Comerica Bank)	0.06	2/7/14	2,900,000	[a]	2,900,000
Alameda Public Financing Authority, Revenue
(Alameda Point Improvement Project)
(LOC; California State Teachers Retirement System)	0.04	2/7/14	4,800,000	[a]	4,800,000
Branch Banking and Trust Co. Municipal Trust (Series 2000)
(California, GO Notes, Refunding) (Liquidity Facility; Branch
Banking and Trust Co. and LOC; Branch Banking and Trust Co.)	0.08	2/7/14	11,060,000 [a,b,c]		11,060,000
California, GO Notes (LOC; Bank of America)	0.04	2/7/14	28,500,000	[a]	28,500,000
California Educational Facilities Authority, Revenue
(University of San Francisco) (LOC; JPMorgan Chase Bank)	0.05	2/7/14	140,000	[a]	140,000
California Enterprise Development Authority, IDR
(Tri Tool Inc. Project) (LOC; Comerica Bank)	0.09	2/7/14	9,320,000	[a]	9,320,000
California Enterprise Development Authority, Recovery Zone
Facility Revenue (Regional Properties, Inc. Project) (LOC; FHLB)	0.05	2/7/14	15,000,000	[a]	15,000,000
California Health Facilities Financing Authority,
Revenue, CP (Kaiser Permanente)	0.15	5/16/14	15,000,000		15,000,000
California Health Facilities Financing Authority,
Revenue, CP (Kaiser Permanente)	0.19	8/5/14	30,973,000		30,973,000
California Infrastructure and Economic Development Bank,
Revenue (Goodwill Industries of Orange County, California)
(LOC; Wells Fargo Bank)	0.10	2/7/14	1,385,000	[a]	1,385,000
California Infrastructure and Economic Development Bank,
Revenue (Southern California Public Radio Project)
(LOC; JPMorgan Chase Bank)	0.06	2/3/14	2,445,000	[a]	2,445,000
California Infrastructure and Economic Development Bank,
Revenue (SRI International) (LOC; Wells Fargo Bank)	0.05	2/7/14	2,535,000	[a]	2,535,000
California Infrastructure and Economic Development Bank,
Revenue (The Westmark School Project) (LOC; U.S. Bank NA)	0.05	2/7/14	6,240,000	[a]	6,240,000
California Municipal Finance Authority, Recovery Zone
Facility Revenue (Chevron U.S.A. Inc. Project)	0.03	2/3/14	4,335,000	[a]	4,335,000
California Municipal Finance Authority, Revenue
(Notre Dame High School, San Jose) (LOC; Comerica Bank)	0.05	2/7/14	1,050,000	[a]	1,050,000
California Pollution Control Financing Authority, SWDR
(Athens Services Project) (LOC; Wells Fargo Bank)	0.05	2/7/14	31,065,000	[a]	31,065,000
California Pollution Control Financing Authority, SWDR
(Big Bear Disposal, Inc. Project) (LOC; Union Bank NA)	0.06	2/7/14	2,215,000	[a]	2,215,000

Dreyfus California AMT-Free	Coupon	Maturity	Principal
Municipal Cash Management (continued)	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)
California Pollution Control Financing Authority, SWDR
(Crown Disposal Company, Inc. Project) (LOC; Union Bank NA)	0.06	2/7/14	2,825,000	[a]	2,825,000
California Pollution Control Financing Authority, SWDR
(Garden City Sanitation, Inc. Project) (LOC; Union Bank NA)	0.06	2/7/14	8,130,000	[a]	8,130,000
California Pollution Control Financing Authority, SWDR
(Mission Trail Waste Systems, Inc. Project) (LOC; Comerica Bank)	0.07	2/7/14	2,345,000	[a]	2,345,000
California Pollution Control Financing Authority, SWDR
(South Bay Recycling Project) (LOC; Union Bank NA)	0.06	2/7/14	2,150,000	[a]	2,150,000
California Pollution Control Financing Authority, SWDR, Refunding
(BLT Enterprises of Fremont LLC Project) (LOC; Union Bank NA)	0.06	2/7/14	8,740,000	[a]	8,740,000
California Pollution Control Financing Authority, SWDR, Refunding
(MarBorg Industries Project) (LOC; Union Bank NA)	0.06	2/7/14	2,750,000	[a]	2,750,000
California School Cash Reserve Program Authority, Revenue	2.00	4/1/14	6,300,000		6,318,270
California School Cash Reserve Program Authority,
Subordinate Revenue	2.00	6/2/14	1,750,000		1,759,522
California Statewide Communities Development Authority,
Revenue (Goodwill of Santa Cruz) (LOC; Wells Fargo Bank)	0.10	2/7/14	1,555,000	[a]	1,555,000
California Statewide Communities Development Authority,
Revenue (John Muir Health) (LOC; Wells Fargo Bank)	0.03	2/3/14	1,000,000	[a]	1,000,000
California Statewide Communities Development Authority,
Revenue (Metropolitan Area Advisory Committee
Project) (LOC; Bank of America)	0.13	2/7/14	3,190,000	[a]	3,190,000
California Statewide Communities Development Authority,
Revenue (Trinity Children and Family Services Project)
(LOC; California State Teachers Retirement System)	0.07	2/7/14	4,100,000	[a]	4,100,000
Deutsche Bank Spears/Lifers Trust (Series DBE-525)
(Golden State Tobacco Securitization Corporation,
Enhanced Tobacco Settlement Asset-Backed Bonds)
(Liquidity Facility; Deutsche Bank AG and LOC; Deutsche Bank AG)	0.12	2/7/14	5,000,000 [a,b,c]		5,000,000
Deutsche Bank Spears/Lifers Trust (Series DBE-561)
(Azusa Public Financing Authority, Parity Revenue
(Water System Capital Improvements Program) (Liquidity
Facility; Deutsche Bank AG and LOC; Deutsche Bank AG)	0.12	2/7/14	5,085,000 [a,b,c]		5,085,000
Deutsche Bank Spears/Lifers Trust (Series DBE-575)
(Elk Grove Finance Authority, Special Tax Revenue) (Liquidity
Facility; Deutsche Bank AG and LOC; Deutsche Bank AG)	0.12	2/7/14	4,670,000 [a,b,c]		4,670,000
Deutsche Bank Spears/Lifers Trust (Series DBE-1013)
(Fontana Public Financing Authority, Tax Allocation Revenue
(North Fontana Redevelopment Project)) (Liquidity Facility;
Deutsche Bank AG and LOC; Deutsche Bank AG)	0.17	2/7/14	5,200,000 [a,b,c]		5,200,000
Deutsche Bank Spears/Lifers Trust (Series DBE-1083)
(California Health Facilities Financing Authority, Revenue
(Catholic Healthcare West)) (Liquidity Facility;
Deutsche Bank AG and LOC; Deutsche Bank AG)	0.10	2/7/14	3,000,000 [a,b,c]		3,000,000

The Funds	47

STATEMENT OF INVESTMENTS (continued)

Dreyfus California AMT-Free	Coupon	Maturity	Principal
Municipal Cash Management (continued)	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)
Deutsche Bank Spears/Lifers Trust (Series DBE-1211)
(Golden State Tobacco Securitization Corporation,
Enhanced Tobacco Settlement Asset-Backed Bonds) (Liquidity
Facility; Deutsche Bank AG and LOC; Deutsche Bank AG)	0.09	2/7/14	24,160,000 [a,b,c]		24,160,000
Golden State Tobacco Securitization Corporation,
Tobacco Settlement Revenue (Eagle 2013-0013)
(Liquidity Facility; Citibank NA)	0.14	2/7/14	9,900,000 [a,b,c]		9,900,000
Hillsborough, COP (Water and Sewer Systems Projects)
(Liquidity Facility; JPMorgan Chase Bank)	0.10	2/7/14	5,900,000	[a]	5,900,000
Manteca Redevelopment Agency, Subordinate Tax Allocation
Revenue, Refunding (Amended Merged Project Area)
(LOC; State Street Bank and Trust Co.)	0.04	2/3/14	12,140,000	[a]	12,140,000
Menlo Park Community Development Agency, Tax Allocation
Revenue, Refunding (Las Pulgas Community Development
Project) (LOC; State Street Bank and Trust Co.)	0.04	2/3/14	11,600,000	[a]	11,600,000
Orange County, Apartment Development Revenue,
Refunding (Villa La Paz Issue) (LOC; FNMA)	0.04	2/7/14	550,000	[a]	550,000
Orange County, Apartment Development Revenue,
Refunding (WLCO LF Partners) (LOC; FNMA)	0.05	2/7/14	5,000,000	[a]	5,000,000
Pittsburg Redevelopment Agency, Subordinate Tax Allocation
Revenue (Los Medanos Community Development Project)
(Liquidity Facility: California State Teachers Retirement
System and State Street Bank and Trust Co.)	0.04	2/3/14	33,400,000	[a]	33,400,000
Ravenswood City School District, GO Notes, TRAN	1.00	3/3/14	1,400,000		1,400,514
Riverside County Transportation Commission,
Sales Tax Revenue (Liquidity Facility; JPMorgan Chase Bank)	0.04	2/7/14	400,000	[a]	400,000
Riverside County Transportation Commission, Sales Tax
Revenue (Liquidity Facility; JPMorgan Chase Bank)	0.06	2/7/14	8,800,000	[a]	8,800,000
Sacramento County Housing Authority, MFHR, Refunding
(Stonebridge Apartments) (LOC; FNMA)	0.06	2/7/14	8,000,000	[a]	8,000,000
San Bernardino County, MFHR, Refunding
(Rosewood Apartments) (LOC; FNMA)	0.09	2/7/14	2,725,000	[a]	2,725,000
San Bernardino County, MFHR, Refunding (Somerset Apartments)
(Liquidity Facility; FNMA and LOC; FNMA)	0.09	2/7/14	1,800,000	[a]	1,800,000
San Diego County, COP (Museum of Contemporary Art San Diego)
(LOC; Northern Trust Company)	0.04	2/7/14	1,450,000	[a]	1,450,000
San Diego County, COP (San Diego Museum of Art)
(LOC; Wells Fargo Bank)	0.10	2/7/14	300,000	[a]	300,000
San Diego County and San Diego County School Districts, GO Notes,
Tax and Revenue Anticipation Note Program (Note Participations)	2.00	4/30/14	5,000,000		5,021,419
San Pablo Redevelopment Agency, Subordinate Tax
Allocation Revenue (Tenth Township Redevelopment
Project) (LOC; Union Bank NA)	0.04	2/3/14	16,600,000	[a]	16,600,000

Dreyfus California AMT-Free	Coupon	Maturity	Principal
Municipal Cash Management (continued)	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)
Santa Clara County Financing Authority, LR, Refunding
(Multiple Facilities Projects) (LOC; Bank of America)	0.05	2/7/14	750,000	[a]	750,000
School Project for Utility Rate Reduction, GO Notes, RAN
(Natural Gas Purchase Program for Member California
School Districts and Community Colleges and
Other Non-Member Affiliated Public Entities)	0.42	8/1/14	2,000,000		2,000,000
Tracy, MFHR, Refunding (Sycamore Village Apartments) (LOC; FHLMC)	0.04	2/7/14	1,700,000	[a]	1,700,000
West Basin Municipal Water District, Revenue, Refunding
COP (Liquidity Facility; Citibank NA)	0.06	2/7/14	7,845,000	[a]	7,845,000
Yolo County, MFHR (Primero Grove Student Apartments Project)
(LOC; California State Teachers Retirement System)	0.14	2/7/14	955,000	[a]	955,000

Total Investments (cost $408,162,725)			99.8%		408,162,725
Cash and Receivables (Net)			.2%		812,071
Net Assets			100.0%		408,974,796

a Variable rate demand note—rate shown is the interest rate in effect at January 31, 2014. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At January 31, 2014, these securities amounted to $68,075,000 or 16.6% of net assets.
c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security.The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Special Tax	15.1	Transportation Services	2.2
Pollution Control	14.2	Lease	1.5
Industrial	12.9	Resource Recovery	1.1
State/Territory	9.7	Health Care	1.0
Utility-Water and Sewer	5.6	Utility-Electric	.5
Education	5.4	Other	25.5
Housing	5.1		99.8

† Based on net assets.
See notes to financial statements.

The Funds	49

STATEMENT OF INVESTMENTS

January 31, 2014

Dreyfus New York AMT-Free	Coupon	Maturity	Principal
Municipal Cash Management	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments—99.6%
Ausable Valley Central School District, GO Notes, BAN	1.00	6/26/14	2,800,000		2,805,105
Broome County Industrial Development Agency,
Continuing Care Retirement Community Revenue
(Good Shepherd Village at Endwell, Inc. Project) (LOC; M&T Trust)	0.09	2/7/14	3,160,000	[a]	3,160,000
Deutsche Bank Spears/Lifers Trust (Series DBE-1152)
(TSASC, Inc., Tobacco Settlement Asset-Backed Bonds)
(Liquidity Facility: Deutsche Bank AG and LOC; Deutsche Bank AG)	0.14	2/7/14	3,000,000 [a,b,c]		3,000,000
Dutchess County Industrial Development Agency,
Civic Facility Revenue (Anderson Foundation for
Autism, Inc. Project) (LOC; M&T Trust)	0.09	2/7/14	3,425,000	[a]	3,425,000
Franklin County Industrial Development Agency,
Civic Facility Revenue (Paul Smith's College
Project) (LOC; U.S. Bank NA)	0.06	2/7/14	830,000	[a]	830,000
Franklin County Industrial Development Agency,
Civic Facility Revenue (Trudeau Institute, Inc.
Project) (LOC; HSBC Bank USA)	0.14	2/7/14	1,545,000	[a]	1,545,000
Gloversville City School District, GO Notes, BAN	1.50	1/16/15	1,000,000		1,009,703
Hamburg Central School District, GO Notes, BAN	2.00	6/13/14	4,600,000		4,625,153
Holley Central School District, GO Notes, BAN	1.25	6/19/14	1,100,000		1,102,974
Middletown, GO Notes, BAN	1.00	2/21/14	1,400,000		1,400,420
Monroe County Industrial Development Agency,
Civic Facility Revenue (Monroe Community College
Association, Inc. Project) (LOC; JPMorgan Chase Bank)	0.04	2/7/14	500,000	[a]	500,000
Monroe County Industrial Development Agency,
Civic Facility Revenue (The Glen at Cherry
Ridge, LLC Project) (LOC; HSBC Bank USA)	0.06	2/7/14	4,600,000	[a]	4,600,000
Nassau County Industrial Development Agency, Continuing
Care Retirement Community Revenue (Amsterdam at
Harborside Project) (LOC; Bank of America)	0.25	2/7/14	4,300,000	[a]	4,300,000
Nassau County Interim Finance Authority, Sales Tax Secured
Revenue (Liquidity Facility; Sumitomo Mitsui Banking Corporation)	0.04	2/7/14	1,000,000	[a]	1,000,000
New York City, GO Notes (Liquidity Facility;
Landesbank Hessen-Thuringen Girozentrale)	0.07	2/7/14	1,000,000	[a]	1,000,000
New York City, GO Notes (LOC; Bayerische Landesbank)	0.06	2/7/14	2,700,000	[a]	2,700,000
New York City, GO Notes (SBPA; Wells Fargo Bank)	0.04	2/3/14	2,500,000	[a]	2,500,000
New York City Capital Resource Corporation, Revenue
(Loan Enhanced Assistance Program— Cobble Hill Health
Center, Inc. Project) (LOC; Bank of America)	0.14	2/7/14	2,400,000	[a]	2,400,000
New York City Industrial Development Agency, Civic Facility
Revenue (Birch Wathen Lenox School Project) (LOC; TD Bank)	0.11	2/7/14	3,785,000	[a]	3,785,000
New York City Industrial Development Agency, Civic Facility
Revenue (Children's Oncology Society of New York, Inc.
Project) (LOC; JPMorgan Chase Bank)	0.06	2/7/14	2,100,000	[a]	2,100,000
New York City Industrial Development Agency, Civic Facility
Revenue (Sephardic Community Youth Center, Inc.
Project) (LOC; M&T Trust)	0.09	2/7/14	4,700,000	[a]	4,700,000

Dreyfus New York AMT-Free	Coupon	Maturity	Principal
Municipal Cash Management (continued)	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)
New York City Industrial Development Agency, Civic Facility
Revenue (Spence-Chapin, Services to Families and
Children Project) (LOC; TD Bank)	0.11	2/7/14	2,800,000	[a]	2,800,000
New York City Municipal Water Finance Authority,
Water and Sewer System Revenue (Liquidity Facility;
California Public Employees Retirement System)	0.04	2/3/14	2,000,000	[a]	2,000,000
New York City Municipal Water Finance Authority,
Water and Sewer System Second General Resolution
Revenue (Liquidity Facility; Bank of Nova Scotia)	0.05	2/3/14	7,030,000	[a]	7,030,000
New York City Municipal Water Finance Authority,
Water and Sewer System Second General Resolution
Revenue (Liquidity Facility; Mizuho Bank, Ltd.)	0.05	2/3/14	4,000,000	[a]	4,000,000
New York City Transitional Finance Authority, Revenue
(New York City Recovery) (Liquidity Facility; Royal Bank of Canada)	0.04	2/3/14	2,600,000	[a]	2,600,000
New York Liberty Development Corporation, Liberty Revenue,
Refunding (World Trade Center Project—Towers 3-4)
(LOC; JPMorgan Chase Bank)	0.07	2/7/14	1,035,000	[a]	1,035,000
New York Liberty Development Corporation, Liberty Revenue,
Refunding (World Trade Center Project—Towers 3-4)
(LOC; JPMorgan Chase Bank)	0.07	2/7/14	180,000	[a]	180,000
New York Liberty Development Corporation, Recovery Zone Revenue
(3 World Trade Center Project) (LOC; JPMorgan Chase Bank)	0.07	2/7/14	585,000	[a]	585,000
New York Liberty Development Corporation, Recovery Zone Revenue
(3 World Trade Center Project) (LOC; JPMorgan Chase Bank)	0.07	2/7/14	515,000	[a]	515,000
New York Local Government Assistance Corporation, Subordinate Lien
Revenue, Refunding (Liquidity Facility; Bank of America)	0.05	2/7/14	1,200,000	[a]	1,200,000
New York State Dormitory Authority, Revenue
(Le Moyne College) (LOC; TD Bank)	0.05	2/7/14	1,100,000	[a]	1,100,000
New York State Housing Finance Agency, Housing
Revenue (505 West 37th Street) (LOC; Landesbank
Hessen-Thuringen Girozentrale)	0.07	2/3/14	7,800,000	[a]	7,800,000
New York State Housing Finance Agency,
Housing Revenue (Baisley Park Gardens) (LOC; Citibank NA)	0.06	2/7/14	6,335,000	[a]	6,335,000
Northern Adirondack Central School
District at Ellenburg, GO Notes, BAN	2.00	6/26/14	3,000,000		3,017,453
Orange County Industrial Development Agency, Civic Facility
Revenue (Tuxedo Park School Project) (LOC; M&T Trust)	0.09	2/7/14	200,000	[a]	200,000
Port Authority of New York and New Jersey, Equipment Notes	0.09	2/7/14	2,800,000	[a]	2,800,000
Putnam County Industrial Development Agency, Civic Facility
Revenue (United Cerebral Palsy of Putnam and
Southern Dutchess Project) (LOC; TD Bank)	0.05	2/7/14	1,400,000	[a]	1,400,000
Rome, GO Notes, BAN	1.00	9/5/14	1,325,000		1,328,124
Syracuse Industrial Development Agency, Civic Facility Revenue
(Crouse Health Hospital, Inc. Project) (LOC; HSBC Bank USA)	0.05	2/7/14	1,065,000	[a]	1,065,000
Triborough Bridge and Tunnel Authority, General Revenue (MTA Bridges
and Tunnels) (Liquidity Facility; JPMorgan Chase Bank)	0.05	2/7/14	1,590,000	[a]	1,590,000

The Funds	51

STATEMENT OF INVESTMENTS (continued)

Dreyfus New York AMT-Free	Coupon	Maturity	Principal
Municipal Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)
Triborough Bridge and Tunnel Authority, General
Revenue, Refunding (MTA Bridges and Tunnels)
(LOC; California Public Employees Retirement System)	0.05	2/3/14	2,200,000 [a]	2,200,000
Wallkill, GO Notes, BAN	1.25	8/6/14	1,200,000	1,204,707
Wallkill, GO Notes, BAN	1.25	1/16/15	1,000,000	1,005,986

Total Investments (cost $105,479,625)			99.6%	105,479,625
Cash and Receivables (Net)			.4%	386,598
Net Assets			100.0%	105,866,223

a Variable rate demand note—rate shown is the interest rate in effect at January 31, 2014. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.At January 31, 2014, this security amounted to $3,000,000 or 2.8% of net assets.
c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security.The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Education	17.9	Industrial	6.3
Health Care	16.6	Transportation Services	6.2
Housing	13.4	Special Tax	2.1
Utility-Water and Sewer	12.3	Other	6.6
City	10.5
Lease	7.7		99.6

† Based on net assets.
See notes to financial statements.

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

The Funds	53

STATEMENT OF ASSETS AND LIABILITIES

(amounts in thousands, except Net Asset Value Per Share)

January 31, 2014

			Dreyfus		Dreyfus	Dreyfus		Dreyfus
	Dreyfus		Government		Government	Treasury &		Treasury
	Cash		Cash		Prime Cash	Agency Cash		Prime Cash
	Management		Management		Management	Management		Management
Assets ($):
Investments at value—Note 1(a,b)†	29,241,036	[a]	17,625,935	[a]	5,160,133	18,242,177	[a]	40,004,810
Cash	3,618		939		73	678		1,484
Interest receivable	9,845		5,972		2,249	26,791		31,122
Receivable for shares of
Beneficial Interest subscribed	21		—		—	—		—
Prepaid expenses and other assets	152		126		136	124		179
	29,254,672		17,632,972		5,162,591	18,269,770		40,037,595
Liabilities ($):
Due to The Dreyfus Corporation
and affiliates—Note 2(c)	3,270		1,034		338	844		1,715
Payable for investment securities purchased	—		399,965		—	—		—
Payable for shares of Beneficial Interest redeemed	8,474		20		—	10,000		29,289
Accrued expenses	385		310		125	361		314
	12,129		401,329		463	11,205		31,318
Net Assets ($)	29,242,543		17,231,643		5,162,128	18,258,565		40,006,277
Composition of Net Assets ($):
Paid-in capital	29,242,562		17,231,756		5,162,156	18,258,713		40,006,995
Accumulated net realized
gain (loss) on investments	(19)		(113)		(28)	(148)		(718)
Net Assets ($)	29,242,543		17,231,643		5,162,128	18,258,565		40,006,277
Net Asset Value Per Share
Institutional Shares
Net Assets ($)	24,356,373		14,577,411		3,911,061	15,067,833		32,447,753
Shares Outstanding	24,356,385		14,577,536		3,911,080	15,067,956		32,448,298
Net Asset Value Per Share ($)	1.00		1.00		1.00	1.00		1.00
Investor Shares
Net Assets ($)	2,228,079		1,863,099		514,728	2,069,648		3,354,045
Shares Outstanding	2,228,084		1,863,112		514,733	2,069,666		3,354,137
Net Asset Value Per Share ($)	1.00		1.00		1.00	1.00		1.00

		Dreyfus	Dreyfus	Dreyfus	Dreyfus
	Dreyfus	Government	Government	Treasury &	Treasury
	Cash	Cash	Prime Cash	Agency Cash	Prime Cash
	Management	Management	Management	Management	Management
Net Asset Value Per Share (continued)
Administrative Shares
Net Assets ($)	1,422,803	515,103	512,991	561,598	698,523
Shares Outstanding	1,422,808	515,106	512,995	561,602	698,536
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00
Participant Shares
Net Assets ($)	1,049,170	174,370	213,359	512,744	3,463,773
Shares Outstanding	1,049,166	174,371	213,363	512,747	3,463,840
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00
Service Shares
Net Assets ($)	—	—	—	8,118	—
Shares Outstanding	—	—	—	8,118	—
Net Asset Value Per Share ($)	—	—	—	1.00	—
Select Shares
Net Assets ($)	—	—	—	3,816	—
Shares Outstanding	—	—	—	3,816	—
Net Asset Value Per Share ($)	—	—	—	1.00	—
Agency Shares
Net Assets ($)	186,118	101,660	9,989	22,394	42,183
Shares Outstanding	186,119	101,661	9,989	22,394	42,184
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00
Premier Shares
Net Assets ($)	—	—	—	12,414	—
Shares Outstanding	—	—	—	12,414	—
Net Asset Value Per Share ($)	—	—	—	1.00	—
† Investments at cost ($)	29,241,036	17,625,935	5,160,133	18,242,177	40,004,810

a Amount includes repurchase agreements of $3,193,000, $4,900,000 and $9,124,000 for Dreyfus Cash Management, Dreyfus Government Cash Management and Dreyfus Treasury
& Agency Cash Management, respectively, See Note 1(c).
See notes to financial statements.

The Funds	55

STATEMENT OF ASSETS AND LIABILITIES (continued)
(amounts in thousands, except Net Asset Value Per Share)

January 31, 2014

				Dreyfus	Dreyfus
	Dreyfus	Dreyfus	Dreyfus	California	New York
	Municipal Cash	New York	Tax Exempt	AMT-Free	AMT-Free
	Management	Municipal Cash	Cash Municipal Cash		Municipal Cash
	Plus	Management	Management	Management	Management
Assets ($):
Investments at value—Note 1(a,b)†	329,675	509,806	2,354,476	408,163	105,480
Cash	101	372	9,178	695	278
Interest receivable	415	585	2,694	211	128
Prepaid expenses and other assets	50	22	61	6	40
	330,241	510,785	2,366,409	409,075	105,926
Liabilities ($):
Due to The Dreyfus Corporation
and affiliates—Note 2(c)	37	62	249	42	11
Payable for investment securities purchased	3,371	—	9,000	—	—
Payable for shares of
Beneficial Interest redeemed	11	—	—	—	—
Accrued expenses	58	60	84	58	49
	3,477	122	9,333	100	60
Net Assets ($)	326,764	510,663	2,357,076	408,975	105,866
Composition of Net Assets ($):
Paid-in capital	326,774	510,663	2,357,093	408,975	105,866
Accumulated net realized
gain (loss) on investments	(10)	—	(17)	—	—
Net Assets ($)	326,764	510,663	2,357,076	408,975	105,866
Net Asset Value Per Share
Instititutional Shares
Net Assets ($)	89,617	141,968	1,849,687	144,855	72,239
Shares Outstanding	89,538	141,970	1,849,700	144,850	72,214
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00
Investor Shares
Net Assets ($)	152,336	355,539	408,593	236,729	25,117
Shares Outstanding	152,198	355,540	408,596	236,723	25,108
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00
Administrative Shares
Net Assets ($)	76,562	9,914	54,612	3,234	3,686
Shares Outstanding	76,496	9,914	54,613	3,234	3,686
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00
Participant Shares
Net Assets ($)	8,248	3,242	44,184	24,157	—
Shares Outstanding	8,240	3,242	44,184	24,157	—
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	—
Agency Shares
Net Assets ($)	1	—	—	—	—
Shares Outstanding	1	—	—	—	—
Net Asset Value Per Share ($)	1.00	—	—	—	—
Classic Shares
Net Assets ($)	—	—	—	—	4,824
Shares Outstanding	—	—	—	—	4,824
Net Asset Value Per Share ($)	—	—	—	—	1.00
† Investments at cost ($)	329,675	509,806	2,354,476	408,163	105,480

See notes to financial statements.

STATEMENT OF OPERATIONS

(amounts in thousands)

Year Ended January 31, 2014

		Dreyfus	Dreyfus	Dreyfus	Dreyfus
	Dreyfus	Government	Government	Treasury &	Treasury
	Cash	Cash	Prime Cash	Agency Cash	Prime Cash
	Management	Management	Management	Management	Management
Investment Income ($):
Interest Income	51,554	17,047	3,936	15,187	20,632
Expenses:
Management fee—Note 2(a)	53,249	32,868	9,397	36,556	68,997
Service plan fees—Note 2(b)	10,755	6,226	2,770	8,826	22,107
Prospectus and shareholders' reports	941	207	144	108	565
Custodian fees—Note 2(c)	866	506	176	557	961
Shareholder servicing costs—Note 2(c)	481	315	148	231	662
Registration fees	219	191	162	180	479
Trustees' fees and expenses—Note 2(d)	124	77	22	84	157
Professional fees	87	81	53	71	91
Miscellaneous	407	252	102	325	429
Total Expenses	67,129	40,723	12,974	46,938	94,448
Less—reduction in expenses
due to undertakings—Note 2(a)	(25,314)	(25,316)	(9,039)	(33,495)	(73,823)
Less—reduction in fees
due to earnings credits—Note 2(c)	(10)	(6)	(1)	(4)	(5)
Net Expenses	41,805	15,401	3,934	13,439	20,620
Investment Income—Net	9,749	1,646	2	1,748	12
Net Realized Gain (Loss) on
Investments—Note 1(b) ($)	(19)	(81)	(4)	(67)	(580)
Net Increase (Decrease) in Net Assets
Resulting from Operations	9,730	1,565	(2)	1,681	(568)

See notes to financial statements.

The Funds	57

STATEMENT OF OPERATIONS (continued)
(amounts in thousands)

Year Ended January 31, 2014

				Dreyfus	Dreyfus
	Dreyfus	Dreyfus	Dreyfus	California	New York
	Municipal Cash	New York	Tax Exempt	AMT-Free	AMT-Free
	Management	Municipal Cash	Cash	Municipal Cash	Municipal Cash
	Plus	Management	Management	Management	Management
Investment Income ($):
Interest Income	813	762	2,973	593	211
Expenses:
Management fee—Note 2(a)	851	860	4,419	919	225
Service plan fees—Note 2(b)	600	769	1,273	737	89
Registration fees	88	41	155	14	63
Professional fees	76	77	78	50	44
Custodian fees—Note 2(c)	43	40	126	45	17
Prospectus and shareholders' reports	29	27	50	23	20
Shareholder servicing costs—Note 2(c)	9	5	342	1	2
Trustees' fees and expenses—Note 2(d)	2	2	10	2	—[a]
Miscellaneous	62	47	105	34	35
Total Expenses	1,760	1,868	6,558	1,825	495
Less—reduction in expenses
due to undertakings—Note 2(a)	(948)	(1,107)	(3,586)	(1,233)	(284)
Less—reduction in fees due to
earnings credits—Note 2(c)	—[a]	—[a]	—[a]	—[a]	—[a]
Net Expenses	812	761	2,972	592	211
Investment Income—Net	1	1	1	1	—[a]
Net Realized Gain (Loss) on
Investments—Note 1(b) ($)	—	13	(14)	—	—
Net Increase (Decrease) in Net Assets
Resulting from Operations	1	14	(13)	1	—[a]

a Amount represents less than $1,000.
See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

(amounts in thousands)

			Dreyfus Government
	Dreyfus Cash Management		Cash Management
	Year Ended January 31,		Year Ended January 31,
	2014	2013	2014	2013
Operations ($):
Investment income—net	9,749	18,114	1,646	1,329
Net realized gain (loss) on investments	(19)	245	(81)	(32)
Net Increase (Decrease) in Net Assets
Resulting from Operations	9,730	18,359	1,565	1,297
Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	(9,748)	(18,209)	(1,358)	(1,106)
Investor Shares	(2)	(26)	(185)	(127)
Administrative Shares	(1)	(42)	(73)	(79)
Participant Shares	—[a]	(6)	(20)	(16)
Agency Shares	—[a]	(56)	(10)	(18)
Total Dividends	(9,751)	(18,339)	(1,646)	(1,346)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	86,438,068	92,476,479	84,705,848	81,658,018
Investor Shares	6,773,654	8,945,378	5,603,225	5,945,485
Administrative Shares	11,697,322	5,118,256	2,188,894	2,673,619
Participant Shares	1,968,289	1,719,835	1,587,553	1,444,028
Agency Shares	786,384	1,082,358	773,169	1,145,107
Dividends reinvested:
Institutional Shares	2,023	2,843	290	229
Investor Shares	1	9	119	85
Administrative Shares	—[a]	24	53	65
Participant Shares	—[a]	6	15	12
Agency Shares	—[a]	2	—[a]	—[a]
Cost of shares redeemed:
Institutional Shares	(85,276,908)	(91,981,388)	(83,356,925)	(86,511,520)
Investor Shares	(7,237,577)	(9,244,035)	(5,506,384)	(5,689,428)
Administrative Shares	(11,545,694)	(4,788,484)	(2,652,807)	(2,797,553)
Participant Shares	(1,687,602)	(1,777,233)	(1,700,519)	(1,445,987)
Agency Shares	(728,052)	(1,140,678)	(750,032)	(1,152,113)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	1,189,908	413,372	892,499	(4,729,953)
Total Increase (Decrease) In Net Assets	1,189,887	413,392	892,418	(4,730,002)
Net Assets ($):
Beginning of Period	28,052,656	27,639,264	16,339,225	21,069,227
End of Period	29,242,543	28,052,656	17,231,643	16,339,225

a Amount represents less than $1,000.
See notes to financial statements.

The Funds	59

STATEMENT OF CHANGES IN NET ASSETS (continued)
(amounts in thousands)

	Dreyfus Government		Dreyfus Treasury &
	Prime Cash Management		Agency Cash Management
	Year Ended January 31,		Year Ended January 31,
	2014	2013	2014	2013
Operations ($):
Investment income—net	2	2	1,748	1,862
Net realized gain (loss) on investments	(4)	24	(67)	(1)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(2)	26	1,681	1,861
Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	(2)	(2)	(1,470)	(1,499)
Investor Shares	—[a]	—[a]	(235)	(231)
Administrative Shares	—[a]	—[a]	(62)	(61)
Participant Shares	—[a]	—[a]	(53)	(77)
Service Shares	—	—	(1)	(2)
Select Shares	—	—	(1)	(1)
Agency Shares	—[a]	—[a]	(3)	(3)
Premier Shares	—	—	(3)	(3)
Total Dividends	(2)	(2)	(1,828)	(1,877)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	8,706,498	9,240,101	69,938,115	61,008,789
Investor Shares	1,656,875	1,278,337	8,194,430	8,759,746
Administrative Shares	4,396,854	3,740,470	1,512,809	1,849,288
Participant Shares	648,154	395,043	2,974,319	3,336,778
Service Shares	—	—	10,694	11,154
Select Shares	—	—	18,551	21,388
Agency Shares	12,402	53,125	83,331	94,825
Premier Shares	—	—	441,359	351,697
Dividends reinvested:
Institutional Shares	—[a]	—[a]	389	444
Investor Shares	—[a]	—[a]	80	60
Administrative Shares	—[a]	—[a]	43	40
Participant Shares	—[a]	—[a]	26	49
Service Shares	—	—	—[a]	—[a]
Cost of shares redeemed:
Institutional Shares	(8,314,032)	(9,264,963)	(69,369,396)	(63,056,962)
Investor Shares	(1,595,742)	(1,306,838)	(8,394,862)	(8,665,795)
Administrative Shares	(4,451,597)	(3,805,024)	(1,571,690)	(1,830,964)
Participant Shares	(664,268)	(391,128)	(3,064,754)	(3,622,551)
Service Shares	—	—	(17,969)	(27,679)
Select Shares	—	—	(21,053)	(38,874)
Agency Shares	(39,282)	(27,819)	(88,989)	(89,570)
Premier Shares	—	—	(454,099)	(357,344)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	355,862	(88,696)	191,334	(2,255,481)
Total Increase (Decrease) In Net Assets	355,858	(88,672)	191,187	(2,255,497)
Net Assets ($):
Beginning of Period	4,806,270	4,894,942	18,067,378	20,322,875
End of Period	5,162,128	4,806,270	18,258,565	18,067,378

a Amount represents less than $1,000.
See notes to financial statements.

	Dreyfus Treasury		Dreyfus Municipal
	Prime Cash Management		Cash Management Plus
	Year Ended January 31,		Year Ended January 31,
	2014	2013	2014	2013
Operations ($):
Investment income—net	12	10	1	42
Net realized gain (loss) on investments	(580)	113	—	—[a]
Net Increase (Decrease) in Net Assets
Resulting from Operations	(568)	123	1	42
Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	(10)	(8)	(1)	(42)
Investor Shares	(1)	(1)	—[a]	—[a]
Administrative Shares	—[a]	—[a]	—[a]	—[a]
Participant Shares	(1)	(1)	—[a]	—[a]
Agency Shares	—[a]	—[a]	—	—[a]
Total Dividends	(12)	(10)	(1)	(42)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	66,673,501	55,332,002	649,422	1,526,121
Investor Shares	15,423,051	16,548,074	276,772	367,112
Administrative Shares	1,549,314	2,286,789	163,227	411,224
Participant Shares	12,764,817	12,306,117	43,618	48,715
Agency Shares	342,832	351,699	—	—
Dividends reinvested:
Institutional Shares	2	1	—[a]	18
Investor Shares	1	1	—[a]	—[a]
Administrative Shares	—[a]	—[a]	—[a]	—[a]
Participant Shares	1	1	—[a]	—[a]
Agency Shares	—[a]	—[a]	—	—[a]
Cost of shares redeemed:
Institutional Shares	(58,807,242)	(49,638,348)	(912,265)	(1,520,125)
Investor Shares	(16,136,440)	(16,630,817)	(335,021)	(413,579)
Administrative Shares	(1,600,438)	(2,146,960)	(294,846)	(415,964)
Participant Shares	(12,975,204)	(11,498,332)	(55,894)	(53,180)
Agency Shares	(324,799)	(348,294)	(14)	—[a]
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	6,909,396	6,561,933	(465,001)	(49,658)
Total Increase (Decrease) In Net Assets	6,908,816	6,562,046	(465,001)	(49,658)
Net Assets ($):
Beginning of Period	33,097,461	26,535,415	791,765	841,423
End of Period	40,006,277	33,097,461	326,764	791,765

a Amount represents less than $1,000.
See notes to financial statements.

The Funds	61

STATEMENT OF CHANGES IN NET ASSETS (continued)
(amounts in thousands)

	Dreyfus New York Municipal		Dreyfus Tax Exempt
	Cash Management		Cash Management
	Year Ended January 31,		Year Ended January 31,
	2014	2013	2014	2013
Operations ($):
Investment income—net	1	27	1	18
Net realized gain (loss) on investments	13	1	(14)	—
Net Increase (Decrease) in Net Assets
Resulting from Operations	14	28	(13)	18
Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	(5)	(27)	(1)	(18)
Investor Shares	(10)	—[a]	—[a]	—[a]
Administrative Shares	—[a]	—[a]	—[a]	—[a]
Participant Shares	—[a]	—[a]	—[a]	—[a]
Agency Shares	—	—[a,b]	—	—
Total Dividends	(15)	(27)	(1)	(18)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	187,747	319,114	6,699,608	7,995,575
Investor Shares	738,921	504,289	834,672	788,328
Administrative Shares	50,765	60,139	91,837	58,951
Participant Shares	22,171	54,830	138,819	89,293
Agency Shares	—	—[b]	—	—
Dividends reinvested:
Institutional Shares	1	4	—[a]	6
Investor Shares	9	—[a]	—[a]	—[a]
Administrative Shares	—[a]	—[a]	—[a]	—[a]
Participant Shares	—[a]	—[a]	—[a]	—
Cost of shares redeemed:
Institutional Shares	(179,055)	(506,120)	(6,625,438)	(8,301,833)
Investor Shares	(583,274)	(570,997)	(868,701)	(725,263)
Administrative Shares	(50,987)	(71,445)	(103,640)	(68,201)
Participant Shares	(32,113)	(52,257)	(130,940)	(80,254)
Agency Shares	—	(1) [b]	—	—
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	154,185	(262,444)	36,217	(243,398)
Total Increase (Decrease) In Net Assets	154,184	(262,443)	36,203	(243,398)
Net Assets ($):
Beginning of Period	356,479	618,922	2,320,873	2,564,271
End of Period	510,663	356,479	2,357,076	2,320,873

a Amount represents less than $1,000.
b Effective September 14, 2012, Dreyfus NewYork Municipal Cash Management terminated its Agency Shares.

See notes to financial statements.

	Dreyfus California AMT-Free		Dreyfus New York AMT-Free
	Municipal Cash Management		Municipal Cash Management
	Year Ended January 31,		Year Ended January 31,
	2014	2013	2014	2013
Operations ($):
Investment income—net	1	24	—[a]	1
Net realized gain (loss) on investments	—	212	—	—
Net Increase (Decrease) in Net Assets
Resulting from Operations	1	236	—[a]	1
Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	(1)	(112)	—[a]	(2)
Investor Shares	—[a]	(106)	—[a]	(1)
Administrative Shares	—[a]	(2)	—[a]	—[a]
Participant Shares	—[a]	(16)	—	—[a,b]
Agency Shares	—	—[a,c]	—	—
Classic Shares	—	—	—[a]	—[a]
Total Dividends	(1)	(236)	—[a]	(3)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	195,745	229,485	114,910	103,391
Investor Shares	732,249	760,107	88,971	123,695
Administrative Shares	11,182	28,990	12,736	16,538
Participant Shares	161,138	135,835	—	—[b]
Classic Shares	—	—	106,521	110,790
Dividends reinvested:
Institutional Shares	1	102	—[a]	1
Investor Shares	—[a]	97	—[a]	—[a]
Administrative Shares	—[a]	1	—[a]	—[a]
Participant Shares	—[a]	16	—	—[b]
Classic Shares	—	—	—[a]	—[a]
Cost of shares redeemed:
Institutional Shares	(249,383)	(205,257)	(125,739)	(122,554)
Investor Shares	(707,129)	(752,054)	(100,507)	(135,682)
Administrative Shares	(9,318)	(29,600)	(15,138)	(23,124)
Participant Shares	(170,510)	(163,971)	—	(10)[b]
Agency Shares	—	(1)[c]	—	—
Classic Shares	—	—	(102,761)	(109,997)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(36,025)	3,750	(21,007)	(36,952)
Total Increase (Decrease) In Net Assets	(36,025)	3,750	(21,007)	(36,954)
Net Assets ($):
Beginning of Period	445,000	441,250	126,873	163,827
End of Period	408,975	445,000	105,866	126,873

a Amount represents less than $1,000.
b Effective September 14, 2012, Dreyfus NewYork AMT-Free Municipal Cash Management terminated its Participant Shares.
c Effective September 14, 2012, Dreyfus California AMT-Free Municipal Cash Management terminated its Agency Shares.

See notes to financial statements.

The Funds	63

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class of each fund for the fiscal periods indicated. All information reflects financial results for a single fund share.Total return shows how much your investment in each fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the funds’ financial statements.

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.

See notes to financial statements.

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.

See notes to financial statements.

The Funds	65

FINANCIAL HIGHLIGHTS (continued)

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.

See notes to financial statements.

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.

See notes to financial statements.

The Funds	67

FINANCIAL HIGHLIGHTS (continued)

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.

See notes to financial statements.

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.
c	Amount represents less than $1 million.

See notes to financial statements.

The Funds	69

FINANCIAL HIGHLIGHTS (continued)

Per Share Data ($)					Ratios/Supplemental Data (%)			
	Net Asset Value Beginning of Period	Net Investment Income	Dividends from Net Investment Income	Net Asset Value End of Period	Total Return (%)	Ratio of Total Expenses to Average Net Assets	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Net Assets End of Period ($ x 1,000,000)
Dreyfus New York Municipal Cash Management									
Institutional Shares									
Year Ended January 31,									
2014	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.26	.18	.00[b]	142
2013	1.00	.000[a]	(.000)[a]	1.00	.01	.25	.23	.01	133
2012	1.00	.000[a]	(.000)[a]	1.00	.03	.24	.21	.04	320
2011	1.00	.001	(.001)	1.00	.13	.24	.24	.12	459
2010	1.00	.004	(.004)	1.00	.45	.25	.23	.44	589
Investor Shares									
Year Ended January 31,									
2014	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.50	.18	.00[b]	356
2013	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.50	.24	.00[b]	200
2012	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.49	.25	.00[b]	267
2011	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.48	.36	.00[b]	299
2010	1.00	.002	(.002)	1.00	.23	.50	.45	.22	282
Administrative Shares									
Year Ended January 31,									
2014	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.36	.19	.00[b]	10
2013	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.35	.25	.00[b]	10
2012	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.34	.25	.00[b]	21
2011	1.00	.000[a]	(.000)[a]	1.00	.03	.34	.33	.03	47
2010	1.00	.004	(.004)	1.00	.35	.35	.33	.34	70
Participant Shares									
Year Ended January 31,									
2014	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.66	.19	.00[b]	3
2013	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.66	.25	.00[b]	13
2012	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.64	.25	.00[b]	11
2011	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.64	.36	.00[b]	22
2010	1.00	.001	(.001)	1.00	.15	.65	.57	.10	12

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.

See notes to financial statements.

Per Share Data ($)					Ratios/Supplemental Data (%)			
	Net Asset Value Beginning of Period	Net Investment Income	Dividends from Net Investment Income	Net Asset Value End of Period	Total Return (%)	Ratio of Total Expenses to Average Net Assets	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Net Assets End of Period ($ x 1,000,000)
Dreyfus Tax Exempt Cash Management									
Institutional Shares									
Year Ended January 31,									
2014	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.24	.13	.00[b]	1,850
2013	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.24	.21	.00[b]	1,776
2012	1.00	.000[a]	(.000)[a]	1.00	.03	.24	.20	.03	2,082
2011	1.00	.001	(.001)	1.00	.10	.23	.23	.09	2,831
2010	1.00	.004	(.004)	1.00	.37	.24	.23	.40	3,383
Investor Shares									
Year Ended January 31,									
2014	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.47	.14	.00[b]	409
2013	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.47	.21	.00[b]	443
2012	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.47	.22	.00[b]	380
2011	1.00	.000[a]	(.000)[a]	1.00	.01	.47	.32	.00[b]	344
2010	1.00	.002	(.002)	1.00	.19	.49	.42	.21	354
Administrative Shares									
Year Ended January 31,									
2014	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.32	.14	.00[b]	55
2013	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.32	.21	.00[b]	66
2012	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.32	.22	.00[b]	76
2011	1.00	.000[a]	(.000)[a]	1.00	.02	.32	.31	.01	72
2010	1.00	.003	(.003)	1.00	.28	.34	.32	.31	120
Participant Shares									
Year Ended January 31,									
2014	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.62	.13	.00[b]	44
2013	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.62	.20	.00[b]	36
2012	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.62	.21	.00[b]	27
2011	1.00	.000[a]	(.000)[a]	1.00	.01	.62	.32	.00[b]	9
2010	1.00	.001	(.001)	1.00	.12	.64	.53	.10	27

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.

See notes to financial statements.

The Funds	71

FINANCIAL HIGHLIGHTS (continued)

Per Share Data ($)					Ratios/Supplemental Data (%)			
	Net Asset Value Beginning of Period	Net Investment Income	Dividends from Net Investment Income	Net Asset Value End of Period	Total Return (%)	Ratio of Total Expenses to Average Net Assets	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Net Assets End of Period ($ x 1,000,000)
Dreyfus California AMT-Free Municipal Cash Management									
Institutional Shares									
Year Ended January 31,									
2014	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.24	.13	.00[b]	145
2013	1.00	.001	(.001)	1.00	.06	.24	.22	.01	198
2012	1.00	.001	(.001)	1.00	.05	.24	.22	.05	174
2011	1.00	.001	(.001)	1.00	.13	.24	.24	.13	135
2010	1.00	.004	(.004)	1.00	.40	.29	.22	.34	139
Investor Shares									
Year Ended January 31,									
2014	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.49	.13	.00[b]	237
2013	1.00	.000[a]	(.000)[a]	1.00	.04	.48	.22	.00[b]	212
2012	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.50	.27	.00[b]	203
2011	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.49	.38	.00[b]	56
2010	1.00	.002	(.002)	1.00	.21	.54	.40	.16	64
Administrative Shares									
Year Ended January 31,									
2014	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.34	.12	.00[b]	3
2013	1.00	.000[a]	(.000)[a]	1.00	.04	.35	.22	.00[b]	1
2012	1.00	.000[a]	(.000)[a]	1.00	.01	.35	.27	.01	2
2011	1.00	.000[a]	(.000)[a]	1.00	.04	.35	.34	.03	14
2010	1.00	.003	(.003)	1.00	.30	.40	.32	.24	4
Participant Shares									
Year Ended January 31,									
2014	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.64	.13	.00[b]	24
2013	1.00	.000[a]	(.000)[a]	1.00	.04	.63	.22	.00[b]	34
2012	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.64	.28	.00[b]	62
2011	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.64	.38	.00[b]	48
2010	1.00	.001	(.001)	1.00	.13	.69	.50	.06	56

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.

See notes to financial statements.

Per Share Data ($)					Ratios/Supplemental Data (%)			
	Net Asset Value Beginning of Period	Net Investment Income	Dividends from Net Investment Income	Net Asset Value End of Period	Total Return (%)	Ratio of Total Expenses to Average Net Assets	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Net Assets End of Period ($ x 1,000,000)
Dreyfus New York AMT-Free Municipal Cash Management									
Institutional Shares									
Year Ended January 31,									
2014	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.36	.19	.00[b]	72
2013	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.34	.28	.00[b]	83
2012	1.00	.000[a]	(.000)[a]	1.00	.02	.31	.25	.02	102
2011	1.00	.001	(.001)	1.00	.14	.31	.23	.14	81
2010	1.00	.005	(.005)	1.00	.47	.22	.22	.47	110
Investor Shares									
Year Ended January 31,									
2014	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.61	.19	.00[b]	25
2013	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.59	.27	.00[b]	37
2012	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.56	.28	.00[b]	49
2011	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.55	.37	.00[b]	50
2010	1.00	.003	(.003)	1.00	.27	.47	.43	.26	74
Administrative Shares									
Year Ended January 31,									
2014	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.46	.19	.00[b]	4
2013	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.45	.27	.00[b]	6
2012	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.42	.28	.00[b]	13
2011	1.00	.000[a]	(.000)[a]	1.00	.05	.40	.33	.04	8
2010	1.00	.004	(.004)	1.00	.37	.32	.31	.38	8
Classic Shares									
Year Ended January 31,									
2014	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.87	.18	.00[b]	5
2013	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.84	.27	.00[b]	1
2012	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.81	.29	.00[b]	—[c]
2011	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.81	.37	.00[b]	9
2010	1.00	.001	(.001)	1.00	.13	.72	.59	.10	60

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.
c	Amount represents less than $1 million.

See notes to financial statements.

The Funds	73

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Cash Management, Dreyfus Government Cash Management, Dreyfus Government Prime Cash Management, DreyfusTreasury & Agency Cash Management, Dreyfus Treasury Prime Cash Management, Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management, Dreyfus Tax Exempt Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management (each, a “fund” and collectively, the “funds”) are open-end management investment companies registered under the Investment Company Act of 1940, as amended (the “Act”). Dreyfus Cash Management, Dreyfus Government Cash Management, Dreyfus Government Prime Cash Management, Dreyfus Treasury & Agency Cash Management, Dreyfus Treasury Prime Cash Management, Dreyfus Municipal Cash Management Plus and Dreyfus Tax Exempt Cash Management are diversified funds. Dreyfus New York Municipal Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management are non-diversified. Dreyfus Government Cash Management and Dreyfus Government Prime Cash Management are each a separate series of Dreyfus Government Cash Management Funds (the “Company”) and Dreyfus Tax Exempt Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management are separate series of Dreyfus Tax Exempt Cash Management Funds (the “Trust”).

Each fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity and, in the case of Dreyfus Municipal Cash Management Plus and Dreyfus Tax Exempt Cash Management only, which is exempt from federal income tax; in the case of Dreyfus New York Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management, which is exempt from federal, New York state and New York city personal income taxes, and in the case of Dreyfus California AMT-Free Municipal Cash Management only, which is exempt from federal and California state personal income taxes.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as each fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the funds’ shares, which are sold to the public without a sales charge. Each fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest. Each fund offers Institutional Shares, Investor Shares, Administrative Shares, Participant Shares and Agency Shares with the exception of Dreyfus New York Municipal Cash Management, Dreyfus Tax Exempt Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management which do not offer Agency Shares. Dreyfus NewYork AMT-Free Municipal Cash Management also does not offer Participant Shares. In addition, Dreyfus Treasury & Agency Cash Management offers Service Shares, Select Shares and Premier Shares and Dreyfus NewYork AMT-Free Municipal Cash Management offers Classic Shares. Each share class, except Institutional Shares, is subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act. Other differences between the classes include the services offered (by service agents receiving Rule 12b-1 fees) to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

It is each fund’s policy to maintain a continuous net asset value per share of $1.00; the funds have adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the funds will be able to maintain a stable net asset value per share of $1.00.

As of January 31, 2014, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held all of the outstanding Agency Shares of Dreyfus Municipal Cash Management Plus.

The Company and the Trust account separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The funds’ financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The funds enter into contracts that contain a variety of indemnifications. The funds’ maximum exposure under these arrangements is unknown.The funds do not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the funds’ Boards of Trustees (the “Boards”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of each fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

At January 31, 2014, all of the securities in each fund were considered Level 2 of the fair value hierarchy.

At January 31, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income:

Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The Funds	75

NOTES TO FINANCIAL STATEMENTS (continued)

Dreyfus New York Municipal Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus NewYork AMT-Free Municipal Cash Management follow an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the funds.

(c) Repurchase Agreements: Dreyfus Cash Management, Dreyfus Government Cash Management and Dreyfus Treasury & Agency Cash Management may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the funds’ agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreements, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, each fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, each fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.These funds may also jointly enter into one or more repurchase agreements with other Dreyfus-managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

(d) Dividends to shareholders: It is the policy of each fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but each fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of each fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of Dreyfus Cash Management, Dreyfus Government Cash Management, Dreyfus Government Prime Cash Management, Dreyfus Treasury & Agency Cash Management and Dreyfus Treasury Prime Cash Management to continue to qualify as a regulated investment company if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

It is the policy of Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management, Dreyfus Tax Exempt Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended January 31, 2014, the funds did not have any liabilities for any uncertain tax positions.The funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period ended January 31, 2014, the funds did not incur any interest or penalties.

Each tax year in the four-year period ended January 31, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At January 31, 2014, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes. In addition, Dreyfus Treasury & Agency Cash Management had $148,184 of capital losses realized after October 31, 2013, which were deferred for tax purposes to the first day of the following fiscal year.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”). As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

Table 1 summarizes each relevant fund’s accumulated capital loss carryover available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to January 31, 2014.

The tax character of distributions paid to shareholders of Dreyfus Cash Management, Dreyfus Government Cash Management, Dreyfus Government Prime Cash Management, Dreyfus Treasury & Agency Cash Management and Dreyfus Treasury Prime Cash Management during the fiscal periods ended January 31, 2014 and January 31, 2013 were all ordinary income.

Table 2 summarizes the tax character of distributions paid to shareholders of Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management, Dreyfus Tax Exempt Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management during the fiscal periods ended January 31, 2014 and January 31, 2013.

Table 1—Capital Loss Carryover

		($ x 1,000)
		Post-Enactment
		Short-Term
	2019($)†	Losses ($)††	Total($)
Dreyfus Cash Management	—	19	19
Dreyfus Government Cash Management	—	113	113
Dreyfus Government Prime Cash Management	—	28	28
Dreyfus Treasury Prime Cash Management	—	718	718
Dreyfus Municipal Cash Management Plus	10	—	10
Dreyfus Tax Exempt Cash Management	—	17	17

† If not applied, the carryover expires in the above fiscal year.
†† Post-enactment short-term capital losses can be carried forward for an unlimited period.

Table 2—Tax Character of Distributions Paid

Tax Character of Distributions Paid ($ x 1,000)	2014			2013
					Long-Term
	Tax-Exempt	Ordinary	Tax-Exempt	Ordinary	Capital
	Income ($)	Income ($)	Income ($)	Income ($)	Gains ($)
Dreyfus Municipal Cash Management Plus	1	—	42	—	—
Dreyfus New York Municipal Cash Management	1	14	27	—†	—
Dreyfus Tax Exempt Cash Management	1	—	18	—	—
Dreyfus California AMT-Free Municipal Cash Management	1	—	24	121	91
Dreyfus New York AMT-Free Municipal Cash Management	—†	—	1	2	—

†	Amount represents less than $1,000.

The Funds 77

NOTES TO FINANCIAL STATEMENTS (continued)

During the period ended January 31, 2014, as a result of permanent book to tax differences, primarily due to dividend reclassification, each relevant fund increased accumulated undistributed investment income-net and decreased accumulated net realized gain (loss) on investments, as summarized in Table 3. Net assets and net asset value per share were not affected by this reclassification.

At January 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statements of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to separate management agreements with the Manager, the management fee of each fund is computed at the annual rate of .20% of the value of each fund’s average daily net assets and is payable monthly.

The Manager has undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time.These undertakings are voluntary and not contractual, and may be terminated at any time. Table 4 summarizes the reduction in expenses for each class of shares of each fund, pursuant to these undertakings, during the period ended January 31, 2014.

(b) Under each fund’s Service Plan adopted pursuant to Rule 12b-1 under the Act, with respect to each fund’s applicable Investor Shares,Administrative Shares, Participant Shares, Service Shares, Select Shares,Agency Shares, Premier Shares and Classic Shares, each fund pays the Distributor for distributing such classes of shares, for advertising and marketing and for providing certain services relating to shareholders of the respective class of shares. Investor Shares, Administrative Shares, Participant Shares, Service Shares, Select Shares, Agency Shares, Premier Shares and Classic Shares pay the Distributor at annual rates of .25%, .10%, .40%, .50%, .80%, .06%, .31%, and .50%, respectively, of the value of the applicable share class’ average daily net assets. These services include answering shareholder inquiries regarding the funds and providing reports and other information and services related to the maintenance of share-

Table 3—Reclassification of Components of Net Assets

			Accumulated	Accumulated
			Undistributed		Net Realized
		Investment Income—Net ($)		Gain (Loss) ($)
Dreyfus Cash Management			2,137		(2,137)
Dreyfus Treasury & Agency Cash Management			80,401		(80,401)
Dreyfus New York Municipal Cash Management			14,153		(14,153)

Table 4—Expense Reductions

		Dreyfus	Dreyfus	Dreyfus	Dreyfus
		Government	Government	Treasury &	Treasury
	Dreyfus Cash	Cash	Prime Cash	Agency Cash	Prime Cash
	Management ($)	Management ($)	Management ($)	Management ($)	Management ($)
Institutional Shares	13,719,795	15,707,910	4,472,138	19,869,438	40,371,475
Investor Shares	6,436,450	6,809,758	2,106,908	9,004,968	15,107,014
Administrative Shares	1,535,501	1,577,436	1,309,081	1,476,552	1,602,198
Participant Shares	3,499,373	1,050,043	1,124,185	2,840,252	16,670,464
Service Shares	—	—	—	77,983	—
Select Shares	—	—	—	50,130	—
Agency Shares	122,654	170,655	26,407	54,842	71,370
Premier Shares	—	—	—	120,448	—

holder accounts (“Servicing”). Under the Service Plan, as to each class, the Distributor may make payments to Service Agents in respect to these services. Generally, the Service Agent may provide holders of Investor Shares, Administrative Shares, Participant Shares, Service Shares, Select Shares, Agency Shares, Premier Shares and Classic Shares a consolidated statement. The Service Agent will generally also provide the holders of Investor Shares, Participant Shares, Service Shares, Select Shares and/or Premier Shares automated teller check writing privileges and, in the case of Participant Shares, Service Shares, and

Premier Shares, automated teller machine access, and bill paying services. The amount paid under the Service Plan for Servicing is intended to be a “service fee” as defined under the Conduct Rules of the Financial Industry Regulatory Authority (“FINRA”), and at no time will such amount exceed the maximum amount permitted to be paid under the FINRA Conduct Rules as a service fee.The fees payable under the Service Plan are payable without regard to actual expenses incurred. Table 5 summarizes the amount each fund was charged pursuant to the Service Plan during the period ended January 31, 2014.

Table 4—Expense Reductions (continued)

	Dreyfus	Dreyfus		Dreyfus	Dreyfus
	Municipal	New York	Dreyfus	California	New York
	Cash	Municipal	Tax Exempt	AMT-Free	AMT-Free
	Management	Cash	Cash	Municipal Cash	Municipal Cash
	Plus ($)	Management ($)	Management ($)	Management ($)	Management ($)
Institutional Shares	109,230	95,175	1,846,482	198,829	130,998
Investor Shares	617,277	979,441	1,449,776	850,822	130,892
Administrative Shares	144,197	14,098	117,318	5,787	11,886
Participant Shares	77,063	18,371	171,949	177,276	—
Agency Shares	2	—	—	—	—
Classic Shares	—	—	—	—	10,646

Table 5—Service Plan Fees

	Investor	Administrative	Participant	Service	Select	Agency	Premier	Classic
	Shares ($)	Shares ($)	Shares ($)	Shares ($)	Shares ($)	Shares ($)	Shares ($)	Shares ($)
Dreyfus Cash Management	6,043,006	1,291,822	3,324,827	—	—	95,158	—	—
Dreyfus Government Cash Management	4,630,846	724,388	810,420	—	—	60,607	—	—
Dreyfus Government
Prime Cash Management	1,373,911	541,836	845,794	—	—	8,429	—	—
Dreyfus Treasury & Agency
Cash Management	5,867,098	623,288	2,130,107	61,577	43,241	17,134	83,326	—
Dreyfus Treasury Prime
Cash Management	9,305,973	650,716	12,130,658	—	—	19,493	—	—
Dreyfus Municipal
Cash Management Plus	459,852	75,923	64,122	—	—	1	—	—
Dreyfus New York
Municipal Cash Management	745,370	8,605	15,447	—	—	—	—	—
Dreyfus Tax Exempt Cash Management	1,069,560	64,080	139,775	—	—	—	—	—
Dreyfus California AMT-Free
Municipal Cash Management	593,871	2,666	140,337	—	—	—	—	—
Dreyfus New York AMT-Free
Municipal Cash Management	77,027	4,421	—	—	—	—	—	7,803

The Funds	79

NOTES TO FINANCIAL STATEMENTS (continued)

(c) Each fund has adopted a Shareholder Services Plan with respect to its Institutional Shares. Each fund reimburses the Distributor an amount not to exceed an annual rate of .25% of the value of each fund’s average daily net assets attributable to Institutional Shares for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the funds, providing reports and other information, and services related to the maintenance of shareholder accounts. Table 6 summarizes the amount each fund’s Institutional Shares were charged pursuant to the Shareholder Services Plan during the period ended January 31, 2014.

The funds have arrangements with the transfer agent and the custodian whereby the funds may receive earnings cred-

its when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the funds include net earnings credits as expense offsets in the Statements of Operations.

Each fund compensates Dreyfus Transfer Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency and cash management services for the funds.The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. Table 7 summarizes the amount each fund was charged during the period ended January 31, 2014 for transfer agency services, which is included in Shareholder servicing costs in the Statements of Operations. Table 9 summarizes the amount each fund was charged during the period ended January 31, 2014 for cash management services, which

Table 6—Shareholder Services Plan Fees

Institutional
Shares ($)
Dreyfus Cash Management	352,179
Dreyfus Government Cash Management	219,714
Dreyfus Government Prime Cash Management	44,222
Dreyfus Treasury & Agency Cash Management	191,367
Dreyfus Treasury Prime Cash Management	27,884
Dreyfus Municipal Cash Management Plus	7,032
Dreyfus New York Municipal Cash Management	2,343
Dreyfus Tax Exempt Cash Management	336,638
Dreyfus California AMT-Free Municipal Cash Management	221
Dreyfus New York AMT-Free Municipal Cash Management	308

Table 7—Transfer Agency Agreement Fees

Transfer Agency
Fees ($)
Dreyfus Cash Management	120,354
Dreyfus Government Cash Management	85,778
Dreyfus Government Prime Cash Management	94,517
Dreyfus Treasury & Agency Cash Management	38,176
Dreyfus Treasury Prime Cash Management	578,704
Dreyfus Municipal Cash Management Plus	1,523
Dreyfus New York Municipal Cash Management	2,735
Dreyfus Tax Exempt Cash Management	4,661
Dreyfus California AMT-Free Municipal Cash Management	691
Dreyfus New York AMT-Free Municipal Cash Management	1,654

is included in Shareholder servicing costs in the Statements of Operations. Cash management fees were partially offset by earnings credits, also summarized in Table 9.

Each fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a custody agreement for providing custodial services for each fund. These fees are determined based on net assets, geographic region and transaction activity. Table 8 summarizes the amount each fund was charged during the period ended January 31, 2014 pursuant to the custody agreement. These fees were partially offset by earnings credits for each relevant fund, also summarized in Table 8.

Each fund compensated The Bank of New York Mellon under a cash management agreement that was in effect until

September 30, 2013 for performing certain cash management services related to fund subscriptions and redemptions. Table 9 summarizes the amount each fund was charged during the period ended January 31, 2014, pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statements of Operations. These fees were partially offset by earnings credits for each relevant fund, also summarized in Table 9.

During the period ended January 31, 2014, each fund was charged $9,101 for services performed by the Chief Compliance Officer and his staff.

Table 8—Custody Agreement Fees

		Custody Fees ($)		Earnings Credits ($)
Dreyfus Cash Management			865,877	(9,473)
Dreyfus Government Cash Management			506,349	(5,297)
Dreyfus Government Prime Cash Management			175,651	(155)
Dreyfus Treasury & Agency Cash Management			556,698	(3,666)
Dreyfus Treasury Prime Cash Management			961,052	(3,038)
Dreyfus Municipal Cash Management Plus			42,927	—
Dreyfus New York Municipal Cash Management			39,547	—
Dreyfus Tax Exempt Cash Management			126,458	—
Dreyfus California AMT-Free Municipal Cash Management			45,257	—
Dreyfus New York AMT-Free Municipal Cash Management			17,186	—

Table 9—Cash Management Agreement Fees

			The Bank of	The Bank of
	Dreyfus Transfer Inc.	Dreyfus Transfer Inc.	New York Mellon Cash	New York Mellon
Cash Management Fees ($)		Earnings Credits ($)	Management Fees ($) Earnings Credits ($)
Dreyfus Cash Management	2,760	(288)	828	(1)
Dreyfus Government Cash Management	3,526	(366)	1,042	(1)
Dreyfus Government Prime Cash Management	3,456	(358)	1,028	(1)
Dreyfus Treasury & Agency Cash Management	1,919	(199)	569	—
Dreyfus Treasury Prime Cash Management	21,454	(2,224)	6,359	(4)
Dreyfus Municipal Cash Management Plus	66	(7)	21	—
Dreyfus New York Municipal Cash Management	105	(11)	31	—
Dreyfus Tax Exempt Cash Management	209	(22)	64	—
Dreyfus California AMT-Free Municipal Cash Management	24	(2)	7	—
Dreyfus New York AMT-Free Municipal Cash Management	73	(8)	22	—

The Funds	81

NOTES TO FINANCIAL STATEMENTS (continued)

Table 10 summarizes the components of “Due to The Dreyfus Corporation and affiliates” in the Statements of Assets and Liabilities for each fund.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Securities Transactions:

The funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions out-

lined in procedures adopted by the Boards.The procedures have been designed to ensure that any purchase or sale of securities by the funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Trustees and/or common officers, complies with Rule 17a-7 under the Act. Table 11 summarizes the amounts of purchases and sales of securities engaged in by each relevant fund pursuant to Rule 17a-7 under the Act during the period ended January 31, 2014.

Table 10—Due to The Dreyfus Corporation and Affiliates

					Chief
			Shareholder		Compliance	Transfer
	Management	Service Plan	Services Plan	Custodian	Officer	Agency	Less Expense
	Fees ($)	Fees ($)	Fees ($)	Fees ($)	Fees ($)	Fees ($)	Reimbursement ($)

Dreyfus Cash Management	4,752,759	974,570	34,196	360,000	3,023	21,366	(2,875,635)
Dreyfus Government
Cash Management	3,035,192	514,569	13,000	203,005	3,023	23,532	(2,758,620)
Dreyfus Government
Prime Cash Management	851,472	248,936	2,000	72,500	3,023	24,220	(864,181)
Dreyfus Treasury & Agency
Cash Management	3,187,154	705,753	23,000	240,000	3,023	13,497	(3,328,509)
Dreyfus Treasury Prime
Cash Management	6,603,172	1,934,772	12,000	408,499	3,023	142,416	(7,388,675)
Dreyfus Municipal
Cash Management Plus	55,510	44,953	—	16,811	3,023	15	(83,434)
Dreyfus New York Municipal
Cash Management	85,391	75,744	—	17,372	3,023	20	(119,377)
Dreyfus Tax Exempt
Cash Management	418,017	110,454	39,000	54,971	3,023	48	(376,077)
Dreyfus California AMT-Free
Municipal Cash Management	76,807	68,227	—	19,873	3,023	17	(126,368)
Dreyfus New York AMT-Free
Municipal Cash Management	17,744	6,200	—	7,000	3,023	18	(23,122)

Table 11—Affiliated Portfolio Holdings Transactions

	Purchases ($)	Sales ($)
Dreyfus Municipal Cash Management Plus	287,215,000	610,030,000
Dreyfus New York Municipal Cash Management	366,535,000	329,750,000
Dreyfus Tax Exempt Cash Management	942,015,000	857,865,000
Dreyfus California AMT—Free Municipal Cash Management	113,955,000	199,185,000
Dreyfus New York AMT-Free Municipal Cash Management	33,685,000	56,640,000

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees

Dreyfus Cash Management

Dreyfus Government Cash Management

Dreyfus Government Prime Cash Management

Dreyfus Treasury & Agency Cash Management

Dreyfus Treasury Prime Cash Management

Dreyfus Municipal Cash Management Plus

Dreyfus New York Municipal
Cash Management

Dreyfus Tax Exempt Cash Management

Dreyfus California AMT-Free
Municipal Cash Management

Dreyfus New York AMT-Free
Municipal Cash Management

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Dreyfus Cash Management, Dreyfus Government Cash Management, Dreyfus Government Prime Cash Management, Dreyfus Treasury & Agency Cash Management, Dreyfus Treasury Prime Cash Management, Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management, Dreyfus Tax Exempt Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management (the “Funds”) as of January 31, 2014, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial report-ing.Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2014 by correspondence with the custodian and others.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds at January 31, 2014, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

March 26, 2014

The Funds	83

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management, Dreyfus Tax Exempt Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management hereby make the following designations regarding the dividends paid from investment income-net during their fiscal year ended January 31, 2014:

  all the dividends paid from investment income-net are “exempt-interest dividends” (not generally subject to regular federal income taxes), except $14,153 of Dreyfus New York Municipal Cash Management’s exempt- interest dividends that are being designated as an ordinary income distribution for reporting purposes.

  for individuals who are residents of New York, “exempt-interest dividends” paid by Dreyfus New York Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management are also not subject to NewYork state and NewYork city personal income tax.

  for individuals who are residents of California, “exempt-interest dividends” paid by Dreyfus California AMT-Free Municipal Cash Management are also not subject to California personal income tax.

For state individual income tax purposes, Dreyfus Government Prime Cash Management and Dreyfus Treasury Prime

Cash Management hereby report the following percentage of ordinary dividends paid during the fiscal year ended January 31, 2014 as attributable to interest income from direct obligations of the United States. Such dividends are currently exempt from taxation for income tax purposes in most states, including NewYork, Connecticut, California and the District of Columbia:

Dreyfus Government Prime
Cash Management	100%
Dreyfus Treasury Prime
Cash Management	100%

The funds below report the following percentage of ordinary income dividends paid during the fiscal year ended January 31, 2014 as qualifying interest-related dividends:

Dreyfus Cash Management	90.37%
Dreyfus Government
Cash Management	100%
Dreyfus Government
Prime Cash Management	100%
Dreyfus Treasury & Agency
Cash Management	100%
Dreyfus Treasury
Prime Cash Management	100%

PROXY RESULTS (Unaudited)

Dreyfus Cash Management Fund

The fund held a special meeting of shareholders on December 6, 2013.The proposal considered at the meeting, and the results, are as follows:

		Shares
	Votes For		Authority Withheld
To elect additional Board Members:
Gordon J. Davis†	9,275,493,817		55,536,450
Whitney I. Gerard†	9,281,744,847		49,285,420
Robin A. Melvin†	9,241,195,187		89,835,080
Nathan Leventhal†	9,281,777,726		49,252,541
Roslyn M. Watson†	9,224,158,892		106,871,375

† Each of the above Board Members were duly elected by shareholders at the fund’s December 6, 2013 shareholder meeting.The election of Gordon J. Davis,Whitney I. Gerard and
Nathan Leventhal became effective January 1, 2014. Robin A. Melvin and Roslyn M.Watson were existing Board members previously having been elected by the fund’s Board. In addition, Joseph S. DiMartino, Isabel P. Dunst and Benaree Pratt Wiley continue as Board Members of the fund.

Dreyfus Government Cash Management Funds

The Company held a special meeting of shareholders on December 6, 2013. The proposal considered at the meeting, and the results, are as follows:

		Shares
	Votes For		Authority Withheld
To elect additional Board Members:
Gordon J. Davis†	8,952,733,476		251,316,312
Whitney I. Gerard†	8,942,581,254		261,468,534
Robin A. Melvin†	8,933,732,878		270,316,910
Nathan Leventhal†	8,942,569,057		261,480,731
Roslyn M. Watson†	8,911,823,712		292,226,076

† Each of the above Board Members were duly elected by shareholders at the Company’s December 6, 2013 shareholder meeting. The election of Gordon J. Davis,Whitney I. Gerard and Nathan Leventhal became effective January 1, 2014. Robin A. Melvin and Roslyn M. Watson were existing Board members previously having been elected by the Company’s
Board. In addition, Joseph S. DiMartino, Isabel P. Dunst and Benaree Pratt Wiley continue as Board Members of the Company.

The Funds	85

PROXY RESULTS (Unaudited) (continued)

Dreyfus Treasury & Agency Cash Management Fund

The fund held a special meeting of shareholders on December 6, 2013.The proposal considered at the meeting, and the results, are as follows:

		Shares
	Votes For		Authority Withheld
To elect additional Board Members:
Gordon J. Davis†	7,562,395,056		14,922,011
Whitney I. Gerard†	7,557,308,594		20,008,473
Robin A. Melvin†	7,554,796,378		22,520,689
Nathan Leventhal†	7,557,308,594		20,008,473
Roslyn M. Watson†	7,554,796,378		22,520,689

† Each of the above Board Members were duly elected by shareholders at the fund’s December 6, 2013 shareholder meeting.The election of Gordon J. Davis,Whitney I. Gerard and
Nathan Leventhal became effective January 1, 2014. Robin A. Melvin and Roslyn M.Watson were existing Board members previously having been elected by the fund’s Board. In addition, Joseph S. DiMartino, Isabel P. Dunst and Benaree Pratt Wiley continue as Board Members of the fund.

Dreyfus Treasury Prime Cash Management Fund

The fund held a special meeting of shareholders on December 6, 2013.The proposal considered at the meeting, and the results, are as follows:

		Shares
	Votes For		Authority Withheld
To elect additional Board Members:
Gordon J. Davis†	15,636,955,393		84,845,169
Whitney I. Gerard†	15,623,043,609		98,756,953
Robin A. Melvin†	15,536,124,585		185,675,977
Nathan Leventhal†	15,562,431,023		159,369,539
Roslyn M. Watson†	15,536,284,410		185,516,152

† Each of the above Board Members were duly elected by shareholders at the fund’s December 6, 2013 shareholder meeting.The election of Gordon J. Davis,Whitney I. Gerard and
Nathan Leventhal became effective January 1, 2014. Robin A. Melvin and Roslyn M.Watson were existing Board members previously having been elected by the fund’s Board. In addition, Joseph S. DiMartino, Isabel P. Dunst and Benaree Pratt Wiley continue as Board Members of the fund.

Dreyfus Municipal Cash Management Plus Fund

The fund held a special meeting of shareholders on December 6, 2013.The proposal considered at the meeting, and the results, are as follows:

		Shares
	Votes For		Authority Withheld
To elect additional Board Members:
Gordon J. Davis†	253,506,096		1,211,150
Whitney I. Gerard†	253,506,096		1,211,150
Robin A. Melvin†	253,506,096		1,211,150
Nathan Leventhal†	253,506,096		1,211,150
Roslyn M. Watson†	253,499,404		1,217,842

† Each of the above Board Members were duly elected by shareholders at the fund’s December 6, 2013 shareholder meeting. The election of Gordon J. Davis,Whitney I. Gerard and
Nathan Leventhal became effective January 1, 2014. Robin A. Melvin and Roslyn M.Watson were existing Board members previously having been elected by the fund’s Board. In addition, Joseph S. DiMartino, Isabel P. Dunst and Benaree Pratt Wiley continue as Board Members of the fund.

Dreyfus New York Municipal Cash Management Fund

The fund held a special meeting of shareholders on December 6, 2013.The proposal considered at the meeting, and the results, are as follows:

		Shares
	Votes For		Authority Withheld
To elect additional Board Members:
Gordon J. Davis†	338,498,256		5,881,549
Whitney I. Gerard†	338,498,256		5,881,549
Robin A. Melvin†	338,498,856		5,880,949
Nathan Leventhal†	338,498,856		5,880,949
Roslyn M. Watson†	338,498,856		5,880,949

† Each of the above Board Members were duly elected by shareholders at the fund’s December 6, 2013 shareholder meeting.The election of Gordon J. Davis,Whitney I. Gerard and
Nathan Leventhal became effective January 1, 2014. Robin A. Melvin and Roslyn M.Watson were existing Board members previously having been elected by the fund’s Board. In addition, Joseph S. DiMartino, Isabel P. Dunst and Benaree Pratt Wiley continue as Board Members of the fund.

The Funds	87

PROXY RESULTS (Unaudited) (continued)

Dreyfus Tax Exempt Cash Management Funds

The Trust held a special meeting of shareholders on December 6, 2013.The proposal considered at the meeting, and the results, are as follows:

		Shares
	Votes For		Authority Withheld
To elect additional Board Members:
Gordon J. Davis†	1,365,022,306		8,652,176
Whitney I. Gerard†	1,364,219,816		9,454,666
Robin A. Melvin†	1,364,936,842		8,737,640
Nathan Leventhal†	1,365,031,018		8,643,464
Roslyn M. Watson†	1,364,936,842		8,737,640

† Each of the above Board Members were duly elected by shareholders at the Trust’s December 6, 2013 shareholder meeting.The election of Gordon J. Davis,Whitney I. Gerard and
Nathan Leventhal became effective January 1, 2014. Robin A. Melvin and Roslyn M.Watson were existing Board members previously having been elected by the Trust’s Board. In addition, Joseph S. DiMartino, Isabel P. Dunst and Benaree Pratt Wiley continue as Board Members of the Trust.

BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (70)	Robin A. Melvin (50)
Chairman of the Board (1995)	Board Member (2010)
Principal Occupation During Past 5Years:	Principal Occupation During Past 5Years:
• Corporate Director and Trustee	• Board Member, Illinois Mentoring Partnership, non-profit
Other Public Company Board Memberships During Past 5Years:	organization dedicated to increasing the quantity and quality of
• CBIZ (formerly, Century Business Services, Inc.), a provider of	mentoring services in Illinois (2013-present)
outsourcing functions for small and medium size companies,	• Director, Boisi Family Foundation, a private family foundation that
Director (1997-present)	supports youth-serving organizations that promote the self
• The Newark Group, a provider of a national market of paper	sufficiency of youth from disadvantaged circumstances (1995-2012)
recovery facilities, paperboard mills and paperboard converting	No. of Portfolios for which Board Member Serves: 115
plants, Director (2000-2010)
———————
• Sunair Services Corporation, a provider of certain outdoor-related
services to homes and businesses, Director (2005-2009)	Roslyn M. Watson (64)
No. of Portfolios for which Board Member Serves: 141	Board Member (2010)
Principal Occupation During Past 5Years:
———————
• Principal,Watson Ventures, Inc., a real estate investment company
Whitney I. Gerard (79)	(1993-present)
Board Member (2014)†	No. of Portfolios for which Board Member Serves: 61
Principal Occupation During Past 5Years:
———————
• Partner in the law firm of Chadbourne & Parke LLP
No. of Portfolios for which Board Member Serves: 35	Benaree Pratt Wiley (67)
Board Member (2007)
———————
Principal Occupation During Past 5Years:
Nathan Leventhal (70)	• Principal,The Wiley Group, a firm specializing in strategy and
Board Member (2014)†	business development (2005-present)
Principal Occupation During Past 5Years:	Other Public Company Board Memberships During Past 5Years:
• Chairman of the Avery-Fisher Artist Program (1997-present)	• CBIZ (formerly, Century Business Services, Inc.), a provider of
• Commissioner, NYC Planning Commission (2007-2011)	outsourcing functions for small and medium size companies,
Other Public Company Board Memberships During Past 5Years:	Director (2008-present)
• Movado Group, Inc., Director (2003-present)	No. of Portfolios for which Board Member Serves: 61
No. of Portfolios for which Board Member Serves: 49

The Funds	89

BOARD MEMBERS INFORMATION (Unaudited) (continued)

INTERESTED BOARD MEMBERS

Charles Cardona (58)	Isabel P. Dunst (66)
Board Member (2014)	Board Member (1991)
Principal Occupation During Past 5Years:	Principal Occupation During Past 5Years:
• President and a Director of The Dreyfus Corporation	• Partner, Hogan Lovells LLP

• Executive Vice President of MBSC Securities Corporation	No. of Portfolios for which Board Member Serves: 35
• President of Dreyfus Institutional Services Division
Isabel P. Dunst is deemed to be an “interest person” (as defined in the Act) of the
No. of Portfolios for which Board Member Serves: 19	fund as a result of her affiliation with Hogan Lovells LLP, which provides legal
Charles Cardona is deemed to be an “interested person” (as defined in the Act) of	services to BNY Mellon and certain of its affiliates.
the funds as a result of his affiliation with The Dreyfus Corporation, this became
———————
effective February 27, 2014.
† Whitney I. Gerard, Nathan Leventhal and Gordon J. Davis were elected as Board
———————	Member of the funds as of December 6, 2013, effective January 1, 2014.
Gordon J. Davis (72)	Once elected all Board Members serve for an indefinite term, but achieve Emeritus
Board Member (2014)†	status upon reaching age 80.The address of the Board Members and Officers is c/o
The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork 10166.
Principal Occupation During Past 5Years:	Additional information about the Board Members is available in the fund’s Statement
• Partner in the law firm of Venable LLP (2012-present)	of Additional Information which can be obtained from Dreyfus free of charge by calling
• Partner in the law firm of Dewey & LeBoeuf LLP (1994-2012)	this toll free number: 1-800-DREYFUS.
Other Public Company Board Memberships During Past 5Years:	David W. Burke, Emeritus Board Member
• Consolidated Edison, Inc., a utility company, Director (1997-present)	Lyle E. Gramley, Emeritus Board Member
• The Phoenix Companies, Inc., a life insurance company, Director	Philip L.Toia, Emeritus Board Member
(2000-present)

No. of Portfolios for which Board Member Serves: 59
Gordon J. Davis is deemed to be an “interested person” (as defined in the Act) of the fund as a result of his affiliation with Venable LLP, which provides legal services to the funds.

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009, Chairman of Dreyfus Transfer, Inc., an affiliate of the Manager and the transfer agent of the funds, since May 2011 and Executive Vice President of the Distributor since June 2007. From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 68 investment companies (comprised of 141 portfolios) managed by the Manager. He is 55 years old and has been an employee of the Manager since February 1988.

CHARLES CARDONA, Executive Vice President since November 2001.

President and a Director of the Manager, Executive Vice President of the Distributor, President of Dreyfus Institutional Services Division, and an officer of 12 other investment companies (comprised of 19 portfolios) managed by the Manager. He is 58 years old and has been an employee of the Manager since February 1981.

JOHN PAK, Chief Legal Officer since March 2013.

Chief Legal Officer of the Manager and Associate General Counsel and Managing Director of BNY Mellon since August 2012; from March 2005 to July 2012, Managing Director of Deutsche Bank, Deputy Global Head of Deutsche Asset Management Legal and Regional Head of Deutsche Asset Management Americas Legal. He is an officer of 69 investment companies (comprised of 166 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since August 2012.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Assistant General Counsel of BNY Mellon, and an officer of 69 investment companies (comprised of 166 portfolios) managed by the Manager. She is 51 years old and has been an employee of the Manager since February 1984.

KIESHA ASTWOOD, Vice President and Assistant Secretary since January 2010.

Counsel of BNY Mellon, and an officer of 69 investment companies (comprised of 166 portfolios) managed by the Manager. She is 40 years old and has been an employee of the Manager since July 1995.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon and Secretary of the Manager, and an officer of 69 investment companies (comprised of 166 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 69 investment companies (comprised of 166 portfolios) managed by the Manager. She is 58 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 69 investment companies (comprised of 166 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since June 2000.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 69 investment companies (comprised of 166 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since February 1991.

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 69 investment companies (comprised of 166 portfolios) managed by the Manager. He is 62 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 69 investment companies (comprised of 166 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 69 investment companies (comprised of 166 portfolios) managed by the Manager. He is 55 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 69 investment companies (comprised of 166 portfolios) managed by the Manager. He is 55 years old and has been an employee of the Manager since September 1982.

The Funds	91

OFFICERS OF THE FUND (Unaudited) (continued)

GAVIN C. REILLY, Assistant Treasurer since August 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 69 investment companies (comprised of 166 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2003.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 69 investment companies (comprised of 166 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 69 investment companies (comprised of 166 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 69 investment companies (comprised of 166 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since September 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (69 investment companies, comprised of 166 portfolios). He is 56 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

MATTHEW D. CONNOLLY, Anti-Money Laundering Compliance Officer since April 2012.

Anti-Money Laundering Compliance Officer of the Distributor since October 2011; from March 2010 to September 2011, Global Head, KYC Reviews and Director, UBS Investment Bank; until March 2010, AML Compliance Officer and Senior Vice President, Citi Global Wealth Management. He is an officer of 64 investment companies (comprised of 161 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Distributor since October 2011.

NOTES

For More Information

Dreyfus Cash Management Funds
200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer Agent & Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Institutional	Investor	Administrative	Participant	Service	Select	Agency	Premier	Classic
Dreyfus Cash Management	DICXX	DVCXX	DACXX	DPCXX			DMCXX		
Dreyfus Government Cash Management	DGCXX	DGVXX	DAGXX	DPGXX			DGMXX		
Dreyfus Government Prime Cash Management	DIPXX	DVPXX	DAPXX	DGPXX			DRPXX		
Dreyfus Treasury & Agency Cash Management	DTRXX	DTVXX	DTAXX	DTPXX	DSRXX	DTSXX	DYAXX	DYPXX	
Dreyfus Treasury Prime Cash Management	DIRXX	DVRXX	DARXX	DPRXX			DSAXX		
Dreyfus Municipal Cash Management Plus	DIMXX	DVMXX	DAMXX	DMPXX			DRAXX		
Dreyfus New York Municipal Cash Management	DIYXX	DVYXX	DAYXX	DPYXX					
Dreyfus Tax Exempt Cash Management	DEIXX	DEVXX	DEAXX	DEPXX					
Dreyfus California AMT-Free Municipal Cash Management	DIIXX	DAIXX	DFAXX	DFPXX					
Dreyfus New York AMT-Free Municipal Cash Management	DYIXX	DYVXX	DDVXX						DLCXX

Telephone Call your Dreyfus Investments representative or 1-800-346-3621

E-mail Access Dreyfus Investments at www.dreyfus.com.
You can obtain product information and E-mail requests for information or literature.

Mail Dreyfus Investments, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

Each fund will disclose daily, on www.dreyfus.com, the complete schedule of each fund's holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

Each fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. Each fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how each fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC's website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2014 MBSC Securities Corporation

CMGTAR0114

Item 2.             Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.             Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").  Mr. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.             Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $94,782 in 2013 and $96,678 in 2014.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $18,000 in 2013 and $18,000 in 2014.  These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2013 and $0 in 2014.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $11,333 in 2013 and $10,191 in 2014.  services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2013 and $0 in 2014.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $45 in 2013 and $36 in 2014. [These services consisted of a review of the Registrant's anti-money laundering program].

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $200,000 in 2013 and $0 in 2014.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note: None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $46,989,773 in 2013 and $51,723,391 in 2014.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.             Audit Committee of Listed Registrants.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 6.             Investments.

(a)                    Not applicable.

Item 7.             Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 8.             Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.  [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]

Item 9.             Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 10.           Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.           Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.           Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS TAX EXEMPT CASH MANAGEMENT FUNDS

By: /s/Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	March 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	March 25, 2014

By: /s/ James Windels
James Windels, Treasurer
Date:	March 25, 2014

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)